UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: September 30, 2012

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of September 30, 2012

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2012.

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.3%
	Consumer Discretionary — 13.8%
	Distributors — 0.5%
234	Genuine Parts Co.	14,295

	Hotels, Restaurants & Leisure — 2.2%
629	Dunkin’ Brands Group, Inc.	18,360
232	McDonald’s Corp.	21,313
255	Yum! Brands, Inc.	16,924

		56,597

	Household Durables — 0.7%
328	Tupperware Brands Corp.	17,553

	Media — 2.8%
665	Cinemark Holdings, Inc.	14,908
314	Time Warner Cable, Inc.	29,884
633	Time Warner, Inc.	28,705

		73,497

	Multiline Retail — 0.7%
342	Nordstrom, Inc.	18,888

	Specialty Retail — 4.8%
716	Home Depot, Inc. (The)	43,255
757	Limited Brands, Inc.	37,297
250	Tiffany & Co.	15,439
180	TJX Cos., Inc.	8,062
459	Williams-Sonoma, Inc.	20,163

		124,216

	Textiles, Apparel & Luxury Goods — 2.1%
352	Coach, Inc.	19,724
75	NIKE, Inc., Class B	7,104
165	V.F. Corp.	26,346

		53,174

	Total Consumer Discretionary	358,220

	Consumer Staples — 7.1%
	Beverages — 1.1%
722	Coca-Cola Co. (The)	27,400

	Food Products — 2.9%
397	Hershey Co. (The)	28,128
202	JM Smucker Co. (The)	17,482
696	Kraft Foods, Inc., Class A	28,797

		74,407

	Household Products — 0.6%
226	Procter & Gamble Co. (The)	15,708

	Tobacco — 2.5%
326	Lorillard, Inc.	37,969
308	Philip Morris International, Inc.	27,676

		65,645

	Total Consumer Staples	183,160

	Energy — 11.2%
	Oil, Gas & Consumable Fuels — 11.2%
388	Chevron Corp.	45,255
958	ConocoPhillips	54,802
584	Exxon Mobil Corp.	53,442
777	Kinder Morgan, Inc.	27,602
488	Marathon Petroleum Corp.	26,630
458	Occidental Petroleum Corp.	39,446
559	Spectra Energy Corp.	16,411
750	Williams Cos., Inc. (The)	26,230

	Total Energy	289,818

	Financials — 21.8%
	Capital Markets — 4.8%
381	Ameriprise Financial, Inc.	21,579
257	BlackRock, Inc.	45,780
885	T. Rowe Price Group, Inc.	56,040

		123,399

	Commercial Banks — 8.1%
703	BB&T Corp.	23,315
414	Cullen/Frost Bankers, Inc.	23,802
389	M&T Bank Corp.	37,065
710	U.S. Bancorp	24,354
2,927	Wells Fargo & Co.	101,073

		209,609

	Diversified Financial Services — 1.6%
741	CME Group, Inc.	42,444

	Insurance — 5.8%
770	Arthur J. Gallagher & Co.	27,598
372	Cincinnati Financial Corp.	14,105
947	Hartford Financial Services Group, Inc.	18,418
25	OneBeacon Insurance Group Ltd., Class A	341
754	Prudential Financial, Inc.	41,110
378	Travelers Cos., Inc. (The)	25,770
690	Validus Holdings Ltd., (Bermuda)	23,386

		150,728

	Real Estate Investment Trusts (REITs) — 1.5%
217	Alexandria Real Estate Equities, Inc.	15,939
55	National Health Investors, Inc.	2,851

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Real Estate Investment Trusts (REITs) — Continued
129	Simon Property Group, Inc.	19,650

		38,440

	Total Financials	564,620

	Health Care — 10.2%
	Health Care Equipment & Supplies — 1.5%
392	Baxter International, Inc.	23,624
204	Becton, Dickinson & Co.	16,008

		39,632

	Pharmaceuticals — 8.7%
345	Abbott Laboratories	23,656
481	Johnson & Johnson	33,163
1,915	Merck & Co., Inc.	86,381
3,269	Pfizer, Inc.	81,241

		224,441

	Total Health Care	264,073

	Industrials — 7.9%
	Aerospace & Defense — 1.7%
317	Honeywell International, Inc.	18,969
321	United Technologies Corp.	25,129

		44,098

	Air Freight & Logistics — 0.5%
165	United Parcel Service, Inc., Class B	11,818

	Commercial Services & Supplies — 0.9%
863	Republic Services, Inc.	23,734

	Electrical Equipment — 1.2%
646	Emerson Electric Co.	31,205

	Industrial Conglomerates — 1.0%
273	3M Co.	25,272

	Machinery — 1.1%
309	PACCAR, Inc.	12,383
234	Snap-on, Inc.	16,818

		29,201

	Road & Rail — 1.1%
445	Norfolk Southern Corp.	28,300

	Trading Companies & Distributors — 0.4%
139	Watsco, Inc.	10,568

	Total Industrials	204,196

	Information Technology — 10.9%
	Computers & Peripherals — 1.9%
75	Apple, Inc.	50,343

	Electronic Equipment, Instruments & Components — 0.6%
537	Molex, Inc.	14,110

	IT Services — 1.7%
328	Accenture plc, (Ireland), Class A	22,953
361	Automatic Data Processing, Inc.	21,154

		44,107

	Semiconductors & Semiconductor Equipment — 4.9%
839	Analog Devices, Inc.	32,865
735	Intel Corp.	16,673
583	KLA-Tencor Corp.	27,828
754	Linear Technology Corp.	24,005
750	Xilinx, Inc.	25,067

		126,438

	Software — 1.8%
1,583	Microsoft Corp.	47,144

	Total Information Technology	282,142

	Materials — 4.3%
	Chemicals — 3.5%
262	Air Products & Chemicals, Inc.	21,633
705	E.I. du Pont de Nemours & Co.	35,459
304	PPG Industries, Inc.	34,925

		92,017

	Containers & Packaging — 0.3%
165	Greif, Inc., Class A	7,272

	Metals & Mining — 0.5%
309	Freeport-McMoRan Copper & Gold, Inc.	12,212

	Total Materials	111,501

	Telecommunication Services — 4.4%
	Diversified Telecommunication Services — 4.4%
894	AT&T, Inc.	33,685
358	CenturyLink, Inc.	14,467
1,451	Verizon Communications, Inc.	66,121

	Total Telecommunication Services	114,273

	Utilities — 5.7%
	Electric Utilities — 2.4%
337	NextEra Energy, Inc.	23,715
505	Northeast Utilities	19,302
534	NV Energy, Inc.	9,623
206	Southern Co. (The)	9,496

		62,136

	Gas Utilities — 1.1%
584	ONEOK, Inc.	28,205

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Multi-Utilities — 2.0%
751	CMS Energy Corp.	17,680
562	Sempra Energy	36,239

		53,919

	Water Utilities — 0.2%
130	American Water Works Co., Inc.	4,818

	Total Utilities	149,078

	Total Common Stocks (Cost $2,218,027)	2,521,081

Short-Term Investment — 2.5%
	Investment Company — 2.5%
64,055	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.120% (b) (l) (m) (Cost $64,055)	64,055

	Total Investments — 99.8% (Cost $2,282,082)	2,585,136
	Other Assets in Excess of Liabilities — 0.2%	5,227

	NET ASSETS — 100.0%	$2,590,363

Percentages indicated are based on net assets.

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$311,893
Aggregate gross unrealized depreciation	(8,839)

Net unrealized appreciation/depreciation	$303,054

Federal income tax cost of investments	$2,282,082

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,585,136	$—	$—	$2,585,136

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.3%
	Consumer Discretionary — 10.9%
	Auto Components — 0.2%
16	BorgWarner, Inc. (a)	1,103
34	Goodyear Tire & Rubber Co. (The) (a)	416
95	Johnson Controls, Inc.	2,614

		4,133

	Automobiles — 0.4%
532	Ford Motor Co.	5,246
32	Harley-Davidson, Inc.	1,347

		6,593

	Distributors — 0.1%
22	Genuine Parts Co.	1,320

	Diversified Consumer Services — 0.0% (g)
14	Apollo Group, Inc., Class A (a)	409
38	H&R Block, Inc.	655

		1,064

	Hotels, Restaurants & Leisure — 1.8%
62	Carnival Corp.	2,273
4	Chipotle Mexican Grill, Inc. (a)	1,404
18	Darden Restaurants, Inc.	997
37	International Game Technology	488
35	Marriott International, Inc., Class A	1,373
141	McDonald’s Corp.	12,906
106	Starbucks Corp.	5,380
27	Starwood Hotels & Resorts Worldwide, Inc.	1,589
20	Wyndham Worldwide Corp.	1,041
11	Wynn Resorts Ltd.	1,279
64	Yum! Brands, Inc.	4,218

		32,948

	Household Durables — 0.3%
39	D.R. Horton, Inc.	800
9	Harman International Industries, Inc.	432
20	Leggett & Platt, Inc.	491
23	Lennar Corp., Class A	790
40	Newell Rubbermaid, Inc.	769
47	PulteGroup, Inc. (a)	730
11	Whirlpool Corp.	897

		4,909

	Internet & Catalog Retail — 1.0%
50	Amazon.com, Inc. (a)	12,830
13	Expedia, Inc.	756
8	Netflix, Inc. (a)	422
7	priceline.com, Inc. (a)	4,300
15	TripAdvisor, Inc. (a)	503

		18,811

	Leisure Equipment & Products — 0.1%
16	Hasbro, Inc.	617
48	Mattel, Inc.	1,687

		2,304

	Media — 3.5%
30	Cablevision Systems Corp., Class A	477
83	CBS Corp. (Non-Voting), Class B	3,017
373	Comcast Corp., Class A	13,351
88	DIRECTV (a)	4,595
34	Discovery Communications, Inc., Class A (a)	2,056
32	Gannett Co., Inc.	573
61	Interpublic Group of Cos., Inc. (The)	678
39	McGraw-Hill Cos., Inc. (The)	2,134
284	News Corp., Class A	6,966
37	Omnicom Group, Inc.	1,910
12	Scripps Networks Interactive, Inc., Class A	738
43	Time Warner Cable, Inc.	4,062
132	Time Warner, Inc.	6,000
66	Viacom, Inc., Class B	3,539
250	Walt Disney Co. (The)	13,085
1	Washington Post Co. (The), Class B	230

		63,411

	Multiline Retail — 0.8%
8	Big Lots, Inc. (a)	246
32	Dollar Tree, Inc. (a)	1,551
14	Family Dollar Stores, Inc.	897
20	J.C. Penney Co., Inc.	483
30	Kohl’s Corp.	1,541
56	Macy’s, Inc.	2,112
21	Nordstrom, Inc.	1,176
91	Target Corp.	5,798

		13,804

	Specialty Retail — 2.1%
12	Abercrombie & Fitch Co., Class A	391
5	AutoNation, Inc. (a)	235
5	AutoZone, Inc. (a)	1,930
32	Bed Bath & Beyond, Inc. (a)	2,040
37	Best Buy Co., Inc.	638
32	CarMax, Inc. (a)	901
17	GameStop Corp., Class A	362
42	Gap, Inc. (The)	1,488

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Specialty Retail — Continued
210	Home Depot, Inc. (The)	12,694
33	Limited Brands, Inc.	1,639
159	Lowe’s Cos., Inc.	4,811
17	O’Reilly Automotive, Inc. (a)	1,387
31	Ross Stores, Inc.	2,018
95	Staples, Inc.	1,097
17	Tiffany & Co.	1,028
103	TJX Cos., Inc.	4,599
15	Urban Outfitters, Inc. (a)	572

		37,830

	Textiles, Apparel & Luxury Goods — 0.6%
40	Coach, Inc.	2,229
8	Fossil, Inc. (a)	647
51	NIKE, Inc., Class B	4,867
9	Ralph Lauren Corp.	1,288
12	V.F. Corp.	1,955

		10,986

	Total Consumer Discretionary	198,113

	Consumer Staples — 10.8%
	Beverages — 2.4%
22	Beam, Inc.	1,271
21	Brown-Forman Corp., Class B	1,378
540	Coca-Cola Co. (The)	20,485
39	Coca-Cola Enterprises, Inc.	1,208
21	Constellation Brands, Inc., Class A (a)	664
29	Dr. Pepper Snapple Group, Inc.	1,308
22	Molson Coors Brewing Co., Class B	978
21	Monster Beverage Corp. (a)	1,160
217	PepsiCo, Inc.	15,363

		43,815

	Food & Staples Retailing — 2.4%
60	Costco Wholesale Corp.	6,038
177	CVS Caremark Corp.	8,593
76	Kroger Co. (The)	1,788
33	Safeway, Inc.	538
82	Sysco Corp.	2,559
120	Walgreen Co.	4,357
234	Wal-Mart Stores, Inc.	17,302
24	Whole Foods Market, Inc.	2,333

		43,508

	Food Products — 1.7%
92	Archer-Daniels-Midland Co.	2,497
25	Campbell Soup Co.	875
57	ConAgra Foods, Inc.	1,563
26	Dean Foods Co. (a)	421
90	General Mills, Inc.	3,604
45	H.J. Heinz Co.	2,499
21	Hershey Co. (The)	1,499
19	Hormel Foods Corp.	547
15	JM Smucker Co. (The)	1,318
34	Kellogg Co.	1,779
248	Kraft Foods, Inc., Class A	10,236
19	McCormick & Co., Inc. (Non-Voting)	1,148
28	Mead Johnson Nutrition Co.	2,083
40	Tyson Foods, Inc., Class A	647

		30,716

	Household Products — 2.2%
18	Clorox Co. (The)	1,303
62	Colgate-Palmolive Co.	6,666
55	Kimberly-Clark Corp.	4,725
384	Procter & Gamble Co. (The)	26,648

		39,342

	Personal Products — 0.2%
60	Avon Products, Inc.	961
33	Estee Lauder Cos., Inc. (The), Class A	2,062

		3,023

	Tobacco — 1.9%
284	Altria Group, Inc.	9,468
18	Lorillard, Inc.	2,122
235	Philip Morris International, Inc.	21,149
46	Reynolds American, Inc.	1,983

		34,722

	Total Consumer Staples	195,126

	Energy — 11.2%
	Energy Equipment & Services — 1.9%
61	Baker Hughes, Inc.	2,773
34	Cameron International Corp. (a)	1,926
10	Diamond Offshore Drilling, Inc.	638
32	Ensco plc, (United Kingdom), Class A	1,766
33	FMC Technologies, Inc. (a)	1,540
129	Halliburton Co.	4,360
15	Helmerich & Payne, Inc.	702
41	Nabors Industries Ltd., (Bermuda) (a)	568
59	National Oilwell Varco, Inc.	4,765
35	Noble Corp., (Switzerland) (a)	1,261
17	Rowan Cos. plc, Class A (a)	585

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Energy Equipment & Services — Continued
185	Schlumberger Ltd.	13,389

		34,273

	Oil, Gas & Consumable Fuels — 9.3%
31	Alpha Natural Resources, Inc. (a)	202
70	Anadarko Petroleum Corp.	4,874
55	Apache Corp.	4,719
29	Cabot Oil & Gas Corp.	1,315
72	Chesapeake Energy Corp.	1,366
274	Chevron Corp.	31,903
169	ConocoPhillips	9,687
32	CONSOL Energy, Inc.	954
55	Denbury Resources, Inc. (a)	882
52	Devon Energy Corp.	3,175
38	EOG Resources, Inc.	4,221
21	EQT Corp.	1,231
644	Exxon Mobil Corp.	58,883
41	Hess Corp.	2,226
80	Kinder Morgan, Inc.	2,826
98	Marathon Oil Corp.	2,908
47	Marathon Petroleum Corp.	2,576
26	Murphy Oil Corp.	1,382
19	Newfield Exploration Co. (a)	590
25	Noble Energy, Inc.	2,300
113	Occidental Petroleum Corp.	9,723
37	Peabody Energy Corp.	834
87	Phillips 66	4,055
17	Pioneer Natural Resources Co.	1,792
25	QEP Resources, Inc.	785
23	Range Resources Corp.	1,584
49	Southwestern Energy Co. (a)	1,689
91	Spectra Energy Corp.	2,674
15	Sunoco, Inc.	688
20	Tesoro Corp.	817
77	Valero Energy Corp.	2,438
87	Williams Cos., Inc. (The)	3,056
28	WPX Energy, Inc. (a)	461

		168,816

	Total Energy	203,089

	Financials — 14.5%
	Capital Markets — 1.8%
29	Ameriprise Financial, Inc.	1,667
165	Bank of New York Mellon Corp. (The)	3,727
18	BlackRock, Inc.	3,182
153	Charles Schwab Corp. (The)	1,955
36	E*TRADE Financial Corp. (a)	316
13	Federated Investors, Inc., Class B	271
19	Franklin Resources, Inc.	2,411
63	Goldman Sachs Group, Inc. (The)	7,146
62	Invesco Ltd.	1,552
17	Legg Mason, Inc.	414
193	Morgan Stanley	3,229
31	Northern Trust Corp.	1,417
67	State Street Corp.	2,804
35	T. Rowe Price Group, Inc.	2,241

		32,332

	Commercial Banks — 2.8%
98	BB&T Corp.	3,234
27	Comerica, Inc.	838
128	Fifth Third Bancorp	1,988
35	First Horizon National Corp.	334
120	Huntington Bancshares, Inc.	826
132	KeyCorp	1,150
17	M&T Bank Corp.	1,598
74	PNC Financial Services Group, Inc.	4,660
197	Regions Financial Corp.	1,421
75	SunTrust Banks, Inc.	2,123
264	U.S. Bancorp	9,068
685	Wells Fargo & Co.	23,662
26	Zions Bancorp	531

		51,433

	Consumer Finance — 0.9%
138	American Express Co.	7,823
81	Capital One Financial Corp.	4,620
72	Discover Financial Services	2,854
65	SLM Corp.	1,029

		16,326

	Diversified Financial Services — 3.0%
1,503	Bank of America Corp.	13,274
409	Citigroup, Inc.	13,384
43	CME Group, Inc.	2,445
10	IntercontinentalExchange, Inc. (a)	1,354
530	JPMorgan Chase & Co. (q)	21,450
28	Leucadia National Corp.	629
27	Moody’s Corp.	1,192
17	NASDAQ OMX Group, Inc. (The)	385
34	NYSE Euronext	846

		54,959

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Insurance — 3.8%
47	ACE Ltd., (Switzerland)	3,576
65	Aflac, Inc.	3,128
68	Allstate Corp. (The)	2,679
163	American International Group, Inc. (a)	5,334
45	Aon plc, (United Kingdom)	2,352
11	Assurant, Inc.	422
256	Berkshire Hathaway, Inc., Class B (a)	22,562
37	Chubb Corp. (The)	2,829
20	Cincinnati Financial Corp.	773
69	Genworth Financial, Inc., Class A (a)	359
61	Hartford Financial Services Group, Inc.	1,182
39	Lincoln National Corp.	942
44	Loews Corp.	1,799
76	Marsh & McLennan Cos., Inc.	2,576
148	MetLife, Inc.	5,106
39	Principal Financial Group, Inc.	1,042
78	Progressive Corp. (The)	1,621
65	Prudential Financial, Inc.	3,543
13	Torchmark Corp.	683
54	Travelers Cos., Inc. (The)	3,669
39	Unum Group	751
43	XL Group plc, (Ireland)	1,025

		67,953

	Real Estate Investment Trusts (REITs) — 2.1%
55	American Tower Corp.	3,935
20	Apartment Investment & Management Co., Class A	528
14	AvalonBay Communities, Inc.	1,838
21	Boston Properties, Inc.	2,326
42	Equity Residential	2,415
60	HCP, Inc.	2,665
35	Health Care REIT, Inc.	2,050
101	Host Hotels & Resorts, Inc.	1,618
57	Kimco Realty Corp.	1,151
23	Plum Creek Timber Co., Inc.	988
64	Prologis, Inc.	2,251
20	Public Storage	2,798
42	Simon Property Group, Inc.	6,423
41	Ventas, Inc.	2,565
24	Vornado Realty Trust	1,912
75	Weyerhaeuser Co.	1,961

		37,424

	Real Estate Management & Development — 0.0% (g)
42	CBRE Group, Inc., Class A (a)	775

	Thrifts & Mortgage Finance — 0.1%
66	Hudson City Bancorp, Inc.	528
49	People’s United Financial, Inc.	595

		1,123

	Total Financials	262,325

	Health Care — 11.9%
	Biotechnology — 1.6%
27	Alexion Pharmaceuticals, Inc. (a)	3,081
108	Amgen, Inc.	9,065
33	Biogen Idec, Inc. (a)	4,920
60	Celgene Corp. (a)	4,598
106	Gilead Sciences, Inc. (a)	7,000

		28,664

	Health Care Equipment & Supplies — 1.8%
76	Baxter International, Inc.	4,600
28	Becton, Dickinson & Co.	2,187
198	Boston Scientific Corp. (a)	1,136
11	C.R. Bard, Inc.	1,138
31	CareFusion Corp. (a)	879
67	Covidien plc, (Ireland)	3,979
20	DENTSPLY International, Inc.	754
16	Edwards Lifesciences Corp. (a)	1,733
6	Intuitive Surgical, Inc. (a)	2,761
142	Medtronic, Inc.	6,136
44	St. Jude Medical, Inc.	1,845
40	Stryker Corp.	2,245
15	Varian Medical Systems, Inc. (a)	932
24	Zimmer Holdings, Inc.	1,648

		31,973

	Health Care Providers & Services — 1.9%
47	Aetna, Inc.	1,846
35	AmerisourceBergen Corp.	1,359
48	Cardinal Health, Inc.	1,854
40	Cigna Corp.	1,897
19	Coventry Health Care, Inc.	778
12	DaVita, Inc. (a)	1,231
113	Express Scripts Holding Co. (a)	7,088
23	Humana, Inc.	1,582
13	Laboratory Corp. of America Holdings (a)	1,237
33	McKesson Corp.	2,832
12	Patterson Cos., Inc.	406
22	Quest Diagnostics, Inc.	1,405
58	Tenet Healthcare Corp. (a)	365
144	UnitedHealth Group, Inc.	7,982

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Health Care Providers & Services — Continued
45	WellPoint, Inc.	2,631

		34,493

	Health Care Technology — 0.1%
20	Cerner Corp. (a)	1,571

	Life Sciences Tools & Services — 0.4%
49	Agilent Technologies, Inc.	1,869
24	Life Technologies Corp. (a)	1,195
16	PerkinElmer, Inc.	469
51	Thermo Fisher Scientific, Inc.	3,000
12	Waters Corp. (a)	1,019

		7,552

	Pharmaceuticals — 6.1%
219	Abbott Laboratories	15,008
43	Allergan, Inc.	3,929
234	Bristol-Myers Squibb Co.	7,905
142	Eli Lilly & Co.	6,753
33	Forest Laboratories, Inc. (a)	1,161
23	Hospira, Inc. (a)	756
385	Johnson & Johnson	26,502
425	Merck & Co., Inc.	19,160
57	Mylan, Inc. (a)	1,382
12	Perrigo Co.	1,424
1,042	Pfizer, Inc.	25,892
18	Watson Pharmaceuticals, Inc. (a)	1,516

		111,388

	Total Health Care	215,641

	Industrials — 9.7%
	Aerospace & Defense — 2.2%
94	Boeing Co. (The)	6,571
46	General Dynamics Corp.	3,058
109	Honeywell International, Inc.	6,506
13	L-3 Communications Holdings, Inc.	966
38	Lockheed Martin Corp.	3,507
34	Northrop Grumman Corp.	2,291
20	Precision Castparts Corp.	3,312
46	Raytheon Co.	2,647
20	Rockwell Collins, Inc.	1,064
39	Textron, Inc.	1,025
117	United Technologies Corp.	9,161

		40,108

	Air Freight & Logistics — 0.7%
23	C.H. Robinson Worldwide, Inc.	1,319
29	Expeditors International of Washington, Inc.	1,068
41	FedEx Corp.	3,447
100	United Parcel Service, Inc., Class B	7,176

		13,010

	Airlines — 0.0% (g)
104	Southwest Airlines Co.	909

	Building Products — 0.0% (g)
50	Masco Corp.	750

	Commercial Services & Supplies — 0.6%
14	Avery Dennison Corp.	450
15	Cintas Corp.	622
21	Iron Mountain, Inc.	719
28	Pitney Bowes, Inc.	387
25	R.R. Donnelley & Sons Co.	267
42	Republic Services, Inc.	1,149
12	Stericycle, Inc. (a)	1,081
64	Tyco International Ltd., (Switzerland)	3,609
61	Waste Management, Inc.	1,950

		10,234

	Construction & Engineering — 0.2%
23	Fluor Corp.	1,311
18	Jacobs Engineering Group, Inc. (a)	732
30	Quanta Services, Inc. (a)	734

		2,777

	Electrical Equipment — 0.5%
22	Cooper Industries plc	1,674
101	Emerson Electric Co.	4,897
20	Rockwell Automation, Inc.	1,370
14	Roper Industries, Inc.	1,499

		9,440

	Industrial Conglomerates — 2.5%
89	3M Co.	8,199
81	Danaher Corp.	4,494
1,473	General Electric Co. (k)	33,449

		46,142

	Machinery — 1.9%
91	Caterpillar, Inc.	7,841
25	Cummins, Inc.	2,278
55	Deere & Co.	4,507
26	Dover Corp.	1,517
47	Eaton Corp.	2,226
7	Flowserve Corp.	911

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Machinery — Continued
60	Illinois Tool Works, Inc.	3,578
40	Ingersoll-Rand plc, (Ireland)	1,792
15	Joy Global, Inc.	828
49	PACCAR, Inc.	1,974
16	Pall Corp.	1,029
21	Parker Hannifin Corp.	1,742
14	Pentair, Inc.	618
8	Snap-on, Inc.	583
23	Stanley Black & Decker, Inc.	1,788
26	Xylem, Inc.	651

		33,863

	Professional Services — 0.1%
6	Dun & Bradstreet Corp. (The)	498
17	Equifax, Inc.	779
20	Robert Half International, Inc.	527

		1,804

	Road & Rail — 0.8%
145	CSX Corp.	3,010
45	Norfolk Southern Corp.	2,836
7	Ryder System, Inc.	278
66	Union Pacific Corp.	7,842

		13,966

	Trading Companies & Distributors — 0.2%
38	Fastenal Co.	1,616
8	W.W. Grainger, Inc.	1,742

		3,358

	Total Industrials	176,361

	Information Technology — 20.0%
	Communications Equipment — 1.9%
738	Cisco Systems, Inc.	14,087
11	F5 Networks, Inc. (a)	1,154
16	Harris Corp.	809
32	JDS Uniphase Corp. (a)	400
73	Juniper Networks, Inc. (a)	1,257
40	Motorola Solutions, Inc.	2,019
238	QUALCOMM, Inc.	14,848

		34,574

	Computers & Peripherals — 6.0%
131	Apple, Inc.	87,252
203	Dell, Inc.	2,004
293	EMC Corp. (a)	7,984
274	Hewlett-Packard Co.	4,679
51	NetApp, Inc. (a)	1,666
34	SanDisk Corp. (a)	1,463
49	Seagate Technology plc, (Ireland)	1,529
31	Western Digital Corp.	1,202

		107,779

	Electronic Equipment, Instruments & Components — 0.4%
22	Amphenol Corp., Class A	1,322
208	Corning, Inc.	2,731
21	FLIR Systems, Inc.	421
26	Jabil Circuit, Inc.	488
19	Molex, Inc.	505
60	TE Connectivity Ltd., (Switzerland)	2,030

		7,497

	Internet Software & Services — 2.2%
25	Akamai Technologies, Inc. (a)	946
162	eBay, Inc. (a)	7,832
37	Google, Inc., Class A (a)	27,880
22	VeriSign, Inc. (a)	1,062
145	Yahoo!, Inc. (a)	2,323

		40,043

	IT Services — 3.9%
89	Accenture plc, (Ireland), Class A	6,201
68	Automatic Data Processing, Inc.	3,964
42	Cognizant Technology Solutions Corp., Class A (a)	2,912
22	Computer Sciences Corp.	698
35	Fidelity National Information Services, Inc.	1,091
19	Fiserv, Inc. (a)	1,401
150	International Business Machines Corp.	31,085
15	MasterCard, Inc., Class A	6,759
45	Paychex, Inc.	1,499
40	SAIC, Inc.	476
24	Teradata Corp. (a)	1,774
23	Total System Services, Inc.	535
73	Visa, Inc., Class A	9,790
84	Western Union Co. (The)	1,531

		69,716

	Office Electronics — 0.1%
182	Xerox Corp.	1,338

	Semiconductors & Semiconductor Equipment — 2.0%
84	Advanced Micro Devices, Inc. (a)	283
45	Altera Corp.	1,517
42	Analog Devices, Inc.	1,634

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Semiconductors & Semiconductor Equipment — Continued
173	Applied Materials, Inc.	1,927
72	Broadcom Corp., Class A (a)	2,481
8	First Solar, Inc. (a)	185
698	Intel Corp.	15,828
23	KLA-Tencor Corp.	1,108
25	Lam Research Corp. (a)	808
32	Linear Technology Corp.	1,023
78	LSI Corp. (a)	537
27	Microchip Technology, Inc.	885
142	Micron Technology, Inc. (a)	850
86	NVIDIA Corp. (a)	1,153
26	Teradyne, Inc. (a)	372
159	Texas Instruments, Inc.	4,372
37	Xilinx, Inc.	1,222

		36,185

	Software — 3.5%
69	Adobe Systems, Inc. (a)	2,227
32	Autodesk, Inc. (a)	1,056
20	BMC Software, Inc. (a)	849
48	CA, Inc.	1,230
26	Citrix Systems, Inc. (a)	1,997
44	Electronic Arts, Inc. (a)	564
39	Intuit, Inc.	2,267
1,052	Microsoft Corp.	31,343
531	Oracle Corp.	16,729
27	Red Hat, Inc. (a)	1,533
18	Salesforce.com, Inc. (a)	2,724
98	Symantec Corp. (a)	1,765

		64,284

	Total Information Technology	361,416

	Materials — 3.5%
	Chemicals — 2.4%
30	Air Products & Chemicals, Inc.	2,442
10	Airgas, Inc.	796
9	CF Industries Holdings, Inc.	1,944
167	Dow Chemical Co. (The)	4,840
130	E.I. du Pont de Nemours & Co.	6,524
21	Eastman Chemical Co.	1,216
37	Ecolab, Inc.	2,380
19	FMC Corp.	1,061
11	International Flavors & Fragrances, Inc.	677
47	LyondellBasell Industries N.V., (Netherlands), Class A	2,445
74	Monsanto Co.	6,767
39	Mosaic Co. (The)	2,222
21	PPG Industries, Inc.	2,446
42	Praxair, Inc.	4,321
12	Sherwin-Williams Co. (The)	1,769
17	Sigma-Aldrich Corp.	1,212

		43,062

	Construction Materials — 0.0% (g)
18	Vulcan Materials Co.	854

	Containers & Packaging — 0.1%
22	Ball Corp.	913
14	Bemis Co., Inc.	453
23	Owens-Illinois, Inc. (a)	432
24	Sealed Air Corp.	377

		2,175

	Metals & Mining — 0.8%
149	Alcoa, Inc.	1,317
15	Allegheny Technologies, Inc.	477
20	Cliffs Natural Resources, Inc.	778
132	Freeport-McMoRan Copper & Gold, Inc.	5,241
69	Newmont Mining Corp.	3,876
44	Nucor Corp.	1,694
10	Titanium Metals Corp.	132
20	United States Steel Corp.	384

		13,899

	Paper & Forest Products — 0.2%
61	International Paper Co.	2,216
24	MeadWestvaco Corp.	741

		2,957

	Total Materials	62,947

	Telecommunication Services — 3.3%
	Diversified Telecommunication Services — 3.0%
805	AT&T, Inc.	30,338
87	CenturyLink, Inc.	3,509
139	Frontier Communications Corp.	683
397	Verizon Communications, Inc.	18,109
82	Windstream Corp.	829

		53,468

	Wireless Telecommunication Services — 0.3%
41	Crown Castle International Corp. (a)	2,620
44	MetroPCS Communications, Inc. (a)	517

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Wireless Telecommunication Services — Continued
419	Sprint Nextel Corp. (a)	2,310

		5,447

	Total Telecommunication Services	58,915

	Utilities — 3.5%
	Electric Utilities — 2.1%
68	American Electric Power Co., Inc.	2,972
98	Duke Energy Corp.	6,365
45	Edison International	2,077
25	Entergy Corp.	1,714
119	Exelon Corp.	4,236
58	FirstEnergy Corp.	2,573
59	NextEra Energy, Inc.	4,147
44	Northeast Utilities	1,674
32	Pepco Holdings, Inc.	603
15	Pinnacle West Capital Corp.	807
81	PPL Corp.	2,353
122	Southern Co. (The)	5,624
68	Xcel Energy, Inc.	1,885

		37,030

	Gas Utilities — 0.1%
16	AGL Resources, Inc.	670
29	ONEOK, Inc.	1,382

		2,052

	Independent Power Producers & Energy Traders — 0.1%
87	AES Corp. (The) (a)	950
32	NRG Energy, Inc.	680

		1,630

	Multi-Utilities — 1.2%
34	Ameren Corp.	1,106
60	CenterPoint Energy, Inc.	1,270
37	CMS Energy Corp.	870
41	Consolidated Edison, Inc.	2,447
80	Dominion Resources, Inc.	4,234
24	DTE Energy Co.	1,436
11	Integrys Energy Group, Inc.	567
40	NiSource, Inc.	1,013
59	PG&E Corp.	2,538
71	Public Service Enterprise Group, Inc.	2,271
18	SCANA Corp.	884
31	Sempra Energy	2,022
28	TECO Energy, Inc.	504
32	Wisconsin Energy Corp.	1,211

		22,373

	Total Utilities	63,085

	Total Common Stocks (Cost $795,968)	1,797,018

Short-Term Investment — 0.8%
	Investment Company — 0.8%
14,411	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.120% (b) (l) (m) (Cost $14,411)	14,411

	Total Investments — 100.1% (Cost $810,379)	1,811,429
	Liabilities in Excess of Other Assets — (0.1)%	(1,139)

	NET ASSETS — 100.0%	$1,810,290

Percentages indicated are based on net assets.

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
229	E-mini S&P 500	12/21/12	$16,422	$(103)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENT:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(q)	—	Investment in affiliate. This security is included in an index in which the Portfolio, as an index fund, invests.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,037,219
Aggregate gross unrealized depreciation	(36,169)

Net unrealized appreciation/depreciation	$1,001,050

Federal income tax cost of investments	$810,379

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,811,429	$—	$—	$1,811,429
Depreciation in Other Financial Instruments
Futures Contracts	$(103)	$—	$—	$(103)

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.6%
	Consumer Discretionary — 16.9%
	Auto Components — 0.6%
39	Delphi Automotive plc, (United Kingdom) (a)	1,197
33	TRW Automotive Holdings Corp. (a)	1,429

		2,626

	Distributors — 0.5%
3	Genuine Parts Co.	195
104	LKQ Corp. (a)	1,932

		2,127

	Diversified Consumer Services — 1.3%
29	Apollo Group, Inc., Class A (a)	834
26	ITT Educational Services, Inc. (a)	825
285	Service Corp. International	3,841

		5,500

	Hotels, Restaurants & Leisure — 2.1%
79	Brinker International, Inc.	2,792
121	Wyndham Worldwide Corp.	6,350

		9,142

	Household Durables — 2.3%
46	Garmin Ltd., (Switzerland)	1,937
71	Leggett & Platt, Inc.	1,788
386	PulteGroup, Inc. (a)	5,980
4	Tupperware Brands Corp.	236

		9,941

	Internet & Catalog Retail — 0.5%
34	Expedia, Inc.	1,943

	Leisure Equipment & Products — 0.1%
17	Mattel, Inc.	617

	Media — 2.6%
184	CBS Corp. (Non-Voting), Class B	6,690
69	DISH Network Corp., Class A	2,100
70	Lamar Advertising Co., Class A (a)	2,605

		11,395

	Multiline Retail — 2.7%
21	Dillard’s, Inc., Class A	1,533
19	Dollar Tree, Inc. (a)	917
250	Macy’s, Inc.	9,398

		11,848

	Specialty Retail — 3.7%
10	AutoZone, Inc. (a)	3,623
45	Foot Locker, Inc.	1,587
81	GameStop Corp., Class A	1,700
6	Gap, Inc. (The)	211
25	O’Reilly Automotive, Inc. (a)	2,116
22	PetSmart, Inc.	1,490
29	Ross Stores, Inc.	1,867
41	TJX Cos., Inc.	1,836
37	Urban Outfitters, Inc. (a)	1,386

		15,816

	Textiles, Apparel & Luxury Goods — 0.5%
6	Carter’s, Inc. (a)	318
34	Michael Kors Holdings Ltd., (Hong Kong) (a)	1,803

		2,121

	Total Consumer Discretionary	73,076

	Consumer Staples — 6.8%
	Beverages — 2.0%
269	Constellation Brands, Inc., Class A (a)	8,699

	Food & Staples Retailing — 0.7%
50	Fresh Market, Inc. (The) (a)	2,981

	Food Products — 2.2%
169	Campbell Soup Co.	5,870
49	Smithfield Foods, Inc. (a)	955
170	Tyson Foods, Inc., Class A	2,725

		9,550

	Tobacco — 1.9%
72	Lorillard, Inc.	8,408

	Total Consumer Staples	29,638

	Energy — 6.3%
	Energy Equipment & Services — 2.0%
9	Baker Hughes, Inc.	389
14	Dresser-Rand Group, Inc. (a)	771
18	National Oilwell Varco, Inc.	1,403
61	Oil States International, Inc. (a)	4,811
3	SEACOR Holdings, Inc. (a)	283
20	Unit Corp. (a)	820

		8,477

	Oil, Gas & Consumable Fuels — 4.3%
37	Cheniere Energy, Inc. (a)	574
37	Cimarex Energy Co.	2,158
11	Continental Resources, Inc. (a)	823
86	Energen Corp.	4,497
66	HollyFrontier Corp.	2,711
37	Murphy Oil Corp.	1,965
40	Newfield Exploration Co. (a)	1,243
17	Noble Energy, Inc.	1,599

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Oil, Gas & Consumable Fuels — Continued
10	Peabody Energy Corp.	214
21	Sunoco, Inc.	965
62	Valero Energy Corp.	1,958

		18,707

	Total Energy	27,184

	Financials — 18.6%
	Capital Markets — 1.2%
29	Affiliated Managers Group, Inc. (a)	3,592
146	American Capital Ltd. (a)	1,659

		5,251

	Commercial Banks — 2.6%
12	BankUnited, Inc.	303
19	BOK Financial Corp.	1,105
91	Fifth Third Bancorp	1,404
99	Huntington Bancshares, Inc.	681
215	KeyCorp	1,875
9	M&T Bank Corp.	875
128	Regions Financial Corp.	925
65	SVB Financial Group (a)	3,900

		11,068

	Consumer Finance — 2.0%
220	Discover Financial Services	8,757

	Diversified Financial Services — 0.3%
60	NASDAQ OMX Group, Inc. (The)	1,406

	Insurance — 4.2%
27	Allied World Assurance Co. Holdings AG, (Switzerland)	2,086
74	American Financial Group, Inc.	2,816
37	Arch Capital Group Ltd., (Bermuda) (a)	1,552
25	Assurant, Inc.	938
121	Assured Guaranty Ltd., (Bermuda)	1,652
17	Axis Capital Holdings Ltd., (Bermuda)	594
8	Everest Re Group Ltd., (Bermuda)	823
48	Hartford Financial Services Group, Inc.	925
33	Lincoln National Corp.	789
44	Principal Financial Group, Inc.	1,183
42	Protective Life Corp.	1,109
15	Torchmark Corp.	757
102	Unum Group	1,955
34	Validus Holdings Ltd., (Bermuda)	1,139

		18,318

	Real Estate Investment Trusts (REITs) — 8.0%
16	American Capital Agency Corp.	553
88	Annaly Capital Management, Inc.	1,482
81	Apartment Investment & Management Co., Class A	2,110
77	Brandywine Realty Trust	941
15	Camden Property Trust	948
25	Chimera Investment Corp.	69
47	CommonWealth REIT	686
52	DDR Corp.	800
58	Digital Realty Trust, Inc.	4,044
45	Douglas Emmett, Inc. (m)	1,036
301	Duke Realty Corp.	4,417
21	Equity Residential	1,214
44	Health Care REIT, Inc.	2,547
155	Hospitality Properties Trust	3,678
102	Host Hotels & Resorts, Inc.	1,644
27	Mack-Cali Realty Corp.	710
40	Post Properties, Inc.	1,938
8	SL Green Realty Corp.	633
36	Taubman Centers, Inc.	2,755
39	Ventas, Inc.	2,426

		34,631

	Real Estate Management & Development — 0.3%
22	Forest City Enterprises, Inc., Class A (a)	355
54	St. Joe Co. (The) (a)	1,045

		1,400

	Total Financials	80,831

	Health Care — 11.0%
	Biotechnology — 2.2%
57	BioMarin Pharmaceutical, Inc. (a)	2,308
32	United Therapeutics Corp. (a)	1,794
98	Vertex Pharmaceuticals, Inc. (a)	5,466

		9,568

	Health Care Equipment & Supplies — 2.8%
44	Alere, Inc. (a)	859
70	Cooper Cos., Inc. (The)	6,612
46	Hologic, Inc. (a)	931
58	Zimmer Holdings, Inc.	3,929

		12,331

	Health Care Providers & Services — 3.3%
28	Aetna, Inc.	1,121
121	AmerisourceBergen Corp.	4,664
65	Community Health Systems, Inc. (a)	1,897
45	Humana, Inc.	3,171

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Health Care Providers & Services — Continued
95	Omnicare, Inc.	3,241

		14,094

	Life Sciences Tools & Services — 1.4%
27	Agilent Technologies, Inc.	1,042
55	Illumina, Inc. (a)	2,632
48	Life Technologies Corp. (a)	2,366

		6,040

	Pharmaceuticals — 1.3%
72	Endo Health Solutions, Inc. (a)	2,274
104	Warner Chilcott plc, (Ireland), Class A	1,407
23	Watson Pharmaceuticals, Inc. (a)	1,967

		5,648

	Total Health Care	47,681

	Industrials — 9.9%
	Aerospace & Defense — 2.1%
18	Alliant Techsystems, Inc.	897
83	Huntington Ingalls Industries, Inc. (a)	3,499
62	L-3 Communications Holdings, Inc.	4,439
4	Northrop Grumman Corp.	239

		9,074

	Airlines — 0.6%
21	Copa Holdings S.A., (Panama), Class A	1,715
96	Delta Air Lines, Inc. (a)	875

		2,590

	Commercial Services & Supplies — 0.1%
45	R.R. Donnelley & Sons Co.	472

	Construction & Engineering — 2.1%
33	AECOM Technology Corp. (a)	690
45	Chicago Bridge & Iron Co. N.V., (Netherlands)	1,714
163	KBR, Inc.	4,866
48	URS Corp.	1,695

		8,965

	Electrical Equipment — 1.1%
50	Hubbell, Inc., Class B	4,065
7	Regal-Beloit Corp.	522

		4,587

	Machinery — 3.3%
51	AGCO Corp. (a)	2,440
66	Ingersoll-Rand plc, (Ireland)	2,954
72	Parker Hannifin Corp.	5,989
78	Timken Co.	2,898

		14,281

	Marine — 0.2%
18	Kirby Corp. (a)	978

	Professional Services — 0.0% (g)
3	Dun & Bradstreet Corp. (The)	239

	Road & Rail — 0.4%
75	CSX Corp.	1,561
5	Landstar System, Inc.	218

		1,779

	Total Industrials	42,965

	Information Technology — 15.4%
	Communications Equipment — 1.1%
118	Brocade Communications Systems, Inc. (a)	696
1	F5 Networks, Inc. (a)	126
51	Harris Corp.	2,604
22	Palo Alto Networks, Inc. (a)	1,354

		4,780

	Computers & Peripherals — 2.5%
58	Lexmark International, Inc., Class A	1,286
249	NCR Corp. (a)	5,814
25	SanDisk Corp. (a)	1,094
67	Western Digital Corp.	2,595

		10,789

	Electronic Equipment, Instruments & Components — 1.2%
57	Arrow Electronics, Inc. (a)	1,918
78	Avnet, Inc. (a)	2,266
9	Dolby Laboratories, Inc., Class A (a)	301
8	Tech Data Corp. (a)	358
63	Vishay Intertechnology, Inc. (a)	615

		5,458

	Internet Software & Services — 1.9%
75	IAC/InterActiveCorp.	3,894
36	LinkedIn Corp., Class A (a)	4,335

		8,229

	IT Services — 3.2%
47	Alliance Data Systems Corp. (a)	6,650
11	Amdocs Ltd.	370
15	Booz Allen Hamilton Holding Corp.	212
47	Broadridge Financial Solutions, Inc.	1,106
52	Computer Sciences Corp.	1,690
20	DST Systems, Inc.	1,114
45	Fidelity National Information Services, Inc.	1,392

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	IT Services — Continued
50	Lender Processing Services, Inc.	1,386

		13,920

	Office Electronics — 0.5%
274	Xerox Corp.	2,013

	Semiconductors & Semiconductor Equipment — 2.6%
19	Analog Devices, Inc.	741
120	Applied Materials, Inc.	1,341
25	Fairchild Semiconductor International, Inc. (a)	329
24	KLA-Tencor Corp.	1,150
22	Lam Research Corp. (a)	712
11	Linear Technology Corp.	352
258	LSI Corp. (a)	1,780
102	Marvell Technology Group Ltd., (Bermuda)	930
192	Micron Technology, Inc. (a)	1,150
54	Skyworks Solutions, Inc. (a)	1,279
33	Teradyne, Inc. (a)	471
26	Xilinx, Inc.	874

		11,109

	Software — 2.4%
51	BMC Software, Inc. (a)	2,129
222	CA, Inc.	5,727
76	Symantec Corp. (a)	1,363
29	Synopsys, Inc. (a)	948
170	Zynga, Inc., Class A (a)	482

		10,649

	Total Information Technology	66,947

	Materials — 5.7%
	Chemicals — 2.9%
18	CF Industries Holdings, Inc.	4,045
54	PPG Industries, Inc.	6,144
43	Valspar Corp.	2,401

		12,590

	Containers & Packaging — 0.4%
32	Crown Holdings, Inc. (a)	1,161
6	Rock-Tenn Co., Class A	411

		1,572

	Metals & Mining — 1.4%
50	Cliffs Natural Resources, Inc.	1,972
22	Reliance Steel & Aluminum Co.	1,141
15	Royal Gold, Inc.	1,538
7	Steel Dynamics, Inc.	79
40	Walter Energy, Inc.	1,287

		6,017

	Paper & Forest Products — 1.0%
25	Domtar Corp., (Canada)	1,926
72	International Paper Co.	2,604

		4,530

	Total Materials	24,709

	Telecommunication Services — 0.6%
	Diversified Telecommunication Services — 0.3%
239	Frontier Communications Corp.	1,171

	Wireless Telecommunication Services — 0.3%
59	Telephone & Data Systems, Inc.	1,508

	Total Telecommunication Services	2,679

	Utilities — 6.4%
	Electric Utilities — 0.3%
11	Exelon Corp.	381
34	NV Energy, Inc.	609
7	Pinnacle West Capital Corp.	390

		1,380

	Gas Utilities — 0.8%
51	Questar Corp.	1,039
80	UGI Corp.	2,534

		3,573

	Independent Power Producers & Energy Traders — 0.4%
132	AES Corp. (The) (a)	1,450

	Multi-Utilities — 4.9%
38	Alliant Energy Corp.	1,651
54	Ameren Corp.	1,764
166	CenterPoint Energy, Inc.	3,525
72	CMS Energy Corp.	1,698
36	Consolidated Edison, Inc.	2,126
61	DTE Energy Co.	3,674
5	Integrys Energy Group, Inc.	246
47	MDU Resources Group, Inc.	1,038
57	Sempra Energy	3,650
101	TECO Energy, Inc.	1,798

		21,170

	Total Utilities	27,573

	Total Common Stocks (Cost $329,398)	423,283

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligation — 0.2%
890	U.S. Treasury Note, 0.500%, 11/30/12 (k) (Cost $890)	891

SHARES
Short-Term Investment — 1.1%
	Investment Company — 1.1%
4,697	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.120% (b) (l) (m) (Cost $4,697)	4,697

	Total Investments — 98.9% (Cost $334,985)	428,871
	Other Assets in Excess of Liabilities — 1.1%	4,578

	NET ASSETS — 100.0%	$433,449

Percentages indicated are based on net assets.

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
118	S&P Mid Cap 400	12/21/12	$11,641	$(98)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$109,848
Aggregate gross unrealized depreciation	(15,962)

Net unrealized appreciation/depreciation	$93,886

Federal income tax cost of investments	$334,985

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$427,980	$891	$—	$428,871
Depreciation in Other Financial Instruments
Futures Contracts	$(98)	$—	$—	$(98)

(a)	All Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan Investor Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.8% (b)
	Alternative Assets — 8.9%
1,804	Highbridge Dynamic Commodities Strategy Fund, Select Class Shares	29,316
1,283	JPMorgan Global Natural Resources Fund, Select Class Shares	15,100
17,124	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	165,935
5,241	JPMorgan Research Market Neutral Fund, Select Class Shares (a)	77,675

	Total Alternative Assets	288,026

	Fixed Income — 43.0%
27,515	JPMorgan Core Bond Fund, Select Class Shares	333,483
50,551	JPMorgan Core Plus Bond Fund, Select Class Shares	430,189
3,479	JPMorgan Credit Opportunities Fund, Select Class Shares	36,424
4,679	JPMorgan Emerging Markets Debt Fund, Select Class Shares	41,784
1,295	JPMorgan Floating Rate Income Fund, Select Class Shares	12,895
8,096	JPMorgan Government Bond Fund, Select Class Shares	94,647
27,027	JPMorgan High Yield Fund, Select Class Shares	218,378
7,599	JPMorgan Inflation Managed Bond Fund, Select Class Shares	82,373
7,385	JPMorgan Limited Duration Bond Fund, Select Class Shares	72,008
5,615	JPMorgan Short Duration Bond Fund, Select Class Shares	61,879
788	JPMorgan Strategic Income Opportunities Fund, Select Class Shares	9,249

	Total Fixed Income	1,393,309

	International Equity — 5.0%
1,882	JPMorgan Emerging Economies Fund, Select Class Shares	24,170
1,079	JPMorgan Emerging Markets Equity Fund, Select Class Shares	24,219
5,814	JPMorgan International Equity Index Fund, Select Class Shares	99,534
829	JPMorgan Latin America Fund, Select Class Shares	15,424

	Total International Equity	163,347

	Money Market — 1.1%
36,444	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.120% (l)	36,444

	U.S. Equity — 41.8%
929	JPMorgan Dynamic Growth Fund, Select Class Shares (a)	15,927
2,077	JPMorgan Equity Income Fund, Select Class Shares	21,687
9,033	JPMorgan Intrepid America Fund, Select Class Shares	240,911
4,648	JPMorgan Intrepid Growth Fund, Select Class Shares	125,349
5,614	JPMorgan Intrepid Mid Cap Fund, Select Class Shares	91,348
1,622	JPMorgan Large Cap Growth Fund, Select Class Shares	39,976
11,949	JPMorgan Large Cap Value Fund, Select Class Shares	138,485
11,300	JPMorgan Market Expansion Index Fund, Select Class Shares	123,394
2,778	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	39,724
29,631	JPMorgan U.S. Equity Fund, Select Class Shares	339,279
6,860	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares	158,868
966	JPMorgan Value Advantage Fund, Select Class Shares	20,530

	Total U.S. Equity	1,355,478

	Total Investments — 99.8% (Cost $2,828,431)	3,236,604
	Other Assets in Excess of Liabilities — 0.2%	5,761

	NET ASSETS — 100.0%	$3,242,365

Percentages indicated are based on net assets.

JPMorgan Investor Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.

(b)	—	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(l)	—	The rate shown is the current yield as of September 30, 2012.

(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$421,544
Aggregate gross unrealized depreciation	(13,371)

Net unrealized appreciation/depreciation	$408,173

Federal income tax cost of investments	$2,828,431

JPMorgan Investor Balanced Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI") (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,236,604	$—	$—	$3,236,604

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan Investor Conservative Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Investment Companies — 99.8% (b)
	Alternative Assets — 9.0%
1,623	Highbridge Dynamic Commodities Strategy Fund, Select Class Shares	26,381
905	JPMorgan Global Natural Resources Fund, Select Class Shares	10,657
14,952	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	144,887
6,013	JPMorgan Research Market Neutral Fund, Select Class Shares (a)	89,119

	Total Alternative Assets	271,044

	Fixed Income — 59.6%
29,556	JPMorgan Core Bond Fund, Select Class Shares	358,218
59,245	JPMorgan Core Plus Bond Fund, Select Class Shares	504,175
4,286	JPMorgan Credit Opportunities Fund, Select Class Shares	44,873
4,151	JPMorgan Emerging Markets Debt Fund, Select Class Shares	37,072
2,135	JPMorgan Floating Rate Income Fund, Select Class Shares	21,260
22,362	JPMorgan Government Bond Fund, Select Class Shares	261,414
16,315	JPMorgan High Yield Fund, Select Class Shares	131,823
9,479	JPMorgan Inflation Managed Bond Fund, Select Class Shares	102,755
17,228	JPMorgan Limited Duration Bond Fund, Select Class Shares	167,978
13,772	JPMorgan Short Duration Bond Fund, Select Class Shares	151,765
669	JPMorgan Strategic Income Opportunities Fund, Select Class Shares	7,857

	Total Fixed Income	1,789,190

	International Equity — 3.0%
1,098	JPMorgan Emerging Economies Fund, Select Class Shares	14,092
610	JPMorgan Emerging Markets Equity Fund, Select Class Shares	13,686
2,800	JPMorgan International Equity Index Fund, Select Class Shares	47,931
725	JPMorgan Latin America Fund, Select Class Shares	13,498

	Total International Equity	89,207

	Money Market — 1.9%
55,556	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.120% (l)	55,556

	U.S. Equity — 26.3%
3,426	JPMorgan Equity Income Fund, Select Class Shares	35,771
7,756	JPMorgan Intrepid America Fund, Select Class Shares	206,843
3,374	JPMorgan Intrepid Growth Fund, Select Class Shares	91,007
2,346	JPMorgan Intrepid Mid Cap Fund, Select Class Shares	38,164
3,730	JPMorgan Large Cap Value Fund, Select Class Shares	43,232
3,313	JPMorgan Market Expansion Index Fund, Select Class Shares	36,182
653	JPMorgan Mid Cap Growth Fund, Select Class Shares	14,692
2,398	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	34,291
14,189	JPMorgan U.S. Equity Fund, Select Class Shares	162,463
4,076	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares	94,400
1,523	JPMorgan Value Advantage Fund, Select Class Shares	32,354

	Total U.S. Equity	789,399

	Total Investments — 99.8% (Cost $2,721,422)	2,994,396
	Other Assets in Excess of Liabilities — 0.2%	6,697

	NET ASSETS — 100.0%	$3,001,093

Percentages indicated are based on net assets.

JPMorgan Investor Conservative Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.

(b)	—	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(l)	—	The rate shown is the current yield as of September 30, 2012.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$283,324
Aggregate gross unrealized depreciation	(10,350)

Net unrealized appreciation/depreciation	$272,974

Federal income tax cost of investments	$2,721,422

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,994,396	$—	$—	$2,994,396

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for the asset class specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan Investor Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Investment Companies — 99.9% (b)
	Alternative Assets — 3.5%
890	Highbridge Dynamic Commodities Strategy Fund, Select Class Shares	14,469
515	JPMorgan Global Natural Resources Fund, Select Class Shares	6,066
2,537	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	24,582
608	JPMorgan Research Market Neutral Fund, Select Class Shares (a)	9,010

	Total Alternative Assets	54,127

	Fixed Income — 7.7%
1,695	JPMorgan Core Plus Bond Fund, Select Class Shares	14,420
660	JPMorgan Credit Opportunities Fund, Select Class Shares	6,912
2,086	JPMorgan Emerging Markets Debt Fund, Select Class Shares	18,631
738	JPMorgan Floating Rate Income Fund, Select Class Shares	7,346
123	JPMorgan Government Bond Fund, Select Class Shares	1,437
4,269	JPMorgan High Yield Fund, Select Class Shares	34,491
2,594	JPMorgan Inflation Managed Bond Fund, Select Class Shares	28,123
132	JPMorgan Limited Duration Bond Fund, Select Class Shares	1,286
466	JPMorgan Strategic Income Opportunities Fund, Select Class Shares	5,470

	Total Fixed Income	118,116

	International Equity — 8.4%
899	JPMorgan Emerging Economies Fund, Select Class Shares	11,546
571	JPMorgan Emerging Markets Equity Fund, Select Class Shares	12,820
2,081	JPMorgan International Equity Fund, Select Class Shares	27,697
4,108	JPMorgan International Equity Index Fund, Select Class Shares	70,335
389	JPMorgan Latin America Fund, Select Class Shares	7,235

	Total International Equity	129,633

	Money Market — 0.8%
12,776	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.120% (l)	12,776

	U.S. Equity — 79.5%
481	JPMorgan Dynamic Growth Fund, Select Class Shares (a)	8,250
1,214	JPMorgan Equity Income Fund, Select Class Shares	12,669
7,737	JPMorgan Intrepid America Fund, Select Class Shares	206,334
3,553	JPMorgan Intrepid Growth Fund, Select Class Shares	95,831
3,675	JPMorgan Intrepid Mid Cap Fund, Select Class Shares	59,799
5,814	JPMorgan Large Cap Growth Fund, Select Class Shares	143,308
15,897	JPMorgan Large Cap Value Fund, Select Class Shares	184,247
8,594	JPMorgan Market Expansion Index Fund, Select Class Shares	93,851
391	JPMorgan Mid Cap Growth Fund, Select Class Shares (a)	8,789
2,271	JPMorgan Small Cap Value Fund, Select Class Shares	47,095
1,456	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	20,825
21,401	JPMorgan U.S. Equity Fund, Select Class Shares	245,039
3,428	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares	79,393
751	JPMorgan Value Advantage Fund, Select Class Shares	15,956

	Total U.S. Equity	1,221,386

	Total Investments — 99.9% (Cost $1,259,390)	1,536,038
	Other Assets in Excess of Liabilities — 0.1%	1,161

	NET ASSETS — 100.0%	$1,537,199

Percentages indicated are based on net assets.

JPMorgan Investor Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.

(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(l)	—	The rate shown is the current yield as of September 30, 2012.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$279,877
Aggregate gross unrealized depreciation	(3,229)

Net unrealized appreciation/depreciation	$276,648

Federal income tax cost of investments	$1,259,390

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,536,038	$—	$—	$1,536,038

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for the asset class specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan Investor Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Investment Companies — 99.9% (b)
	Alternative Assets — 9.1%
1,131	Highbridge Dynamic Commodities Strategy Fund, Select Class Shares	18,382
688	JPMorgan Global Natural Resources Fund, Select Class Shares	8,095
11,078	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	107,342
3,506	JPMorgan Research Market Neutral Fund, Select Class Shares (a)	51,961

	Total Alternative Assets	185,780

	Fixed Income — 24.5%
8,526	JPMorgan Core Bond Fund, Select Class Shares	103,334
18,837	JPMorgan Core Plus Bond Fund, Select Class Shares	160,303
1,953	JPMorgan Credit Opportunities Fund, Select Class Shares	20,445
2,627	JPMorgan Emerging Markets Debt Fund, Select Class Shares	23,461
820	JPMorgan Floating Rate Income Fund, Select Class Shares	8,164
17,323	JPMorgan High Yield Fund, Select Class Shares	139,973
3,947	JPMorgan Inflation Managed Bond Fund, Select Class Shares	42,788
491	JPMorgan Strategic Income Opportunities Fund, Select Class Shares	5,768

	Total Fixed Income	504,236

	International Equity — 7.2%
1,671	JPMorgan Emerging Economies Fund, Select Class Shares	21,460
932	JPMorgan Emerging Markets Equity Fund, Select Class Shares	20,916
1,797	JPMorgan International Equity Fund, Select Class Shares	23,918
4,134	JPMorgan International Equity Index Fund, Select Class Shares	70,767
561	JPMorgan Latin America Fund, Select Class Shares	10,434

	Total International Equity	147,495

	Money Market — 0.9%
19,167	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.120% (l)	19,167

	U.S. Equity — 58.2%
586	JPMorgan Dynamic Growth Fund, Select Class Shares (a)	10,045
2,250	JPMorgan Equity Income Fund, Select Class Shares	23,492
9,084	JPMorgan Intrepid America Fund, Select Class Shares	242,272
3,132	JPMorgan Intrepid Growth Fund, Select Class Shares	84,472
2,163	JPMorgan Intrepid Mid Cap Fund, Select Class Shares	35,194
4,685	JPMorgan Large Cap Growth Fund, Select Class Shares	115,495
12,672	JPMorgan Large Cap Value Fund, Select Class Shares	146,865
9,186	JPMorgan Market Expansion Index Fund, Select Class Shares	100,310
504	JPMorgan Mid Cap Growth Fund, Select Class Shares	11,338
1,742	JPMorgan Small Cap Value Fund, Select Class Shares	36,125
1,668	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	23,849
21,287	JPMorgan U.S. Equity Fund, Select Class Shares	243,736
4,417	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares	102,295
974	JPMorgan Value Advantage Fund, Select Class Shares	20,691

	Total U.S. Equity	1,196,179

	Total Investments — 99.9% (Cost $1,726,262)	2,052,857
	Other Assets in Excess of Liabilities — 0.1%	1,902

	NET ASSETS — 100.0%	$2,054,759

Percentages indicated are based on net assets.

JPMorgan Investor Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.

(b)	—	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(l)	—	The rate shown is the current yield as of September 30, 2012.

(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$334,716
Aggregate gross unrealized depreciation	(8,121)

Net unrealized appreciation/depreciation	$326,595

Federal income tax cost of investments	$1,726,262

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,052,857	$—	$—	$2,052,857

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.4%
	Consumer Discretionary — 16.6%
	Auto Components — 0.6%
733	BorgWarner, Inc. (a)	50,651

	Hotels, Restaurants & Leisure — 2.0%
3,445	Starbucks Corp.	174,836

	Internet & Catalog Retail — 4.4%
848	Amazon.com, Inc. (a)	215,750
264	priceline.com, Inc. (a)	163,283

		379,033

	Media — 2.7%
1,691	DIRECTV (a)	88,696
2,783	Walt Disney Co. (The)	145,480

		234,176

	Multiline Retail — 0.9%
1,618	Dollar Tree, Inc. (a)	78,123

	Specialty Retail — 4.4%
1,035	Bed Bath & Beyond, Inc. (a)	65,173
3,190	Home Depot, Inc. (The)	192,568
1,738	PetSmart, Inc.	119,915

		377,656

	Textiles, Apparel & Luxury Goods — 1.6%
784	Lululemon Athletica, Inc., (Canada) (a)	57,947
493	Ralph Lauren Corp.	74,526

		132,473

	Total Consumer Discretionary	1,426,948

	Consumer Staples — 9.1%
	Beverages — 2.3%
1,944	Coca-Cola Co. (The)	73,717
2,212	Monster Beverage Corp. (a)	119,802

		193,519

	Food & Staples Retailing — 2.9%
734	Costco Wholesale Corp.	73,482
1,841	Whole Foods Market, Inc.	179,323

		252,805

	Household Products — 0.8%
660	Colgate-Palmolive Co.	70,776

	Personal Products — 1.1%
1,492	Estee Lauder Cos., Inc. (The), Class A	91,856

	Tobacco — 2.0%
1,906	Philip Morris International, Inc.	171,408

	Total Consumer Staples	780,364

	Energy — 4.1%
	Energy Equipment & Services — 1.9%
1,771	FMC Technologies, Inc. (a)	81,992
994	National Oilwell Varco, Inc.	79,612

		161,604

	Oil, Gas & Consumable Fuels — 2.2%
851	Concho Resources, Inc. (a)	80,585
876	Continental Resources, Inc. (a)	67,349
343	Exxon Mobil Corp.	31,367
109	Occidental Petroleum Corp.	9,407

		188,708

	Total Energy	350,312

	Financials — 2.7%
	Capital Markets — 1.2%
1,623	T. Rowe Price Group, Inc.	102,742

	Real Estate Investment Trusts (REITs) — 1.5%
1,777	American Tower Corp.	126,832

	Total Financials	229,574

	Health Care — 15.3%
	Biotechnology — 8.5%
1,635	Alexion Pharmaceuticals, Inc. (a)	187,090
1,775	Biogen Idec, Inc. (a)	264,913
644	Onyx Pharmaceuticals, Inc. (a)	54,426
1,055	Regeneron Pharmaceuticals, Inc. (a)	161,026
1,107	Vertex Pharmaceuticals, Inc. (a)	61,909

		729,364

	Health Care Equipment & Supplies — 1.8%
312	Intuitive Surgical, Inc. (a)	154,636

	Health Care Providers & Services — 0.4%
380	Catamaran Corp. (a)	37,248

	Health Care Technology — 1.4%
1,551	Cerner Corp. (a)	120,032

	Pharmaceuticals — 3.2%
1,544	Allergan, Inc.	141,418
839	Novo Nordisk A/S, (Denmark), ADR	132,425

		273,843

	Total Health Care	1,315,123

	Industrials — 6.1%
	Aerospace & Defense — 0.6%
294	Precision Castparts Corp.	48,022

	Machinery — 1.8%
897	Caterpillar, Inc.	77,212

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Machinery — Continued
830	Cummins, Inc.	76,535

		153,747

	Road & Rail — 2.2%
1,633	Union Pacific Corp.	193,778

	Trading Companies & Distributors — 1.5%
640	W.W. Grainger, Inc.	133,294

	Total Industrials	528,841

	Information Technology — 36.5%
	Communications Equipment — 2.3%
657	F5 Networks, Inc. (a)	68,790
2,133	QUALCOMM, Inc.	133,266

		202,056

	Computers & Peripherals — 10.9%
1,290	Apple, Inc.	860,745
2,811	EMC Corp. (a)	76,656

		937,401

	Internet Software & Services — 5.9%
314	Baidu, Inc., (China), ADR (a)	36,717
2,381	eBay, Inc. (a)	115,279
272	Google, Inc., Class A (a)	205,205
266	LinkedIn Corp., Class A (a)	32,038
1,742	Rackspace Hosting, Inc. (a)	115,150

		504,389

	IT Services — 8.8%
883	International Business Machines Corp.	183,154
632	MasterCard, Inc., Class A	285,335
2,139	Teradata Corp. (a)	161,295
939	Visa, Inc., Class A	126,102

		755,886

	Semiconductors & Semiconductor Equipment — 1.9%
1,872	ARM Holdings plc, (United Kingdom), ADR	52,384
2,089	ASML Holding N.V., (Netherlands)	112,154

		164,538

	Software — 6.7%
1,036	Citrix Systems, Inc. (a)	79,311
1,929	Intuit, Inc.	113,591
2,336	Nuance Communications, Inc. (a)	58,146
1,865	Red Hat, Inc. (a)	106,182
773	Salesforce.com, Inc. (a)	118,045
781	SolarWinds, Inc. (a)	43,538
651	VMware, Inc., Class A (a)	62,987

		581,800

	Total Information Technology	3,146,070

	Materials — 6.0%
	Chemicals — 6.0%
651	CF Industries Holdings, Inc.	144,567
1,916	FMC Corp.	106,125
769	Praxair, Inc.	79,905
1,235	Sherwin-Williams Co. (The)	183,963

	Total Materials	514,560

	Total Common Stocks (Cost $7,419,698)	8,291,792

Preferred Stock — 1.1%
	Consumer Staples — 1.1%
	Beverages — 1.1%
2,559	Cia de Bebidas das Americas, (Brazil), ADR (Cost $91,993)	97,949

Short-Term Investment — 3.0%
	Investment Company — 3.0%
259,675	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.120% (b) (l) (m) (Cost $259,675)	259,675

	Total Investments — 100.5% (Cost $7,771,366)	8,649,416
	Liabilities in Excess of Other Assets — (0.5)%	(46,014)

	NET ASSETS — 100.0%	$8,603,402

Percentages indicated are based on net assets.

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$931,328
Aggregate gross unrealized depreciation	(53,278)

Net unrealized appreciation/depreciation	$878,050

Federal income tax cost of investments	$7,771,366

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$8,366,658	$282,758	$—	$8,649,416

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of certain ADRs, the report values of which are an evaluated price. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.6%
	Consumer Discretionary — 12.6%
	Auto Components — 2.2%
214	Lear Corp.	8,078
110	TRW Automotive Holdings Corp. (a)	4,805

		12,883

	Automobiles — 0.2%
50	General Motors Co. (a)	1,135

	Internet & Catalog Retail — 0.1%
11	Expedia, Inc.	636

	Media — 7.8%
229	CBS Corp. (Non-Voting), Class B	8,318
527	Comcast Corp., Class A	18,868
267	DISH Network Corp., Class A	8,164
79	Time Warner Cable, Inc.	7,516
52	Time Warner, Inc.	2,355
15	Walt Disney Co. (The)	804

		46,025

	Multiline Retail — 0.8%
129	Macy’s, Inc.	4,849

	Specialty Retail — 1.5%
5	AutoZone, Inc. (a)	1,841
120	Home Depot, Inc. (The)	7,266

		9,107

	Total Consumer Discretionary	74,635

	Consumer Staples — 3.2%
	Food & Staples Retailing — 0.5%
37	CVS Caremark Corp.	1,768
32	Walgreen Co.	1,151

		2,919

	Food Products — 2.1%
101	Archer-Daniels-Midland Co.	2,750
21	Campbell Soup Co.	739
181	ConAgra Foods, Inc.	4,997
89	Kraft Foods, Inc., Class A	3,664

		12,150

	Household Products — 0.6%
27	Energizer Holdings, Inc.	2,014
8	Kimberly-Clark Corp.	694
12	Procter & Gamble Co. (The)	798

		3,506

	Total Consumer Staples	18,575

	Energy — 17.5%
	Energy Equipment & Services — 0.9%
7	Ensco plc, (United Kingdom), Class A	387
151	Halliburton Co.	5,087

		5,474

	Oil, Gas & Consumable Fuels — 16.6%
120	Apache Corp.	10,390
256	Chevron Corp.	29,874
46	ConocoPhillips	2,655
183	Denbury Resources, Inc. (a)	2,962
14	EOG Resources, Inc.	1,513
245	Exxon Mobil Corp.	22,364
62	Kinder Morgan, Inc.	2,202
29	Marathon Oil Corp.	870
23	Marathon Petroleum Corp.	1,261
175	Occidental Petroleum Corp.	15,094
24	Peabody Energy Corp.	526
49	Phillips 66	2,258
11	Southwestern Energy Co. (a)	376
170	Valero Energy Corp.	5,393

		97,738

	Total Energy	103,212

	Financials — 26.9%
	Capital Markets — 5.4%
56	Goldman Sachs Group, Inc. (The)	6,372
459	Invesco Ltd.	11,470
337	State Street Corp.	14,132

		31,974

	Commercial Banks — 7.1%
136	Capital Bank Financial Corp., Class A (a) (f) (i)	2,198
17	Comerica, Inc.	540
1,058	Huntington Bancshares, Inc.	7,300
184	SunTrust Banks, Inc.	5,206
775	Wells Fargo & Co.	26,761

		42,005

	Consumer Finance — 0.5%
21	American Express Co.	1,177
30	Capital One Financial Corp.	1,729

		2,906

	Diversified Financial Services — 5.3%
892	Bank of America Corp.	7,873
722	Citigroup, Inc.	23,615

		31,488

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Insurance — 7.7%
93	ACE Ltd., (Switzerland)	7,057
123	Everest Re Group Ltd., (Bermuda)	13,193
447	MetLife, Inc.	15,408
176	Prudential Financial, Inc.	9,589
15	XL Group plc, (Ireland)	348

		45,595

	Real Estate Investment Trusts (REITs) — 0.9%
84	CBL & Associates Properties, Inc.	1,788
13	Macerich Co. (The)	721
57	Post Properties, Inc.	2,722

		5,231

	Total Financials	159,199

	Health Care — 15.6%
	Biotechnology — 0.9%
71	Celgene Corp. (a)	5,395

	Health Care Equipment & Supplies — 0.9%
89	Covidien plc, (Ireland)	5,284

	Health Care Providers & Services — 6.1%
44	Cigna Corp.	2,080
101	Humana, Inc.	7,054
55	McKesson Corp.	4,705
397	UnitedHealth Group, Inc.	22,009

		35,848

	Pharmaceuticals — 7.7%
520	Merck & Co., Inc.	23,445
287	Mylan, Inc. (a)	6,999
204	Pfizer, Inc.	5,080
184	Valeant Pharmaceuticals International, Inc., (Canada) (a)	10,181

		45,705

	Total Health Care	92,232

	Industrials — 9.5%
	Aerospace & Defense — 2.2%
129	Honeywell International, Inc.	7,689
66	United Technologies Corp.	5,179

		12,868

	Commercial Services & Supplies — 1.9%
195	Tyco International Ltd., (Switzerland)	10,986

	Construction & Engineering — 1.2%
121	Fluor Corp.	6,823

	Machinery — 2.4%
19	Deere & Co.	1,578
11	Illinois Tool Works, Inc.	654
274	PACCAR, Inc.	10,950
14	Parker Hannifin Corp.	1,154

		14,336

	Professional Services — 0.6%
81	Equifax, Inc.	3,754

	Road & Rail — 1.2%
78	CSX Corp.	1,622
37	Norfolk Southern Corp.	2,373
27	Union Pacific Corp.	3,197

		7,192

	Total Industrials	55,959

	Information Technology — 10.0%
	Communications Equipment — 1.8%
571	Cisco Systems, Inc.	10,892

	Computers & Peripherals — 1.7%
8	Apple, Inc.	5,372
262	Hewlett-Packard Co.	4,461

		9,833

	Internet Software & Services — 1.2%
10	Google, Inc., Class A (a)	7,273

	Semiconductors & Semiconductor Equipment — 1.5%
100	Broadcom Corp., Class A (a)	3,465
70	KLA-Tencor Corp.	3,349
65	Lam Research Corp. (a)	2,055

		8,869

	Software — 3.8%
14	Citrix Systems, Inc. (a)	1,100
303	Microsoft Corp.	9,031
389	Oracle Corp.	12,262

		22,393

	Total Information Technology	59,260

	Materials — 1.1%
	Chemicals — 0.4%
49	E.I. du Pont de Nemours & Co.	2,485

	Metals & Mining — 0.7%
153	Alcoa, Inc.	1,349
59	Freeport-McMoRan Copper & Gold, Inc.	2,340

		3,689

	Total Materials	6,174

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Telecommunication Services — 0.2%
	Diversified Telecommunication Services — 0.2%
31	Verizon Communications, Inc.	1,435

	Utilities — 3.0%
	Electric Utilities — 2.4%
91	NextEra Energy, Inc.	6,382
180	NV Energy, Inc.	3,242
81	OGE Energy Corp.	4,492

		14,116

	Multi-Utilities — 0.6%
87	PG&E Corp.	3,702

	Total Utilities	17,818

	Total Common Stocks (Cost $494,671)	588,499

Short-Term Investment — 0.9%
	Investment Company — 0.9%
5,119	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.120% (b) (l) (m) (Cost $5,119)	5,119

	Total Investments — 100.5% (Cost $499,790)	593,618
	Liabilities in Excess of Other Assets — (0.5)%	(2,740)

	NET ASSETS — 100.0%	$590,878

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(f)	—	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $2,198,000 which amounts to 0.4% of total investments.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of September 30, 2012.

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$97,370
Aggregate gross unrealized depreciation	(3,542)

Net unrealized appreciation/depreciation	$93,828

Federal income tax cost of investments	$499,790

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

Security Valuations — Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Funds may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Funds to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s net asset value per share as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Funds’ securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”) , a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., (“JPMAM”) which is a wholly owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Funds’ Chief Compliance Office. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Funds’ valuation policies.

The VC or Board of Trustees, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and discuss and assess Fair Values on an ongoing and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values are assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$74,635	$—	$—	$74,635
Consumer Staples	18,575	—	—	18,575
Energy	103,212	—	—	103,212
Financials	157,001	—	2,198	159,199
Health Care	92,232	—	—	92,232
Industrials	55,959	—	—	55,959
Information Technology	59,260	—	—	59,260
Materials	6,174	—	—	6,174
Telecommunication Services	1,435	—	—	1,435
Utilities	17,818	—	—	17,818

Total Common Stocks	586,301	—	2,198	588,499

Short-Term Investment
Investment Company	5,119	—	—	5,119

Total Investments in Securities	$591,420	$—	$2,198	$593,618

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 06/30/12	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 09/30/12
Investments in Securities
Common Stocks - Financials	$2,686	$—	$(488)	$—	$—	$—	$—		$2,198

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

The change in unrealized appreciation (depreciation) attributable to securities owned at September 30, 2012, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(488,000).

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.7%
	Consumer Discretionary — 14.6%
	Auto Components — 0.1%
13	Drew Industries, Inc. (a)	403
24	Spartan Motors, Inc.	119
14	Standard Motor Products, Inc.	265
17	Superior Industries International, Inc.	293

		1,080

	Automobiles — 0.4%
113	Thor Industries, Inc.	4,100
21	Winnebago Industries, Inc. (a)	264

		4,364

	Distributors — 0.5%
179	LKQ Corp. (a)	3,302
64	Pool Corp.	2,660
13	VOXX International Corp. (a)	96

		6,058

	Diversified Consumer Services — 1.0%
15	American Public Education, Inc. (a)	534
11	Capella Education Co. (a)	396
39	Career Education Corp. (a)	145
89	Coinstar, Inc. (a)	3,982
62	Corinthian Colleges, Inc. (a)	147
42	DeVry, Inc.	958
91	Hillenbrand, Inc.	1,656
2	ITT Educational Services, Inc. (a)	72
13	Lincoln Educational Services Corp.	53
21	Matthews International Corp., Class A	619
286	Service Corp. International	3,844
16	Universal Technical Institute, Inc.	214

		12,620

	Hotels, Restaurants & Leisure — 2.2%
80	Bally Technologies, Inc. (a)	3,953
1	Biglari Holdings, Inc. (a)	386
22	Bob Evans Farms, Inc.	844
39	Boyd Gaming Corp. (a)	274
157	Brinker International, Inc.	5,543
15	CEC Entertainment, Inc.	443
21	Cheesecake Factory, Inc. (The)	765
58	Cracker Barrel Old Country Store, Inc.	3,897
12	DineEquity, Inc. (a)	676
21	International Speedway Corp., Class A	602
29	Interval Leisure Group, Inc.	546
9	Life Time Fitness, Inc. (a)	402
15	Marcus Corp.	162
20	Marriott Vacations Worldwide Corp. (a)	718
6	Monarch Casino & Resort, Inc. (a)	54
19	Multimedia Games Holding Co., Inc. (a)	304
19	Panera Bread Co., Class A (a)	3,176
13	Papa John’s International, Inc. (a)	718
45	Pinnacle Entertainment, Inc. (a)	556
9	Red Robin Gourmet Burgers, Inc. (a)	289
47	Ruby Tuesday, Inc. (a)	339
25	Ruth’s Hospitality Group, Inc. (a)	161
49	Scientific Games Corp., Class A (a)	403
41	Shuffle Master, Inc. (a)	641
43	Sonic Corp. (a)	442
30	Texas Roadhouse, Inc.	507
85	Wendy’s Co. (The)	385

		27,186

	Household Durables — 1.7%
29	American Greetings Corp., Class A	483
8	Blyth, Inc.	201
19	Ethan Allen Interiors, Inc.	407
23	Helen of Troy Ltd., (Bermuda) (a)	733
19	iRobot Corp. (a)	442
100	Jarden Corp.	5,280
51	KB Home	734
38	La-Z-Boy, Inc. (a)	549
13	M/I Homes, Inc. (a)	259
28	MDC Holdings, Inc.	1,066
4	NVR, Inc. (a)	3,577
26	Ryland Group, Inc. (The)	769
265	Standard Pacific Corp. (a)	1,792
43	Tempur-Pedic International, Inc. (a)	1,292
34	Toll Brothers, Inc. (a)	1,133
30	Tupperware Brands Corp.	1,633
7	Universal Electronics, Inc. (a)	118

		20,468

	Internet & Catalog Retail — 0.1%
10	Blue Nile, Inc. (a)	372
21	Nutrisystem, Inc.	217
16	PetMed Express, Inc.	161

		750

	Leisure Equipment & Products — 0.5%
9	Arctic Cat, Inc. (a)	384
42	Brunswick Corp.	946
47	Callaway Golf Co.	290
19	JAKKS Pacific, Inc.	280
10	Polaris Industries, Inc.	795

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Leisure Equipment & Products — Continued
82	Sturm Ruger & Co., Inc.	4,049

		6,744

	Media — 0.9%
43	AMC Networks, Inc., Class A (a)	1,872
10	Arbitron, Inc.	366
99	Cinemark Holdings, Inc.	2,231
20	Digital Generation, Inc. (a)	224
22	E.W. Scripps Co., Class A (a)	238
32	Harte-Hanks, Inc.	220
7	John Wiley & Sons, Inc., Class A	341
5	Meredith Corp.	182
167	New York Times Co. (The), Class A (a)	1,634
18	Scholastic Corp.	581
145	Valassis Communications, Inc. (a)	3,573

		11,462

	Multiline Retail — 0.0% (g)
28	Fred’s, Inc., Class A	393
30	Tuesday Morning Corp. (a)	198

		591

	Specialty Retail — 5.4%
31	Aaron’s, Inc.	872
40	Advance Auto Parts, Inc.	2,715
9	Aeropostale, Inc. (a)	122
268	American Eagle Outfitters, Inc.	5,657
110	ANN, Inc. (a)	4,165
141	Ascena Retail Group, Inc. (a)	3,018
30	Barnes & Noble, Inc. (a)	380
22	Big 5 Sporting Goods Corp.	218
31	Brown Shoe Co., Inc.	500
44	Buckle, Inc. (The)	2,001
21	Cabela’s, Inc. (a)	1,158
22	Cato Corp. (The), Class A	665
82	Chico’s FAS, Inc.	1,494
26	Christopher & Banks Corp.	90
34	Coldwater Creek, Inc. (a)	29
16	Collective Brands, Inc. (a)	347
53	Dick’s Sporting Goods, Inc.	2,758
222	Foot Locker, Inc.	7,898
30	Genesco, Inc. (a)	1,983
47	Group 1 Automotive, Inc.	2,833
13	Haverty Furniture Cos., Inc.	178
31	Hibbett Sports, Inc. (a)	1,864
31	Hot Topic, Inc.	266
10	Kirkland’s, Inc. (a)	102
16	Lithia Motors, Inc., Class A	522
66	Lumber Liquidators Holdings, Inc. (a)	3,334
16	MarineMax, Inc. (a)	129
202	Office Depot, Inc. (a)	518
62	OfficeMax, Inc.	482
36	Pep Boys-Manny Moe & Jack (The)	372
124	PetSmart, Inc.	8,537
25	Rent-A-Center, Inc.	883
11	rue21, Inc. (a)	355
137	Select Comfort Corp. (a)	4,307
5	Signet Jewelers Ltd., (Bermuda)	244
27	Sonic Automotive, Inc., Class A	521
22	Stage Stores, Inc.	473
18	Stein Mart, Inc. (a)	156
17	Tractor Supply Co.	1,694
56	Williams-Sonoma, Inc.	2,463
20	Zale Corp. (a)	136

		66,439

	Textiles, Apparel & Luxury Goods — 1.8%
90	Carter’s, Inc. (a)	4,845
206	Crocs, Inc. (a)	3,343
78	Fifth & Pacific Cos., Inc. (a)	993
52	Hanesbrands, Inc. (a)	1,657
16	Iconix Brand Group, Inc. (a)	300
20	K-Swiss, Inc., Class A (a)	67
17	Maidenform Brands, Inc. (a)	344
13	Movado Group, Inc.	431
10	Oxford Industries, Inc.	570
8	Perry Ellis International, Inc. (a)	182
47	PVH Corp.	4,403
89	Quiksilver, Inc. (a)	294
28	Skechers U.S.A., Inc., Class A (a)	581
76	Steven Madden Ltd. (a)	3,340
18	True Religion Apparel, Inc.	389

		21,739

	Total Consumer Discretionary	179,501

	Consumer Staples — 3.7%
	Beverages — 0.1%
7	Boston Beer Co., Inc. (The), Class A (a)	756

	Food & Staples Retailing — 0.7%
13	Andersons, Inc. (The)	501
49	Casey’s General Stores, Inc.	2,792
88	Harris Teeter Supermarkets, Inc.	3,435

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Food & Staples Retailing — Continued
9	Nash Finch Co.	180
1,371	Rite Aid Corp. (a)	1,604
15	Spartan Stores, Inc.	237
150	SUPERVALU, Inc.	363

		9,112

	Food Products — 2.0%
34	B&G Foods, Inc.	1,042
8	Calavo Growers, Inc.	212
10	Cal-Maine Foods, Inc.	465
10	Darling International, Inc. (a)	191
16	Diamond Foods, Inc.	293
14	Green Mountain Coffee Roasters, Inc. (a)	331
41	Hain Celestial Group, Inc. (The) (a)	2,607
65	Hillshire Brands Co.	1,728
66	Ingredion, Inc.	3,640
10	J&J Snack Foods Corp.	590
12	Lancaster Colony Corp.	877
40	Ralcorp Holdings, Inc. (a)	2,933
55	Sanderson Farms, Inc.	2,462
6	Seneca Foods Corp., Class A (a)	186
282	Smithfield Foods, Inc. (a)	5,536
34	Snyders-Lance, Inc.	849
19	Tootsie Roll Industries, Inc.	508
5	TreeHouse Foods, Inc. (a)	248

		24,698

	Household Products — 0.7%
35	Central Garden & Pet Co., Class A (a)	424
89	Church & Dwight Co., Inc.	4,780
39	Energizer Holdings, Inc.	2,882
12	WD-40 Co.	635

		8,721

	Personal Products — 0.1%
11	Inter Parfums, Inc.	198
10	Medifast, Inc. (a)	262
37	Prestige Brands Holdings, Inc. (a)	619

		1,079

	Tobacco — 0.1%
61	Alliance One International, Inc. (a)	198
17	Universal Corp.	872

		1,070

	Total Consumer Staples	45,436

	Energy — 5.4%
	Energy Equipment & Services — 2.7%
13	Atwood Oceanics, Inc. (a)	576
22	Basic Energy Services, Inc. (a)	251
26	Bristow Group, Inc.	1,313
5	CARBO Ceramics, Inc.	337
29	Dresser-Rand Group, Inc. (a)	1,604
10	Gulf Island Fabrication, Inc.	275
256	Helix Energy Solutions Group, Inc. (a)	4,671
94	Hornbeck Offshore Services, Inc. (a)	3,453
26	ION Geophysical Corp. (a)	181
15	Matrix Service Co. (a)	155
68	Oceaneering International, Inc.	3,742
60	Oil States International, Inc. (a)	4,796
5	OYO Geospace Corp. (a)	552
73	Patterson-UTI Energy, Inc.	1,164
43	Pioneer Energy Services Corp. (a)	338
15	SEACOR Holdings, Inc. (a)	1,266
229	Superior Energy Services, Inc. (a)	4,704
55	TETRA Technologies, Inc. (a)	332
13	Tidewater, Inc.	637
84	Unit Corp. (a)	3,479

		33,826

	Oil, Gas & Consumable Fuels — 2.7%
32	Bill Barrett Corp. (a)	805
9	Cimarex Energy Co.	510
35	Comstock Resources, Inc. (a)	642
10	Contango Oil & Gas Co. (a)	480
99	Energen Corp.	5,207
237	HollyFrontier Corp.	9,801
120	Northern Oil & Gas, Inc. (a)	2,044
19	Overseas Shipholding Group, Inc.	127
21	PDC Energy, Inc. (a)	677
33	Penn Virginia Corp.	203
41	Petroquest Energy, Inc. (a)	273
163	Plains Exploration & Production Co. (a)	6,124
84	Quicksilver Resources, Inc. (a)	344
90	Rosetta Resources, Inc. (a)	4,310
53	Stone Energy Corp. (a)	1,321

		32,868

	Total Energy	66,694

	Financials — 20.8%
	Capital Markets — 1.5%
17	Affiliated Managers Group, Inc. (a)	2,125
419	Apollo Investment Corp.	3,295

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Capital Markets — Continued
14	Calamos Asset Management, Inc., Class A	164
41	Eaton Vance Corp.	1,190
22	HFF, Inc., Class A (a)	326
30	Investment Technology Group, Inc. (a)	258
101	Jefferies Group, Inc.	1,386
11	Piper Jaffray Cos. (a)	276
368	Prospect Capital Corp.	4,245
64	Raymond James Financial, Inc.	2,348
75	SEI Investments Co.	1,604
21	SWS Group, Inc. (a)	125
6	Virtus Investment Partners, Inc. (a)	525
13	Waddell & Reed Financial, Inc., Class A	437

		18,304

	Commercial Banks — 4.8%
244	Associated Banc-Corp.	3,217
105	BancorpSouth, Inc.	1,541
91	Bank of Hawaii Corp.	4,135
20	Bank of the Ozarks, Inc.	704
57	BBCN Bancorp, Inc. (a)	714
57	Boston Private Financial Holdings, Inc.	549
59	Cathay General Bancorp	1,025
11	City Holding Co.	389
17	City National Corp.	863
29	Columbia Banking System, Inc.	534
93	Commerce Bancshares, Inc.	3,738
31	Community Bank System, Inc.	871
19	Cullen/Frost Bankers, Inc.	1,083
63	CVB Financial Corp.	756
240	East West Bancorp, Inc.	5,078
12	First Bancorp (a)	54
76	First Commonwealth Financial Corp.	534
42	First Financial Bancorp	704
23	First Financial Bankshares, Inc. (c)	813
53	First Midwest Bancorp, Inc.	671
254	First Niagara Financial Group, Inc.	2,055
100	FirstMerit Corp.	1,468
22	FNB Corp.	243
315	Fulton Financial Corp.	3,109
52	Glacier Bancorp, Inc.	804
22	Hanmi Financial Corp. (a)	286
16	Home Bancshares, Inc.	533
15	Independent Bank Corp.	458
38	International Bancshares Corp.	719
52	National Penn Bancshares, Inc.	469
26	NBT Bancorp, Inc.	574
184	Old National Bancorp	2,499
24	PacWest Bancorp	570
25	Pinnacle Financial Partners, Inc. (a)	485
18	PrivateBancorp, Inc.	286
20	Prosperity Bancshares, Inc.	847
20	S&T Bancorp, Inc.	357
12	Simmons First National Corp., Class A	296
22	Sterling Bancorp	215
74	Susquehanna Bancshares, Inc.	778
86	Texas Capital Bancshares, Inc. (a)	4,287
8	Tompkins Financial Corp.	319
59	Trustmark Corp.	1,428
13	UMB Financial Corp.	624
133	Umpqua Holdings Corp.	1,716
14	United Community Banks, Inc. (a)	114
176	Webster Financial Corp.	4,161
13	Westamerica Bancorp	600
44	Wilshire Bancorp, Inc. (a)	277
10	Wintrust Financial Corp.	365

		58,915

	Consumer Finance — 0.5%
74	Cash America International, Inc.	2,840
81	Ezcorp, Inc., Class A (a)	1,863
6	First Cash Financial Services, Inc. (a)	281
10	World Acceptance Corp. (a)	706

		5,690

	Diversified Financial Services — 0.5%
83	CBOE Holdings, Inc.	2,429
33	Interactive Brokers Group, Inc., Class A	459
27	MarketAxess Holdings, Inc.	859
70	MSCI, Inc., Class A (a)	2,500

		6,247

	Insurance — 3.5%
11	Alleghany Corp. (a)	3,647
46	American Financial Group, Inc.	1,747
13	AMERISAFE, Inc. (a)	353
95	Aspen Insurance Holdings Ltd., (Bermuda)	2,887
47	Brown & Brown, Inc.	1,213
16	eHealth, Inc. (a)	295
29	Employers Holdings, Inc.	536
69	Everest Re Group Ltd., (Bermuda)	7,376
132	Fidelity National Financial, Inc., Class A	2,823
163	First American Financial Corp.	3,530

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Insurance — Continued
50	Hanover Insurance Group, Inc. (The)	1,879
92	HCC Insurance Holdings, Inc.	3,129
29	Horace Mann Educators Corp.	516
9	Infinity Property & Casualty Corp.	550
36	Kemper Corp.	1,106
38	Meadowbrook Insurance Group, Inc.	292
32	National Financial Partners Corp. (a)	539
9	Navigators Group, Inc. (The) (a)	443
15	Presidential Life Corp.	207
12	ProAssurance Corp.	1,073
171	Protective Life Corp.	4,483
42	Reinsurance Group of America, Inc.	2,453
4	RLI Corp.	245
11	Safety Insurance Group, Inc.	496
40	Selective Insurance Group, Inc.	756
14	Stewart Information Services Corp.	283
28	Tower Group, Inc.	542
15	United Fire Group, Inc.	377

		43,776

	Real Estate Investment Trusts (REITs) — 8.9%
32	Acadia Realty Trust	791
45	Alexandria Real Estate Equities, Inc.	3,315
65	American Campus Communities, Inc.	2,858
112	BioMed Realty Trust, Inc.	2,096
56	BRE Properties, Inc.	2,634
58	Camden Property Trust	3,760
51	Cedar Realty Trust, Inc.	270
64	Colonial Properties Trust	1,344
53	Corporate Office Properties Trust	1,270
74	Cousins Properties, Inc.	585
136	DiamondRock Hospitality Co.	1,314
193	Duke Realty Corp.	2,844
21	EastGroup Properties, Inc.	1,092
34	Entertainment Properties Trust	1,511
44	Equity One, Inc.	927
26	Essex Property Trust, Inc.	3,791
75	Extra Space Storage, Inc.	2,508
46	Federal Realty Investment Trust	4,887
52	Franklin Street Properties Corp.	580
19	Getty Realty Corp.	342
56	Healthcare Realty Trust, Inc.	1,288
54	Highwoods Properties, Inc.	1,764
36	Home Properties, Inc.	2,192
90	Hospitality Properties Trust	2,134
56	Inland Real Estate Corp.	464
53	Kilroy Realty Corp.	2,382
45	Kite Realty Group Trust	229
63	LaSalle Hotel Properties	1,689
72	Lexington Realty Trust	692
85	Liberty Property Trust	3,071
22	LTC Properties, Inc.	703
96	Macerich Co. (The)	5,509
64	Mack-Cali Realty Corp.	1,696
98	Medical Properties Trust, Inc.	1,029
30	Mid-America Apartment Communities, Inc.	1,947
78	National Retail Properties, Inc.	2,370
77	Omega Healthcare Investors, Inc.	1,746
16	Parkway Properties, Inc.	209
42	Pennsylvania Real Estate Investment Trust	665
39	Post Properties, Inc.	1,870
29	Potlatch Corp.	1,094
13	PS Business Parks, Inc.	899
88	Rayonier, Inc.	4,323
97	Realty Income Corp.	3,972
65	Regency Centers Corp.	3,165
26	Sabra Health Care REIT, Inc.	523
9	Saul Centers, Inc.	383
127	Senior Housing Properties Trust	2,763
65	SL Green Realty Corp.	5,212
22	Sovran Self Storage, Inc.	1,271
67	Tanger Factory Outlet Centers	2,175
43	Taubman Centers, Inc.	3,275
182	UDR, Inc.	4,514
9	Universal Health Realty Income Trust	410
17	Urstadt Biddle Properties, Inc., Class A	342
88	Weingarten Realty Investors	2,474

		109,163

	Real Estate Management & Development — 0.3%
31	Alexander & Baldwin, Inc. (a)	905
25	Forestar Group, Inc. (a)	413
32	Jones Lang LaSalle, Inc.	2,425

		3,743

	Thrifts & Mortgage Finance — 0.8%
31	Bank Mutual Corp.	141
50	Brookline Bancorp, Inc.	438
20	Dime Community Bancshares, Inc.	291
367	New York Community Bancorp, Inc.	5,203

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Thrifts & Mortgage Finance — Continued
70	Northwest Bancshares, Inc.	853
41	Oritani Financial Corp.	614
39	Provident Financial Services, Inc.	614
65	Trustco Bank Corp.	374
24	ViewPoint Financial Group, Inc.	457
48	Washington Federal, Inc.	797

		9,782

	Total Financials	255,620

	Health Care — 10.2%
	Biotechnology — 2.1%
45	ArQule, Inc. (a)	230
61	Cubist Pharmaceuticals, Inc. (a)	2,892
18	Emergent Biosolutions, Inc. (a)	257
31	Momenta Pharmaceuticals, Inc. (a)	456
43	Regeneron Pharmaceuticals, Inc. (a)	6,567
52	Savient Pharmaceuticals, Inc. (a)	129
38	Spectrum Pharmaceuticals, Inc. (a)	445
98	United Therapeutics Corp. (a)	5,479
160	Vertex Pharmaceuticals, Inc. (a)	8,965

		25,420

	Health Care Equipment & Supplies — 2.7%
16	Abaxis, Inc. (a)	576
34	Align Technology, Inc. (a)	1,261
9	Analogic Corp.	694
15	Cantel Medical Corp.	402
20	CONMED Corp.	571
28	Cooper Cos., Inc. (The)	2,629
19	CryoLife, Inc.	130
30	Cyberonics, Inc. (a)	1,591
17	Greatbatch, Inc. (a)	402
119	Hill-Rom Holdings, Inc.	3,452
164	Hologic, Inc. (a)	3,321
9	ICU Medical, Inc. (a)	547
18	IDEXX Laboratories, Inc. (a)	1,814
22	Invacare Corp.	315
31	Meridian Bioscience, Inc.	596
31	Merit Medical Systems, Inc. (a)	456
19	Natus Medical, Inc. (a)	247
18	Neogen Corp. (a)	762
31	NuVasive, Inc. (a)	707
14	Palomar Medical Technologies, Inc. (a)	128
182	ResMed, Inc.	7,368
68	STERIS Corp.	2,398
9	SurModics, Inc. (a)	181
25	Symmetry Medical, Inc. (a)	245
38	Teleflex, Inc.	2,627
3	Thoratec Corp. (a)	110

		33,530

	Health Care Providers & Services — 3.4%
7	Air Methods Corp. (a)	869
6	Almost Family, Inc. (a)	125
22	Amedisys, Inc. (a)	302
28	AMERIGROUP Corp. (a)	2,603
28	AMN Healthcare Services, Inc. (a)	284
23	AmSurg Corp. (a)	652
18	Bio-Reference Labs, Inc. (a)	513
5	Centene Corp. (a)	187
5	Chemed Corp.	371
208	Community Health Systems, Inc. (a)	6,075
5	Corvel Corp. (a)	214
21	Cross Country Healthcare, Inc. (a)	101
12	Ensign Group, Inc. (The)	362
21	Gentiva Health Services, Inc. (a)	242
26	Hanger, Inc. (a)	749
232	Health Management Associates, Inc., Class A (a)	1,943
159	Health Net, Inc. (a)	3,572
23	Healthways, Inc. (a)	273
64	Henry Schein, Inc. (a)	5,087
12	IPC The Hospitalist Co., Inc. (a)	563
38	Kindred Healthcare, Inc. (a)	428
7	Landauer, Inc.	399
11	LHC Group, Inc. (a)	204
32	LifePoint Hospitals, Inc. (a)	1,374
49	Magellan Health Services, Inc. (a)	2,547
24	Molina Healthcare, Inc. (a)	610
9	MWI Veterinary Supply, Inc. (a)	986
183	Omnicare, Inc.	6,213
59	Owens & Minor, Inc.	1,758
21	PharMerica Corp. (a)	262
11	PSS World Medical, Inc. (a)	245
33	Universal Health Services, Inc., Class B	1,519

		41,632

	Health Care Technology — 0.1%
8	Computer Programs & Systems, Inc.	437
14	HealthStream, Inc. (a)	401
16	Medidata Solutions, Inc. (a)	656

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Health Care Technology — Continued
23	Omnicell, Inc. (a)	324

		1,818

	Life Sciences Tools & Services — 0.7%
51	Affymetrix, Inc. (a)	222
27	Cambrex Corp. (a)	313
80	Charles River Laboratories International, Inc. (a)	3,173
17	Covance, Inc. (a)	804
23	Enzo Biochem, Inc. (a)	46
27	Luminex Corp. (a)	521
4	Mettler-Toledo International, Inc. (a)	745
111	PAREXEL International Corp. (a)	3,416

		9,240

	Pharmaceuticals — 1.2%
111	Akorn, Inc. (a)	1,472
156	Endo Health Solutions, Inc. (a)	4,945
8	Hi-Tech Pharmacal Co., Inc. (a)	251
70	Medicines Co. (The) (a)	1,810
14	Medicis Pharmaceutical Corp., Class A	614
18	Par Pharmaceutical Cos., Inc. (a)	894
117	Questcor Pharmaceuticals, Inc. (a)	2,165
29	Salix Pharmaceuticals Ltd. (a)	1,231
35	ViroPharma, Inc. (a)	1,043

		14,425

	Total Health Care	126,065

	Industrials — 15.8%
	Aerospace & Defense — 1.6%
28	AAR Corp.	465
13	Aerovironment, Inc. (a)	313
71	Alliant Techsystems, Inc.	3,573
7	American Science & Engineering, Inc.	427
135	B/E Aerospace, Inc. (a)	5,699
18	Ceradyne, Inc.	432
12	Cubic Corp.	594
12	Engility Holdings, Inc. (a)	218
11	Esterline Technologies Corp. (a)	603
134	Exelis, Inc.	1,384
42	GenCorp, Inc. (a)	395
77	Huntington Ingalls Industries, Inc. (a)	3,231
18	Moog, Inc., Class A (a)	698
4	National Presto Industries, Inc.	282
44	Orbital Sciences Corp. (a)	643
20	Triumph Group, Inc.	1,278

		20,235

	Air Freight & Logistics — 0.1%
21	Forward Air Corp.	631
4	Hub Group, Inc., Class A (a)	121
74	UTi Worldwide, Inc.	997

		1,749

	Airlines — 0.9%
144	Alaska Air Group, Inc. (a)	5,036
28	Allegiant Travel Co. (a)	1,783
672	JetBlue Airways Corp. (a)	3,218
37	SkyWest, Inc.	382

		10,419

	Building Products — 0.6%
58	A.O. Smith Corp.	3,317
13	AAON, Inc.	251
21	Apogee Enterprises, Inc.	403
14	Gibraltar Industries, Inc. (a)	178
32	Griffon Corp.	333
43	Lennox International, Inc.	2,103
20	NCI Building Systems, Inc. (a)	200
26	Quanex Building Products Corp.	490
14	Universal Forest Products, Inc.	577

		7,852

	Commercial Services & Supplies — 1.4%
33	ABM Industries, Inc.	633
42	Brink’s Co. (The)	1,068
6	Clean Harbors, Inc. (a)	270
7	Consolidated Graphics, Inc. (a)	192
138	Copart, Inc. (a)	3,821
76	Deluxe Corp.	2,330
15	Encore Capital Group, Inc. (a)	436
14	G&K Services, Inc., Class A	428
23	GEO Group, Inc. (The)	630
1	Healthcare Services Group, Inc.	18
13	Herman Miller, Inc.	244
12	HNI Corp.	299
42	Interface, Inc.	557
23	Mine Safety Appliances Co.	839
26	Mobile Mini, Inc. (a)	430
15	Portfolio Recovery Associates, Inc. (a)	1,611
31	Sykes Enterprises, Inc. (a)	415
58	Tetra Tech, Inc. (a)	1,516
11	UniFirst Corp.	766
24	United Stationers, Inc.	633
14	Viad Corp.	295

		17,431

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Construction & Engineering — 1.5%
187	AECOM Technology Corp. (a)	3,965
28	Aegion Corp. (a)	542
26	Comfort Systems USA, Inc.	288
26	Dycom Industries, Inc. (a)	368
102	EMCOR Group, Inc.	2,923
40	Granite Construction, Inc.	1,136
68	KBR, Inc.	2,021
19	Orion Marine Group, Inc. (a)	144
53	Shaw Group, Inc. (The) (a)	2,308
137	URS Corp.	4,838

		18,533

	Electrical Equipment — 1.7%
16	Acuity Brands, Inc.	1,043
86	AMETEK, Inc.	3,031
18	AZZ, Inc.	696
38	Belden, Inc.	1,384
36	Brady Corp., Class A	1,056
14	Encore Wire Corp.	396
101	EnerSys, Inc. (a)	3,556
14	Franklin Electric Co., Inc.	834
150	General Cable Corp. (a)	4,406
31	Hubbell, Inc., Class B	2,490
6	Powell Industries, Inc. (a)	240
21	Regal-Beloit Corp.	1,484
16	Vicor Corp. (a)	106

		20,722

	Industrial Conglomerates — 0.5%
109	Carlisle Cos., Inc.	5,641
9	Standex International Corp.	407

		6,048

	Machinery — 4.9%
136	Actuant Corp., Class A	3,879
133	AGCO Corp. (a)	6,310
20	Albany International Corp., Class A	439
15	Astec Industries, Inc. (a)	475
91	Barnes Group, Inc.	2,287
36	Briggs & Stratton Corp.	676
6	Cascade Corp.	346
12	CIRCOR International, Inc.	466
81	Crane Co.	3,238
8	Donaldson Co., Inc.	280
15	EnPro Industries, Inc. (a)	525
20	ESCO Technologies, Inc.	785
44	Federal Signal Corp. (a)	279
35	Gardner Denver, Inc.	2,139
46	IDEX Corp.	1,920
19	ITT Corp.	375
20	John Bean Technologies Corp.	329
7	Kennametal, Inc.	262
43	Lincoln Electric Holdings, Inc.	1,664
9	Lindsay Corp.	650
12	Lydall, Inc. (a)	163
28	Mueller Industries, Inc.	1,263
179	Oshkosh Corp. (a)	4,909
40	Robbins & Myers, Inc.	2,379
14	Tennant Co.	589
172	Terex Corp. (a)	3,879
79	Timken Co.	2,944
61	Toro Co. (The)	2,414
150	Trinity Industries, Inc.	4,501
40	Valmont Industries, Inc.	5,227
59	Wabtec Corp.	4,721
3	Watts Water Technologies, Inc., Class A	119

		60,432

	Professional Services — 0.9%
9	CDI Corp.	151
39	Corporate Executive Board Co. (The)	2,107
22	Dolan Co. (The) (a)	116
10	Exponent, Inc. (a)	559
66	FTI Consulting, Inc. (a)	1,759
12	Heidrick & Struggles International, Inc.	158
17	Insperity, Inc.	427
21	Kelly Services, Inc., Class A	264
35	Korn/Ferry International (a)	532
44	Manpower, Inc.	1,627
36	Navigant Consulting, Inc. (a)	403
31	On Assignment, Inc. (a)	613
33	Resources Connection, Inc.	431
23	Towers Watson & Co., Class A	1,223
29	TrueBlue, Inc. (a)	461

		10,831

	Road & Rail — 1.3%
18	Arkansas Best Corp.	143
194	Avis Budget Group, Inc. (a)	2,985
77	Con-way, Inc.	2,107
41	Heartland Express, Inc.	545
76	J.B. Hunt Transport Services, Inc.	3,946
40	Kansas City Southern	3,062

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Road & Rail — Continued
35	Landstar System, Inc.	1,673
40	Old Dominion Freight Line, Inc. (a)	1,192

		15,653

	Trading Companies & Distributors — 0.4%
12	Applied Industrial Technologies, Inc.	509
19	Kaman Corp.	672
4	Lawson Products, Inc.	26
85	United Rentals, Inc. (a)	2,775
6	Watsco, Inc.	472

		4,454

	Total Industrials	194,359

	Information Technology — 16.3%
	Communications Equipment — 1.1%
8	ADTRAN, Inc.	142
181	Arris Group, Inc. (a)	2,316
8	Bel Fuse, Inc., Class B	148
13	Black Box Corp.	326
33	Ciena Corp. (a)	450
14	Comtech Telecommunications Corp.	395
17	Digi International, Inc. (a)	176
84	Harmonic, Inc. (a)	380
31	InterDigital, Inc.	1,159
49	NETGEAR, Inc. (a)	1,870
14	Oplink Communications, Inc. (a)	237
13	PC-Tel, Inc.	94
74	Plantronics, Inc.	2,624
354	Polycom, Inc. (a)	3,494
30	Symmetricom, Inc. (a)	211

		14,022

	Computers & Peripherals — 1.0%
21	Avid Technology, Inc. (a)	197
121	Diebold, Inc.	4,068
36	Intermec, Inc. (a)	221
16	Intevac, Inc. (a)	99
51	Lexmark International, Inc., Class A	1,141
251	NCR Corp. (a)	5,842
23	Novatel Wireless, Inc. (a)	46
32	QLogic Corp. (a)	370
24	Super Micro Computer, Inc. (a)	288

		12,272

	Electronic Equipment, Instruments & Components — 2.5%
15	Agilysys, Inc. (a)	126
86	Avnet, Inc. (a)	2,506
10	Badger Meter, Inc.	376
43	Benchmark Electronics, Inc. (a)	660
49	Brightpoint, Inc. (a)	443
28	Checkpoint Systems, Inc. (a)	231
15	Cognex Corp.	512
23	CTS Corp.	236
27	Daktronics, Inc.	255
14	DTS, Inc. (a)	317
18	Electro Scientific Industries, Inc.	220
13	FARO Technologies, Inc. (a)	541
72	FEI Co.	3,849
18	Gerber Scientific, Inc. (a) (f) (i)	—
170	Ingram Micro, Inc., Class A (a)	2,594
33	Insight Enterprises, Inc. (a)	583
16	Littelfuse, Inc.	897
11	Measurement Specialties, Inc. (a)	359
22	Mercury Computer Systems, Inc. (a)	230
26	Methode Electronics, Inc.	253
11	MTS Systems Corp.	610
26	Newport Corp. (a)	292
3	OSI Systems, Inc. (a)	253
15	Park Electrochemical Corp.	375
54	Plexus Corp. (a)	1,635
26	Pulse Electronics Corp.	21
17	Radisys Corp. (a)	60
21	Rofin-Sinar Technologies, Inc. (a)	407
11	Rogers Corp. (a)	485
21	ScanSource, Inc. (a)	672
72	SYNNEX Corp. (a)	2,339
92	Tech Data Corp. (a)	4,181
76	Trimble Navigation Ltd. (a)	3,610
37	TTM Technologies, Inc. (a)	345

		30,473

	Internet Software & Services — 1.8%
73	AOL, Inc. (a)	2,560
32	Blucora, Inc. (a)	578
26	comScore, Inc. (a)	391
31	DealerTrack Holdings, Inc. (a)	858
40	Dice Holdings, Inc. (a)	335
26	Digital River, Inc. (a)	439
35	Equinix, Inc. (a)	7,194
33	j2 Global, Inc.	1,084
34	LivePerson, Inc. (a)	624

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Internet Software & Services — Continued
15	LogMeIn, Inc. (a)	341
93	Monster Worldwide, Inc. (a)	680
16	OpenTable, Inc. (a)	669
23	Perficient, Inc. (a)	275
25	QuinStreet, Inc. (a)	206
78	Rackspace Hosting, Inc. (a)	5,125
12	Stamps.com, Inc. (a)	282
66	United Online, Inc.	363
11	ValueClick, Inc. (a)	193
18	XO Group, Inc. (a)	150

		22,347

	IT Services — 3.7%
58	Acxiom Corp. (a)	1,053
61	Alliance Data Systems Corp. (a)	8,622
63	Broadridge Financial Solutions, Inc.	1,461
76	CACI International, Inc., Class A (a)	3,914
49	CIBER, Inc. (a)	170
80	Convergys Corp.	1,251
55	CoreLogic, Inc. (a)	1,457
24	CSG Systems International, Inc. (a)	544
80	DST Systems, Inc.	4,553
15	ExlService Holdings, Inc. (a)	430
10	Forrester Research, Inc.	302
127	Gartner, Inc. (a)	5,833
10	Heartland Payment Systems, Inc.	317
24	Higher One Holdings, Inc. (a)	322
21	iGATE Corp. (a)	385
44	Jack Henry & Associates, Inc.	1,652
217	Lender Processing Services, Inc.	6,046
17	ManTech International Corp., Class A	405
14	MAXIMUS, Inc.	835
4	NCI, Inc., Class A (a)	30
40	NeuStar, Inc., Class A (a)	1,605
21	TeleTech Holdings, Inc. (a)	362
59	VeriFone Systems, Inc. (a)	1,646
13	Virtusa Corp. (a)	238
28	Wright Express Corp. (a)	1,946

		45,379

	Office Electronics — 0.1%
21	Zebra Technologies Corp., Class A (a)	794

	Semiconductors & Semiconductor Equipment — 2.3%
32	Advanced Energy Industries, Inc. (a)	388
218	Atmel Corp. (a)	1,144
24	ATMI, Inc. (a)	442
47	Brooks Automation, Inc.	376
17	Cabot Microelectronics Corp.	591
18	Ceva, Inc. (a)	254
18	Cirrus Logic, Inc. (a)	691
17	Cohu, Inc.	160
358	Cypress Semiconductor Corp. (a)	3,835
13	Diodes, Inc. (a)	216
16	DSP Group, Inc. (a)	97
64	Entropic Communications, Inc. (a)	372
32	Exar Corp. (a)	254
131	Fairchild Semiconductor International, Inc. (a)	1,715
154	GT Advanced Technologies, Inc. (a)	841
4	Hittite Microwave Corp. (a)	214
106	Integrated Device Technology, Inc. (a)	621
44	Kopin Corp. (a)	167
54	Kulicke & Soffa Industries, Inc. (a)	559
–(h)	Lam Research Corp. (a)	2
35	Micrel, Inc.	363
131	Microsemi Corp. (a)	2,627
63	MKS Instruments, Inc.	1,613
25	Monolithic Power Systems, Inc. (a)	495
12	Nanometrics, Inc. (a)	170
17	Pericom Semiconductor Corp. (a)	148
36	Power Integrations, Inc.	1,097
12	Rubicon Technology, Inc. (a)	113
23	Rudolph Technologies, Inc. (a)	245
24	Sigma Designs, Inc. (a)	158
85	Silicon Laboratories, Inc. (a)	3,139
124	Skyworks Solutions, Inc. (a)	2,920
30	STR Holdings, Inc. (a)	92
9	Supertex, Inc. (a)	160
37	Tessera Technologies, Inc.	502
19	Ultratech, Inc. (a)	597
18	Volterra Semiconductor Corp. (a)	390

		27,768

	Software — 3.8%
23	Advent Software, Inc. (a)	557
45	ANSYS, Inc. (a)	3,333
32	Blackbaud, Inc.	768
27	Bottomline Technologies, Inc. (a)	659
481	Cadence Design Systems, Inc. (a)	6,184

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Software — Continued
55	CommVault Systems, Inc. (a)	3,205
17	Compuware Corp. (a)	169
25	Concur Technologies, Inc. (a)	1,821
28	Ebix, Inc. (c)	651
23	EPIQ Systems, Inc.	313
20	FactSet Research Systems, Inc.	1,902
87	Fair Isaac Corp.	3,844
63	Informatica Corp. (a)	2,180
10	Interactive Intelligence Group, Inc. (a)	301
14	Manhattan Associates, Inc. (a)	822
36	Mentor Graphics Corp. (a)	550
6	MicroStrategy, Inc., Class A (a)	809
26	Monotype Imaging Holdings, Inc.	406
25	Netscout Systems, Inc. (a)	647
11	Opnet Technologies, Inc.	370
152	Parametric Technology Corp. (a)	3,315
18	Progress Software Corp. (a)	391
143	Rovi Corp. (a)	2,076
39	SolarWinds, Inc. (a)	2,178
189	Synopsys, Inc. (a)	6,253
87	TIBCO Software, Inc. (a)	2,630
20	VASCO Data Security International, Inc. (a)	189
29	Websense, Inc. (a)	451

		46,974

	Total Information Technology	200,029

	Materials — 7.0%
	Chemicals — 3.2%
23	A Schulman, Inc.	541
77	Albemarle Corp.	4,054
17	American Vanguard Corp.	584
48	Ashland, Inc.	3,417
22	Balchem Corp.	802
48	Cabot Corp.	1,772
43	Calgon Carbon Corp. (a)	609
48	Cytec Industries, Inc.	3,166
87	H.B. Fuller Co.	2,666
6	Hawkins, Inc.	257
15	Koppers Holdings, Inc.	526
23	Kraton Performance Polymers, Inc. (a)	594
13	LSB Industries, Inc. (a)	585
13	Minerals Technologies, Inc.	937
22	NewMarket Corp.	5,404
88	Olin Corp.	1,905
32	OM Group, Inc. (a)	594
15	PolyOne Corp.	248
9	Quaker Chemical Corp.	424
75	RPM International, Inc.	2,133
8	Sensient Technologies Corp.	294
7	Stepan Co.	647
17	Tredegar Corp.	302
116	Valspar Corp.	6,511
15	Zep, Inc.	230

		39,202

	Construction Materials — 0.6%
117	Eagle Materials, Inc.	5,397
44	Headwaters, Inc. (a)	287
27	Martin Marietta Materials, Inc.	2,203

		7,887

	Containers & Packaging — 0.8%
8	Greif, Inc., Class A	360
24	Myers Industries, Inc.	375
47	Packaging Corp. of America	1,722
64	Rock-Tenn Co., Class A	4,625
51	Silgan Holdings, Inc.	2,215
18	Sonoco Products Co.	547

		9,844

	Metals & Mining — 1.6%
11	AM Castle & Co. (a)	143
18	AMCOL International Corp.	605
41	Commercial Metals Co.	547
22	Globe Specialty Metals, Inc.	339
9	Haynes International, Inc.	452
11	Kaiser Aluminum Corp.	667
15	Materion Corp.	365
6	Olympic Steel, Inc.	105
88	Reliance Steel & Aluminum Co.	4,628
43	Royal Gold, Inc.	4,325
23	RTI International Metals, Inc. (a)	556
130	Steel Dynamics, Inc.	1,464
87	SunCoke Energy, Inc. (a)	1,408
163	Worthington Industries, Inc.	3,535

		19,139

	Paper & Forest Products — 0.8%
17	Clearwater Paper Corp. (a)	683
8	Deltic Timber Corp.	551
67	Domtar Corp., (Canada)	5,241
28	KapStone Paper & Packaging Corp. (a)	636

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Paper & Forest Products — Continued
13	Neenah Paper, Inc.	384
58	Schweitzer-Mauduit International, Inc.	1,922
36	Wausau Paper Corp.	332

		9,749

	Total Materials	85,821

	Telecommunication Services — 0.6%
	Diversified Telecommunication Services — 0.4%
7	Atlantic Tele-Network, Inc.	280
22	Cbeyond, Inc. (a)	218
143	Cincinnati Bell, Inc. (a)	816
30	General Communication, Inc., Class A (a)	290
11	Lumos Networks Corp.	88
23	Neutral Tandem, Inc. (a)	214
109	tw telecom, inc. (a)	2,849

		4,755

	Wireless Telecommunication Services — 0.2%
11	NTELOS Holdings Corp.	195
72	Telephone & Data Systems, Inc.	1,849
15	USA Mobility, Inc.	181

		2,225

	Total Telecommunication Services	6,980

	Utilities — 4.3%
	Electric Utilities — 2.4%
5	ALLETE, Inc.	203
15	Cleco Corp.	636
93	El Paso Electric Co.	3,182
113	Great Plains Energy, Inc.	2,519
143	Hawaiian Electric Industries, Inc.	3,768
51	IDACORP, Inc.	2,195
345	NV Energy, Inc.	6,206
55	OGE Energy Corp.	3,053
212	PNM Resources, Inc.	4,463
15	UNS Energy Corp.	615
70	Westar Energy, Inc.	2,084

		28,924

	Gas Utilities — 1.2%
83	Atmos Energy Corp.	2,954
16	Laclede Group, Inc. (The)	702
6	New Jersey Resources Corp.	259
19	Northwest Natural Gas Co.	958
274	Questar Corp.	5,573
44	Southwest Gas Corp.	1,948
61	UGI Corp.	1,922

		14,316

	Multi-Utilities — 0.7%
80	Alliant Energy Corp.	3,458
65	Avista Corp.	1,684
7	Black Hills Corp.	263
11	CH Energy Group, Inc.	706
28	NorthWestern Corp.	1,014
72	Vectren Corp.	2,068

		9,193

	Water Utilities — 0.0% (g)
14	American States Water Co.	624

	Total Utilities	53,057

	Total Common Stocks (Cost $1,005,150)	1,213,562

Short-Term Investments — 0.8%
	Investment Company — 0.7%
8,083	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.120%, (b) (l) (m)	8,083

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.1%
1,930	U.S. Treasury Bill, 0.086%, 11/01/12 (k) (m) (n)	1,930

	Total Short-Term Investments (Cost $10,013)	10,013

SHARES
Investment of Cash Collateral for Securities on Loan — 0.1%
	Investment Company — 0.1%
1,038	JPMorgan Prime Money Market Fund, Capital Shares, 0.130% (b) (l) (Cost $1,038)	1,038

	Total Investments — 99.6% (Cost $1,016,201)	1,224,613
	Other Assets in Excess of Liabilities — 0.4%	5,134

	NET ASSETS — 100.0%	$1,229,747

Percentages indicated are based on net assets.

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
49	E-mini Russell 2000	12/21/12	$4,089	$(25)
120	S&P Mid Cap 400	12/21/12	11,838	(129)

				$(154)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(f)	—	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees The Fund owns fair valued securities with a value of $0 which amounts to 0.0% of total investments.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	—	All or portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$244,684
Aggregate gross unrealized depreciation	(36,272)

Net unrealized appreciation/depreciation	$208,412

Federal income tax cost of investments	$1,016,201

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

Security Valuations — Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Funds may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Funds to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s net asset value per share as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Funds’ securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”) , a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., (“JPMAM”) which is a wholly owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Funds’ Chief Compliance Office. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Funds’ valuation policies.

The VC or Board of Trustees, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and discuss and assess Fair Values on an ongoing and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values are assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$179,501	$—	$—		$179,501
Consumer Staples	45,436	—	—		45,436
Energy	66,694	—	—		66,694
Financials	255,620	—	—		255,620
Health Care	126,065	—	—		126,065
Industrials	194,359	—	—		194,359
Information Technology	200,029	—	—	(a)	200,029
Materials	85,821	—	—		85,821
Telecommunication Services	6,980	—	—		6,980
Utilities	53,057	—	—		53,057

Total Common Stocks	1,213,562	—	—	(a)	1,213,562

Short-Term Investments
Investment Company	$8,083	$—	$—		$8,083
U.S. Treasury Obligation	—	1,930	—		1,930
Investment of Cash Collateral for Securities on Loan
Investment Company	1,038	—	—		1,038

Total Investments in Securities	1,222,683	1,930	—	(a)	1,224,613

Depreciation in Other Financial Instruments
Futures Contracts	$(154)	$—	$—		$(154)

(a)	Value is zero.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 06/30/12		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 09/30/12
Investments in Securities
Common Stock - Information Technology	$	— (a)	$—	$—	$—	$—	$—	$—	$—	$	— (a)

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(a)	Value is zero.

The change in unrealized appreciation (depreciation) attributable to securities owned at September 30, 2012, which were valued using significant unobservable inputs (Level 3), amounted to zero.

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.5%
	Consumer Discretionary — 19.7%
	Auto Components — 1.9%
714	Allison Transmission Holdings, Inc.	14,356
192	BorgWarner, Inc. (a)	13,234

		27,590

	Automobiles — 1.8%
423	Harley-Davidson, Inc.	17,914
296	Tesla Motors, Inc. (a)	8,676

		26,590

	Hotels, Restaurants & Leisure — 4.7%
862	International Game Technology	11,289
269	Marriott International, Inc., Class A	10,510
88	Panera Bread Co., Class A (a)	15,056
276	Penn National Gaming, Inc. (a)	11,878
663	Royal Caribbean Cruises Ltd.	20,032

		68,765

	Household Durables — 0.7%
320	Toll Brothers, Inc. (a)	10,620

	Internet & Catalog Retail — 1.0%
241	Expedia, Inc.	13,940

	Media — 0.9%
227	Discovery Communications, Inc., Class A (a)	13,560

	Specialty Retail — 5.7%
172	Bed Bath & Beyond, Inc. (a)	10,817
280	Dick’s Sporting Goods, Inc.	14,529
329	GNC Holdings, Inc., Class A	12,813
263	PetSmart, Inc.	18,121
414	Sally Beauty Holdings, Inc. (a)	10,397
449	Urban Outfitters, Inc. (a)	16,868

		83,545

	Textiles, Apparel & Luxury Goods — 3.0%
417	Michael Kors Holdings Ltd., (Hong Kong) (a)	22,187
132	V.F. Corp.	21,035

		43,222

	Total Consumer Discretionary	287,832

	Consumer Staples — 2.2%
	Beverages — 0.6%
170	Monster Beverage Corp. (a)	9,186

	Food Products — 1.0%
186	Mead Johnson Nutrition Co.	13,659

	Personal Products — 0.6%
185	Herbalife Ltd., (Cayman Islands)	8,745

	Total Consumer Staples	31,590

	Energy — 6.0%
	Energy Equipment & Services — 1.6%
423	Cameron International Corp. (a)	23,693

	Oil, Gas & Consumable Fuels — 4.4%
301	Concho Resources, Inc. (a)	28,482
305	Laredo Petroleum Holdings, Inc. (a)	6,693
113	Pioneer Natural Resources Co.	11,797
243	Range Resources Corp.	16,971

		63,943

	Total Energy	87,636

	Financials — 8.8%
	Capital Markets — 3.2%
869	Blackstone Group LP (The)	12,402
406	Lazard Ltd., (Bermuda), Class A	11,873
351	T. Rowe Price Group, Inc.	22,209

		46,484

	Commercial Banks — 2.3%
175	BOK Financial Corp.	10,313
127	M&T Bank Corp.	12,038
168	Signature Bank (a)	11,236

		33,587

	Diversified Financial Services — 1.4%
459	Moody’s Corp.	20,288

	Insurance — 0.9%
386	Axis Capital Holdings Ltd., (Bermuda)	13,465

	Real Estate Investment Trusts (REITs) — 1.0%
422	Prologis, Inc.	14,779

	Total Financials	128,603

	Health Care — 15.8%
	Biotechnology — 3.8%
167	Alexion Pharmaceuticals, Inc. (a)	19,070
132	Onyx Pharmaceuticals, Inc. (a)	11,188
75	Regeneron Pharmaceuticals, Inc. (a)	11,419
242	Vertex Pharmaceuticals, Inc. (a)	13,529

		55,206

	Health Care Equipment & Supplies — 1.8%
209	Sirona Dental Systems, Inc. (a)	11,916
426	Thoratec Corp. (a)	14,736

		26,652

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Health Care Providers & Services — 3.4%
683	Brookdale Senior Living, Inc. (a)	15,857
114	DaVita, Inc. (a)	11,832
290	Health Net, Inc. (a)	6,517
229	Humana, Inc.	16,045

		50,251

	Life Sciences Tools & Services — 2.8%
560	Agilent Technologies, Inc. (m)	21,526
698	Bruker Corp. (a)	9,130
210	Illumina, Inc. (a)	10,137

		40,793

	Pharmaceuticals — 4.0%
180	Perrigo Co.	20,899
302	Valeant Pharmaceuticals International, Inc., (Canada) (a)	16,664
235	Watson Pharmaceuticals, Inc. (a)	20,029

		57,592

	Total Health Care	230,494

	Industrials — 17.9%
	Aerospace & Defense — 1.2%
129	TransDigm Group, Inc. (a)	18,245

	Building Products — 1.4%
202	Armstrong World Industries, Inc.	9,362
403	Fortune Brands Home & Security, Inc. (a)	10,893

		20,255

	Commercial Services & Supplies — 1.4%
218	Stericycle, Inc. (a)	19,722

	Construction & Engineering — 1.2%
310	Fluor Corp.	17,458

	Electrical Equipment — 2.4%
320	Cooper Industries plc	24,034
147	Rockwell Automation, Inc.	10,238

		34,272

	Industrial Conglomerates — 1.5%
425	Carlisle Cos., Inc.	22,050

	Machinery — 2.9%
70	Cummins, Inc.	6,450
393	Pall Corp.	24,977
138	Wabtec Corp.	11,089

		42,516

	Professional Services — 0.8%
394	Nielsen Holdings N.V. (a)	11,812

	Road & Rail — 2.1%
130	Canadian Pacific Railway Ltd., (Canada)	10,742
395	J.B. Hunt Transport Services, Inc.	20,551

		31,293

	Trading Companies & Distributors — 3.0%
660	Air Lease Corp. (a)	13,454
240	MSC Industrial Direct Co., Inc., Class A	16,163
67	W.W. Grainger, Inc.	13,961

		43,578

	Total Industrials	261,201

	Information Technology — 22.5%
	Communications Equipment — 2.2%
489	Aruba Networks, Inc. (a)	10,991
164	F5 Networks, Inc. (a)	17,129
54	Palo Alto Networks, Inc. (a)	3,349

		31,469

	Electronic Equipment, Instruments & Components — 0.9%
236	Amphenol Corp., Class A	13,919

	Internet Software & Services — 2.5%
88	LinkedIn Corp., Class A (a)	10,571
277	OpenTable, Inc. (a)	11,528
208	Rackspace Hosting, Inc. (a)	13,753

		35,852

	IT Services — 3.3%
226	Alliance Data Systems Corp. (a)	32,066
375	FleetCor Technologies, Inc. (a)	16,778

		48,844

	Semiconductors & Semiconductor Equipment — 4.9%
694	Avago Technologies Ltd., (Singapore)	24,179
350	KLA-Tencor Corp.	16,706
455	Microchip Technology, Inc. (c)	14,897
457	Xilinx, Inc.	15,255

		71,037

	Software — 8.7%
250	Citrix Systems, Inc. (a)	19,112
156	FactSet Research Systems, Inc.	15,003
472	Fortinet, Inc. (a)	11,384
214	MICROS Systems, Inc. (a)	10,512
741	Nuance Communications, Inc. (a)	18,439
381	Red Hat, Inc. (a)	21,688
158	SolarWinds, Inc. (a)	8,779
238	Splunk, Inc. (a)	8,736

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Software — Continued
422	TIBCO Software, Inc. (a)	12,763

		126,416

	Total Information Technology	327,537

	Materials — 5.6%
	Chemicals — 5.6%
391	FMC Corp.	21,654
126	PPG Industries, Inc.	14,458
228	Sherwin-Williams Co. (The)	33,937
195	W.R. Grace & Co. (a)	11,544

	Total Materials	81,593

	Total Common Stocks (Cost $1,120,606)	1,436,486

Short-Term Investment — 0.4%
	Investment Company — 0.4%
5,350	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.120% (b) (l) (m) (Cost $5,350)	5,350

Investment of Cash Collateral for Securities on Loan — 0.3%
	Investment Company — 0.3%
3,908	JPMorgan Prime Money Market Fund, Capital Shares, 0.130% (b) (l) (Cost $3,908)	3,908

	Total Investments — 99.2% (Cost $1,129,864)	1,445,744
	Other Assets in Excess of Liabilities — 0.8%	11,224

	NET ASSETS — 100.0%	$1,456,968

Percentages indicated are based on net assets.

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)	—	The rate shown is the current yield as of September 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$349,615
Aggregate gross unrealized depreciation	(33,735)

Net unrealized appreciation/depreciation	$315,880

Federal income tax cost of investments	$1,129,864

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,445,744	$—	$—	$1,445,744

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 99.7% (j)
	Common Stocks — 86.0%
	Consumer Discretionary — 16.0%
	Auto Components — 1.2%
3	Autoliv, Inc., (Sweden)	201
63	Cooper Tire & Rubber Co.	1,209
103	Dana Holding Corp.	1,265
34	Lear Corp.	1,294
44	Tenneco, Inc. (a)	1,244
17	TRW Automotive Holdings Corp. (a)	752

		5,965

	Automobiles — 1.1%
108	Ford Motor Co.	1,062
63	General Motors Co. (a)	1,439
39	Harley-Davidson, Inc.	1,667
40	Thor Industries, Inc.	1,455

		5,623

	Diversified Consumer Services — 0.9%
38	Apollo Group, Inc., Class A (a)	1,103
30	Coinstar, Inc. (a)	1,333
13	H&R Block, Inc.	233
22	Hillenbrand, Inc.	395
24	Weight Watchers International, Inc.	1,270

		4,334

	Hotels, Restaurants & Leisure — 2.4%
22	Bally Technologies, Inc. (a)	1,065
63	Brinker International, Inc.	2,225
22	Cracker Barrel Old Country Store, Inc.	1,444
54	International Game Technology	705
24	Jack in the Box, Inc. (a)	680
38	Marriott International, Inc., Class A	1,476
124	MGM Resorts International (a)	1,337
24	Six Flags Entertainment Corp.	1,413
2	Texas Roadhouse, Inc.	30
27	Wyndham Worldwide Corp.	1,442

		11,817

	Household Durables — 1.8%
49	D.R. Horton, Inc.	1,015
33	Garmin Ltd., (Switzerland)	1,382
40	Jarden Corp.	2,088
40	Lennar Corp., Class A	1,394
48	Newell Rubbermaid, Inc.	910
105	PulteGroup, Inc. (a)	1,624
17	Tempur-Pedic International, Inc. (a)	518

		8,931

	Internet & Catalog Retail — 0.7%
26	Expedia, Inc.	1,497
75	Liberty Interactive Corp., Class A (a)	1,384
18	TripAdvisor, Inc. (a)	606

		3,487

	Leisure Equipment & Products — 0.2%
24	Sturm Ruger & Co., Inc.	1,165

	Media — 2.3%
21	AMC Networks, Inc., Class A (a)	916
59	Cinemark Holdings, Inc.	1,316
47	Comcast Corp., Class A	1,671
32	DISH Network Corp., Class A	990
51	Gannett Co., Inc.	910
78	Interpublic Group of Cos., Inc. (The)	872
23	Madison Square Garden Co. (The), Class A (a)	917
28	Omnicom Group, Inc.	1,428
83	Regal Entertainment Group, Class A	1,169
52	Valassis Communications, Inc. (a)	1,274

		11,463

	Multiline Retail — 0.2%
12	Dollar Tree, Inc. (a)	563
14	Macy’s, Inc.	528

		1,091

	Specialty Retail — 4.3%
49	American Eagle Outfitters, Inc.	1,030
30	ANN, Inc. (a)	1,120
33	Ascena Retail Group, Inc. (a)	698
35	AutoNation, Inc. (a)	1,534
7	Bed Bath & Beyond, Inc. (a)	436
37	Buckle, Inc. (The)	1,694
18	Cabela’s, Inc. (a)	958
60	Express, Inc. (a)	888
47	Foot Locker, Inc.	1,666
31	Francesca’s Holdings Corp. (a)	959
47	GameStop Corp., Class A	991
33	Gap, Inc. (The)	1,181
18	Genesco, Inc. (a)	1,183
29	GNC Holdings, Inc., Class A	1,137
18	Home Depot, Inc. (The)	1,079
13	O’Reilly Automotive, Inc. (a)	1,090
34	Penske Automotive Group, Inc.	1,012
13	Ross Stores, Inc.	817
29	Select Comfort Corp. (a)	905

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
	Specialty Retail — Continued
30	TJX Cos., Inc.	1,333

		21,711

	Textiles, Apparel & Luxury Goods — 0.9%
27	Carter’s, Inc. (a)	1,440
12	Coach, Inc.	670
86	Jones Group, Inc. (The)	1,107
8	Steven Madden Ltd. (a)	328
45	Vera Bradley, Inc. (a)	1,069

		4,614

	Total Consumer Discretionary	80,201

	Consumer Staples — 5.2%
	Beverages — 0.8%
12	Beam, Inc.	674
54	Constellation Brands, Inc., Class A (a)	1,748
35	Molson Coors Brewing Co., Class B	1,580

		4,002

	Food & Staples Retailing — 1.0%
35	CVS Caremark Corp.	1,717
47	Kroger Co. (The)	1,105
827	Rite Aid Corp. (a)	967
80	Safeway, Inc.	1,281

		5,070

	Food Products — 2.0%
52	Archer-Daniels-Midland Co.	1,404
7	ConAgra Foods, Inc.	183
111	Dean Foods Co. (a)	1,809
41	Fresh Del Monte Produce, Inc.	1,037
12	Ingredion, Inc.	635
16	JM Smucker Co. (The)	1,385
21	Sanderson Farms, Inc.	938
83	Smithfield Foods, Inc. (a)	1,630
74	Tyson Foods, Inc., Class A	1,187

		10,208

	Household Products — 0.2%
15	Energizer Holdings, Inc.	1,110

	Personal Products — 0.6%
31	Herbalife Ltd., (Cayman Islands)	1,478
33	Nu Skin Enterprises, Inc., Class A	1,299

		2,777

	Tobacco — 0.6%
16	Altria Group, Inc.	542
8	Lorillard, Inc.	975
6	Philip Morris International, Inc.	505
19	Universal Corp.	975

		2,997

	Total Consumer Staples	26,164

	Energy — 6.5%
	Energy Equipment & Services — 2.9%
65	C&J Energy Services, Inc. (a)	1,301
25	Ensco plc, (United Kingdom), Class A	1,359
102	Helix Energy Solutions Group, Inc. (a)	1,860
35	Hornbeck Offshore Services, Inc. (a)	1,287
102	Nabors Industries Ltd., (Bermuda) (a)	1,432
19	Oil States International, Inc. (a)	1,528
25	Rowan Cos. plc, Class A (a)	832
118	RPC, Inc.	1,407
66	Superior Energy Services, Inc. (a)	1,363
31	Unit Corp. (a)	1,290
58	Weatherford International Ltd., (Switzerland) (a)	732

		14,391

	Oil, Gas & Consumable Fuels — 3.6%
50	Chesapeake Energy Corp.	951
14	Chevron Corp.	1,602
25	ConocoPhillips	1,413
36	Delek U.S. Holdings, Inc.	920
17	Devon Energy Corp.	1,052
16	Energen Corp.	842
46	Energy XXI Bermuda Ltd., (Bermuda)	1,620
26	HollyFrontier Corp.	1,061
28	Newfield Exploration Co. (a)	874
53	Northern Oil & Gas, Inc. (a)	899
6	Occidental Petroleum Corp.	521
31	Phillips 66	1,454
38	Plains Exploration & Production Co. (a)	1,417
21	Rosetta Resources, Inc. (a)	987
12	Tesoro Corp.	504
82	Western Refining, Inc.	2,136

		18,253

	Total Energy	32,644

	Financials — 11.5%
	Capital Markets — 1.2%
9	Ameriprise Financial, Inc.	533
92	Ares Capital Corp.	1,575
55	Bank of New York Mellon Corp. (The)	1,250
6	Goldman Sachs Group, Inc. (The)	654
117	Prospect Capital Corp.	1,353

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
	Capital Markets — Continued
23	State Street Corp.	982

		6,347

	Commercial Banks — 2.5%
13	Bank of Hawaii Corp.	593
28	BB&T Corp.	918
71	East West Bancorp, Inc.	1,508
71	Fifth Third Bancorp	1,096
42	First Republic Bank	1,439
242	Huntington Bancshares, Inc.	1,666
60	Regions Financial Corp.	435
27	Texas Capital Bancshares, Inc. (a)	1,344
57	U.S. Bancorp	1,944
45	Wells Fargo & Co.	1,570

		12,513

	Consumer Finance — 1.0%
63	Discover Financial Services	2,490
42	Ezcorp, Inc., Class A (a)	964
97	SLM Corp.	1,524

		4,978

	Diversified Financial Services — 0.6%
49	Bank of America Corp.	430
31	CBOE Holdings, Inc.	906
49	Citigroup, Inc.	1,604

		2,940

	Insurance — 5.3%
32	Aflac, Inc.	1,543
18	Allied World Assurance Co. Holdings AG, (Switzerland)	1,353
42	Allstate Corp. (The)	1,670
19	Alterra Capital Holdings Ltd., (Bermuda)	453
14	American Financial Group, Inc.	530
32	Aspen Insurance Holdings Ltd., (Bermuda)	969
44	Assurant, Inc.	1,637
85	Assured Guaranty Ltd., (Bermuda)	1,163
3	CNA Financial Corp.	85
163	CNO Financial Group, Inc.	1,577
8	Everest Re Group Ltd., (Bermuda)	811
22	Hanover Insurance Group, Inc. (The)	802
83	Hartford Financial Services Group, Inc.	1,604
72	Lincoln National Corp.	1,751
34	MetLife, Inc.	1,157
41	Montpelier Re Holdings Ltd., (Bermuda)	908
18	PartnerRe Ltd., (Bermuda)	1,348
15	Primerica, Inc.	439
65	Protective Life Corp.	1,702
4	Prudential Financial, Inc.	226
16	Reinsurance Group of America, Inc.	904
15	RenaissanceRe Holdings Ltd., (Bermuda)	1,152
23	Torchmark Corp.	1,200
14	Travelers Cos., Inc. (The)	942
28	Unum Group	537

		26,463

	Real Estate Investment Trusts (REITs) — 0.5%
38	Brandywine Realty Trust	466
28	CBL & Associates Properties, Inc.	598
8	Kimco Realty Corp.	161
6	Mid-America Apartment Communities, Inc.	406
9	Post Properties, Inc.	431
6	SL Green Realty Corp.	493

		2,555

	Thrifts & Mortgage Finance — 0.4%
75	Ocwen Financial Corp. (a)	2,066

	Total Financials	57,862

	Health Care — 8.4%
	Biotechnology — 1.4%
17	Amgen, Inc.	1,433
17	Cubist Pharmaceuticals, Inc. (a)	793
7	Gilead Sciences, Inc. (a)	491
80	Incyte Corp., Ltd. (a)	1,435
35	United Therapeutics Corp. (a)	1,944
14	Vertex Pharmaceuticals, Inc. (a)	788

		6,884

	Health Care Equipment & Supplies — 1.8%
54	Alere, Inc. (a)	1,057
38	Align Technology, Inc. (a)	1,392
13	Becton, Dickinson & Co.	985
58	CareFusion Corp. (a)	1,657
22	Cyberonics, Inc. (a)	1,172
9	Integra LifeSciences Holdings Corp. (a)	359
48	ResMed, Inc.	1,946
13	STERIS Corp.	450

		9,018

	Health Care Providers & Services — 3.1%
34	Aetna, Inc.	1,329
9	Air Methods Corp. (a)	1,036
20	AmerisourceBergen Corp.	760
33	Cigna Corp.	1,553

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
	Health Care Providers & Services — Continued
30	Community Health Systems, Inc. (a)	872
6	DaVita, Inc. (a)	663
5	Express Scripts Holding Co. (a)	338
48	HCA Holdings, Inc.	1,595
42	Health Net, Inc. (a)	955
43	HealthSouth Corp. (a)	1,026
22	Humana, Inc.	1,511
59	Omnicare, Inc.	1,987
24	UnitedHealth Group, Inc.	1,322
14	WellPoint, Inc.	786

		15,733

	Life Sciences Tools & Services — 0.3%
14	Charles River Laboratories International, Inc. (a)	549
31	PAREXEL International Corp. (a)	954

		1,503

	Pharmaceuticals — 1.8%
18	Abbott Laboratories	1,206
44	Endo Health Solutions, Inc. (a)	1,389
38	Impax Laboratories, Inc. (a)	988
14	Merck & Co., Inc.	646
45	Questcor Pharmaceuticals, Inc. (a)	829
22	Salix Pharmaceuticals Ltd. (a)	930
108	Warner Chilcott plc, (Ireland), Class A	1,456
21	Watson Pharmaceuticals, Inc. (a)	1,788

		9,232

	Total Health Care	42,370

	Industrials — 12.1%
	Aerospace & Defense — 3.1%
26	Alliant Techsystems, Inc.	1,308
28	B/E Aerospace, Inc. (a)	1,178
19	Boeing Co. (The)	1,335
13	General Dynamics Corp.	858
25	Huntington Ingalls Industries, Inc. (a)	1,061
23	L-3 Communications Holdings, Inc.	1,647
22	Lockheed Martin Corp.	2,072
14	Northrop Grumman Corp.	944
21	Raytheon Co.	1,220
81	Textron, Inc.	2,129
13	TransDigm Group, Inc. (a)	1,785

		15,537

	Air Freight & Logistics — 0.1%
4	FedEx Corp.	302
3	United Parcel Service, Inc., Class B	217

		519

	Airlines — 0.7%
7	Alaska Air Group, Inc. (a)	231
115	Delta Air Lines, Inc. (a)	1,055
45	Spirit Airlines, Inc. (a)	763
130	U.S. Airways Group, Inc. (a)	1,357

		3,406

	Commercial Services & Supplies — 1.4%
44	Avery Dennison Corp.	1,391
24	Copart, Inc. (a)	669
69	Covanta Holding Corp.	1,177
30	Deluxe Corp.	925
103	Pitney Bowes, Inc.	1,420
125	R.R. Donnelley & Sons Co.	1,322
7	United Stationers, Inc.	191

		7,095

	Construction & Engineering — 1.1%
71	AECOM Technology Corp. (a)	1,502
44	Chicago Bridge & Iron Co. N.V., (Netherlands)	1,658
36	EMCOR Group, Inc.	1,034
44	URS Corp.	1,544

		5,738

	Electrical Equipment — 0.5%
30	Belden, Inc.	1,123
36	EnerSys, Inc. (a)	1,280

		2,403

	Industrial Conglomerates — 0.4%
26	Danaher Corp.	1,442
16	General Electric Co.	369

		1,811

	Machinery — 2.5%
37	Actuant Corp., Class A	1,063
39	AGCO Corp. (a)	1,835
16	Caterpillar, Inc.	1,410
8	Middleby Corp. (a)	938
63	Oshkosh Corp. (a)	1,724
69	Terex Corp. (a)	1,560
30	Timken Co.	1,103
67	Titan International, Inc.	1,190
9	Toro Co. (The)	345
54	Trinity Industries, Inc.	1,627

		12,795

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
	Professional Services — 0.3%
16	Acacia Research Corp. (a)	451
25	Corporate Executive Board Co. (The)	1,317

		1,768

	Road & Rail — 1.6%
64	Avis Budget Group, Inc. (a)	991
55	Con-way, Inc.	1,493
30	CSX Corp.	626
42	Hertz Global Holdings, Inc. (a)	576
8	J.B. Hunt Transport Services, Inc.	441
18	Landstar System, Inc.	851
22	Norfolk Southern Corp.	1,389
12	Union Pacific Corp.	1,434

		7,801

	Trading Companies & Distributors — 0.4%
42	TAL International Group, Inc.	1,421
18	United Rentals, Inc. (a)	575

		1,996

	Total Industrials	60,869

	Information Technology — 15.4%
	Communications Equipment — 1.4%
86	Arris Group, Inc. (a)	1,105
66	Ciena Corp. (a)	902
87	Cisco Systems, Inc.	1,663
34	Harris Corp.	1,725
10	Motorola Solutions, Inc.	499
26	Plantronics, Inc.	921

		6,815

	Computers & Peripherals — 1.3%
2	Apple, Inc.	1,468
39	Dell, Inc.	381
43	Diebold, Inc.	1,461
60	Seagate Technology plc, (Ireland)	1,874
35	Western Digital Corp.	1,356

		6,540

	Electronic Equipment, Instruments & Components — 1.2%
33	Corning, Inc.	430
11	Dolby Laboratories, Inc., Class A (a)	353
259	Flextronics International Ltd., (Singapore) (a)	1,557
68	Ingram Micro, Inc., Class A (a)	1,035
1	Plexus Corp. (a)	16
32	SYNNEX Corp. (a)	1,055
33	Tech Data Corp. (a)	1,499

		5,945

	Internet Software & Services — 1.5%
36	Akamai Technologies, Inc. (a)	1,382
38	Ancestry.com, Inc. (a)	1,129
8	Equinix, Inc. (a)	1,625
37	IAC/InterActiveCorp.	1,907
33	Sohu.com, Inc., (China) (a)	1,382

		7,425

	IT Services — 3.9%
28	Accenture plc, (Ireland), Class A	1,942
13	Alliance Data Systems Corp. (a)	1,805
33	Amdocs Ltd.	1,093
46	Broadridge Financial Solutions, Inc.	1,084
31	CACI International, Inc., Class A (a)	1,592
28	Computer Sciences Corp.	907
73	Convergys Corp.	1,143
39	Fidelity National Information Services, Inc.	1,228
32	Gartner, Inc. (a)	1,496
9	Heartland Payment Systems, Inc.	287
5	International Business Machines Corp.	935
58	Lender Processing Services, Inc.	1,604
39	NeuStar, Inc., Class A (a)	1,573
131	SAIC, Inc.	1,582
74	Western Union Co. (The)	1,349

		19,620

	Office Electronics — 0.2%
123	Xerox Corp.	900

	Semiconductors & Semiconductor Equipment — 3.0%
361	Advanced Micro Devices, Inc. (a)	1,217
135	Amkor Technology, Inc. (a)	593
20	Applied Materials, Inc.	225
126	Cypress Semiconductor Corp. (a)	1,353
120	Entegris, Inc. (a)	977
51	First Solar, Inc. (a)	1,124
61	Intel Corp.	1,380
28	KLA-Tencor Corp.	1,348
144	LSI Corp. (a)	996
139	Marvell Technology Group Ltd., (Bermuda)	1,268
31	MKS Instruments, Inc.	786
103	NVIDIA Corp. (a)	1,379

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
	Semiconductors & Semiconductor Equipment — Continued
214	ON Semiconductor Corp. (a)	1,322
94	Teradyne, Inc. (a)	1,331

		15,299

	Software — 2.9%
62	Activision Blizzard, Inc.	700
7	Adobe Systems, Inc. (a)	234
21	BMC Software, Inc. (a)	868
71	CA, Inc.	1,837
180	Cadence Design Systems, Inc. (a)	2,319
43	Fair Isaac Corp.	1,911
55	Microsoft Corp.	1,646
39	Oracle Corp.	1,230
101	Symantec Corp. (a)	1,820
39	Synopsys, Inc. (a)	1,280
19	Tyler Technologies, Inc. (a)	852

		14,697

	Total Information Technology	77,241

	Materials — 5.5%
	Chemicals — 2.2%
24	Cabot Corp.	887
10	CF Industries Holdings, Inc.	2,115
27	H.B. Fuller Co.	837
105	Huntsman Corp.	1,567
74	Kronos Worldwide, Inc.	1,098
13	Monsanto Co.	1,148
5	NewMarket Corp.	1,250
22	Olin Corp.	489
6	Sherwin-Williams Co. (The)	869
16	Valspar Corp.	872

		11,132

	Construction Materials — 0.4%
42	Eagle Materials, Inc.	1,957

	Containers & Packaging — 0.6%
21	Ball Corp.	885
10	Bemis Co., Inc.	322
55	Owens-Illinois, Inc. (a)	1,033
8	Rock-Tenn Co., Class A	596

		2,836

	Metals & Mining — 2.1%
27	Cliffs Natural Resources, Inc.	1,042
71	Coeur d’Alene Mines Corp. (a)	2,059
8	Kaiser Aluminum Corp.	449
30	Newmont Mining Corp.	1,671
18	Reliance Steel & Aluminum Co.	945
45	Southern Copper Corp.	1,560
91	Steel Dynamics, Inc.	1,020
38	United States Steel Corp.	718
50	Worthington Industries, Inc.	1,077

		10,541

	Paper & Forest Products — 0.2%
2	Domtar Corp., (Canada)	191
30	Schweitzer-Mauduit International, Inc.	976

		1,167

	Total Materials	27,633

	Telecommunication Services — 0.7%
	Diversified Telecommunication Services — 0.3%
236	Frontier Communications Corp.	1,158
3	Verizon Communications, Inc.	146

		1,304

	Wireless Telecommunication Services — 0.4%
44	MetroPCS Communications, Inc. (a)	512
11	SBA Communications Corp., Class A (a)	706
37	Telephone & Data Systems, Inc.	960

		2,178

	Total Telecommunication Services	3,482

	Utilities — 4.7%
	Electric Utilities — 2.3%
41	American Electric Power Co., Inc.	1,805
24	Entergy Corp.	1,692
32	FirstEnergy Corp.	1,392
17	Hawaiian Electric Industries, Inc.	444
78	NV Energy, Inc.	1,399
58	PNM Resources, Inc.	1,227
78	Portland General Electric Co.	2,111
53	PPL Corp.	1,542

		11,612

	Gas Utilities — 0.8%
24	AGL Resources, Inc.	997
7	ONEOK, Inc.	347
56	Questar Corp.	1,136
8	Southwest Gas Corp.	341
39	UGI Corp.	1,226

		4,047

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
	Independent Power Producers & Energy Traders — 0.3%
133	AES Corp. (The) (a)	1,457

	Multi-Utilities — 1.0%
43	Ameren Corp.	1,396
95	CMS Energy Corp.	2,240
33	PG&E Corp.	1,398

		5,034

	Water Utilities — 0.3%
38	American Water Works Co., Inc.	1,426

	Total Utilities	23,576

	Total Common Stocks (Cost $391,449)	432,042

Short-Term Investment — 13.7%
	Investment Company — 13.7%
68,632	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.120% (b) (l) (Cost $68,632)	68,632

	Total Investments — 99.7% (Cost $460,081)	500,674
	Other Assets in Excess of Liabilities — 0.3%	1,461

	NET ASSETS — 100.0%	$502,135

Short Positions — 86.2%
	Common Stocks — 86.2%
	Consumer Discretionary — 12.3%
	Auto Components — 0.6%
90	Gentex Corp.	1,529
60	Johnson Controls, Inc.	1,654

		3,183

	Distributors — 0.1%
30	LKQ Corp. (a)	555

	Diversified Consumer Services — 0.5%
40	DeVry, Inc.	910
48	Sotheby’s	1,503

		2,413

	Hotels, Restaurants & Leisure — 2.7%
33	BJ’s Restaurants, Inc. (a)	1,486
49	Carnival Corp.	1,791
5	Chipotle Mexican Grill, Inc. (a)	1,579
26	Gaylord Entertainment Co. (a)	1,017
21	Hyatt Hotels Corp., Class A (a)	843
20	Las Vegas Sands Corp.	927
59	Royal Caribbean Cruises Ltd.	1,797
23	Starbucks Corp.	1,153
31	Vail Resorts, Inc.	1,781
64	WMS Industries, Inc. (a)	1,053

		13,427

	Household Durables — 1.2%
39	Meritage Homes Corp. (a)	1,466
26	Mohawk Industries, Inc. (a)	2,042
2	NVR, Inc. (a)	1,503
24	Ryland Group, Inc. (The)	730

		5,741

	Internet & Catalog Retail — 0.1%
105	Groupon, Inc. (a)	498

	Leisure Equipment & Products — 0.3%
42	Mattel, Inc.	1,504

	Media — 1.7%
61	DreamWorks Animation SKG, Inc., Class A (a)	1,168
5	John Wiley & Sons, Inc., Class A	220
37	Lamar Advertising Co., Class A (a)	1,359
19	Liberty Global, Inc., Class A (a)	1,132
17	Liberty Media Corp. - Liberty Capital, Class A (a)	1,739
83	Live Nation Entertainment, Inc. (a)	713
70	New York Times Co. (The), Class A (a)	688
585	Sirius XM Radio, Inc. (a)	1,521

		8,540

	Multiline Retail — 0.3%
1	Family Dollar Stores, Inc.	68
64	J.C. Penney Co., Inc.	1,545

		1,613

	Specialty Retail — 3.0%
50	Abercrombie & Fitch Co., Class A	1,711
63	CarMax, Inc. (a)	1,773
32	DSW, Inc., Class A	2,130
28	Jos. A. Bank Clothiers, Inc. (a)	1,343
43	Men’s Wearhouse, Inc. (The)	1,466
33	Monro Muffler Brake, Inc.	1,150
37	Signet Jewelers Ltd., (Bermuda)	1,818
27	Tiffany & Co.	1,689
17	Tractor Supply Co.	1,650

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
	Specialty Retail — Continued
6	Ulta Salon Cosmetics & Fragrance, Inc.	544

		15,274

	Textiles, Apparel & Luxury Goods — 1.8%
23	Columbia Sportswear Co.	1,235
16	NIKE, Inc., Class B	1,522
29	Under Armour, Inc., Class A (a)	1,616
12	V.F. Corp.	1,857
22	Warnaco Group, Inc. (The) (a)	1,138
41	Wolverine World Wide, Inc.	1,812

		9,180

	Total Consumer Discretionary	61,928

	Consumer Staples — 4.8%
	Beverages — 0.7%
29	Brown-Forman Corp., Class B	1,873
28	Coca-Cola Co. (The)	1,055
13	Monster Beverage Corp. (a)	698

		3,626

	Food & Staples Retailing — 0.7%
33	United Natural Foods, Inc. (a)	1,952
16	Whole Foods Market, Inc.	1,514

		3,466

	Food Products — 2.6%
15	B&G Foods, Inc.	463
16	Bunge Ltd.	1,090
88	Darling International, Inc. (a)	1,609
77	Dole Food Co., Inc. (a)	1,074
78	Flowers Foods, Inc.	1,572
21	Hershey Co. (The)	1,490
31	Hormel Foods Corp.	914
13	Kellogg Co.	679
26	McCormick & Co., Inc. (Non-Voting)	1,591
21	Mead Johnson Nutrition Co.	1,526
4	Post Holdings, Inc. (a)	125
21	TreeHouse Foods, Inc. (a)	1,125

		13,258

	Household Products — 0.4%
16	Clorox Co. (The)	1,163
11	Procter & Gamble Co. (The)	759

		1,922

	Personal Products — 0.4%
11	Elizabeth Arden, Inc. (a)	539
21	Estee Lauder Cos., Inc. (The), Class A	1,322

		1,861

	Total Consumer Staples	24,133

	Energy — 8.6%
	Energy Equipment & Services — 2.6%
36	Baker Hughes, Inc.	1,606
33	Cameron International Corp. (a)	1,858
3	Core Laboratories N.V., (Netherlands)	304
16	Diamond Offshore Drilling, Inc.	1,073
10	Dresser-Rand Group, Inc. (a)	577
24	Dril-Quip, Inc. (a)	1,696
41	Exterran Holdings, Inc. (a)	834
31	FMC Technologies, Inc. (a)	1,415
26	Lufkin Industries, Inc.	1,391
45	Noble Corp., (Switzerland) (a)	1,600
9	Tidewater, Inc.	435

		12,789

	Oil, Gas & Consumable Fuels — 6.0%
27	Alpha Natural Resources, Inc. (a)	178
23	Anadarko Petroleum Corp.	1,590
42	Approach Resources, Inc. (a)	1,264
10	Berry Petroleum Co., Class A	425
64	Cheniere Energy, Inc. (a)	1,002
28	Cimarex Energy Co.	1,658
3	Cloud Peak Energy, Inc. (a)	46
71	Cobalt International Energy, Inc. (a)	1,574
52	CONSOL Energy, Inc.	1,554
31	EQT Corp.	1,813
154	Forest Oil Corp. (a)	1,305
28	Golar LNG Ltd., (Bermuda)	1,087
56	Gulfport Energy Corp. (a)	1,760
10	Hess Corp.	534
43	Kinder Morgan, Inc.	1,511
40	Marathon Oil Corp.	1,193
8	Murphy Oil Corp.	421
14	Range Resources Corp.	975
152	SandRidge Energy, Inc. (a)	1,060
33	SM Energy Co.	1,788
53	Spectra Energy Corp.	1,566
79	Swift Energy Co. (a)	1,642
24	Targa Resources Corp.	1,204
56	Teekay Corp., (Bermuda)	1,734
26	World Fuel Services Corp.	938

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
	Oil, Gas & Consumable Fuels — Continued
19	WPX Energy, Inc. (a)	316

		30,138

	Total Energy	42,927

	Financials — 12.1%
	Capital Markets — 3.2%
1	Affiliated Managers Group, Inc. (a)	122
18	Apollo Investment Corp.	143
24	Charles Schwab Corp. (The)	301
168	E*TRADE Financial Corp. (a)	1,476
18	Financial Engines, Inc. (a)	418
34	Greenhill & Co., Inc.	1,743
65	Invesco Ltd.	1,628
157	Janus Capital Group, Inc.	1,478
107	Jefferies Group, Inc.	1,466
57	Lazard Ltd., (Bermuda), Class A	1,661
62	Legg Mason, Inc.	1,520
36	LPL Financial Holdings, Inc.	1,031
25	Northern Trust Corp.	1,156
76	SEI Investments Co.	1,622

		15,765

	Commercial Banks — 4.2%
46	CIT Group, Inc. (a)	1,817
185	First Horizon National Corp.	1,785
163	First Niagara Financial Group, Inc.	1,317
52	FNB Corp.	578
43	Hancock Holding Co.	1,324
28	Iberiabank Corp.	1,297
16	M&T Bank Corp.	1,548
15	National Penn Bancshares, Inc.	133
60	Popular, Inc. (a)	1,048
2	PrivateBancorp, Inc.	39
24	Signature Bank (a)	1,641
25	SVB Financial Group (a)	1,508
698	Synovus Financial Corp.	1,654
147	TCF Financial Corp.	1,757
14	UMB Financial Corp.	672
28	United Bankshares, Inc.	698
108	Valley National Bancorp	1,084
2	Westamerica Bancorp	107
56	Zions Bancorp	1,163

		21,170

	Consumer Finance — 0.0% (g)
1	First Cash Financial Services, Inc. (a)	37

	Diversified Financial Services — 0.9%
26	CME Group, Inc.	1,505
35	MarketAxess Holdings, Inc.	1,117
23	Moody’s Corp.	1,030
41	NYSE Euronext	1,014

		4,666

	Insurance — 1.8%
35	Cincinnati Financial Corp.	1,338
33	Endurance Specialty Holdings Ltd., (Bermuda)	1,255
4	Markel Corp. (a)	1,907
30	Mercury General Corp.	1,156
162	Old Republic International Corp.	1,505
76	Progressive Corp. (The)	1,573
3	RLI Corp.	169
13	XL Group plc, (Ireland)	315

		9,218

	Real Estate Investment Trusts (REITs) — 1.3%
22	American Tower Corp.	1,538
25	Colonial Properties Trust	526
13	Equity One, Inc.	264
44	First Industrial Realty Trust, Inc. (a)	573
14	Kilroy Realty Corp.	623
11	Regency Centers Corp.	537
6	Vornado Realty Trust	490
78	Weyerhaeuser Co.	2,029

		6,580

	Thrifts & Mortgage Finance — 0.7%
100	Astoria Financial Corp.	986
120	Capitol Federal Financial, Inc.	1,439
90	People’s United Financial, Inc.	1,087

		3,512

	Total Financials	60,948

	Health Care — 9.9%
	Biotechnology — 1.0%
43	Alkermes plc, (Ireland) (a)	889
58	Ariad Pharmaceuticals, Inc. (a)	1,396
12	Cepheid, Inc. (a)	398
20	Medivation, Inc. (a)	1,116
19	Myriad Genetics, Inc. (a)	521
13	Pharmacyclics, Inc. (a)	864

		5,184

	Health Care Equipment & Supplies — 2.3%
16	Cooper Cos., Inc. (The)	1,545
24	DENTSPLY International, Inc.	916

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
	Health Care Equipment & Supplies — Continued
6	Edwards Lifesciences Corp. (a)	656
19	Haemonetics Corp. (a)	1,516
20	HeartWare International, Inc. (a)	1,858
15	IDEXX Laboratories, Inc. (a)	1,515
14	Masimo Corp. (a)	346
16	NxStage Medical, Inc. (a)	210
27	Sirona Dental Systems, Inc. (a)	1,544
54	Volcano Corp. (a)	1,555

		11,661

	Health Care Providers & Services — 2.6%
66	Accretive Health, Inc. (a)	733
96	Brookdale Senior Living, Inc. (a)	2,218
32	Cardinal Health, Inc.	1,245
15	Centene Corp. (a)	577
12	Chemed Corp.	859
7	Henry Schein, Inc. (a)	585
52	HMS Holdings Corp. (a)	1,742
22	MEDNAX, Inc. (a)	1,665
47	Owens & Minor, Inc.	1,407
6	Quest Diagnostics, Inc.	353
62	VCA Antech, Inc. (a)	1,226
8	WellCare Health Plans, Inc. (a)	459

		13,069

	Health Care Technology — 0.3%
84	Allscripts Healthcare Solutions, Inc. (a)	1,049
33	Quality Systems, Inc.	615

		1,664

	Life Sciences Tools & Services — 1.6%
27	Agilent Technologies, Inc.	1,051
10	Bio-Rad Laboratories, Inc., Class A (a)	1,039
22	Covance, Inc. (a)	1,038
17	PerkinElmer, Inc.	503
74	QIAGEN N.V., (Netherlands) (a)	1,365
15	Techne Corp.	1,095
31	Thermo Fisher Scientific, Inc.	1,829

		7,920

	Pharmaceuticals — 2.1%
12	Allergan, Inc.	1,105
46	Bristol-Myers Squibb Co.	1,550
43	Forest Laboratories, Inc. (a)	1,514
44	Hospira, Inc. (a)	1,445
19	Jazz Pharmaceuticals plc, (Ireland) (a)	1,101
5	Johnson & Johnson	322
13	Perrigo Co.	1,489
18	ViroPharma, Inc. (a)	534
73	Vivus, Inc. (a)	1,309

		10,369

	Total Health Care	49,867

	Industrials — 13.2%
	Aerospace & Defense — 1.1%
26	Curtiss-Wright Corp.	838
71	Hexcel Corp. (a)	1,710
10	Precision Castparts Corp.	1,679
23	Spirit Aerosystems Holdings, Inc., Class A (a)	511
16	Teledyne Technologies, Inc. (a)	989

		5,727

	Airlines — 0.3%
17	Copa Holdings S.A., (Panama), Class A	1,348

	Building Products — 1.7%
27	Armstrong World Industries, Inc.	1,245
67	Fortune Brands Home & Security, Inc. (a)	1,815
68	Masco Corp.	1,019
48	Owens Corning (a)	1,606
44	Simpson Manufacturing Co., Inc.	1,271
79	USG Corp. (a)	1,740

		8,696

	Commercial Services & Supplies — 2.0%
30	Clean Harbors, Inc. (a)	1,476
57	GEO Group, Inc. (The)	1,570
44	Republic Services, Inc.	1,198
50	Rollins, Inc.	1,170
18	Stericycle, Inc. (a)	1,628
50	Waste Connections, Inc.	1,512
47	Waste Management, Inc.	1,493

		10,047

	Construction & Engineering — 1.0%
59	Foster Wheeler AG, (Switzerland) (a)	1,410
21	Jacobs Engineering Group, Inc. (a)	860
45	KBR, Inc.	1,356
76	MasTec, Inc. (a)	1,504

		5,130

	Electrical Equipment — 0.5%
29	AMETEK, Inc.	1,045
119	GrafTech International Ltd. (a)	1,068
8	II-VI, Inc. (a)	156

		2,269

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
	Machinery — 3.0%
13	Chart Industries, Inc. (a)	931
31	CLARCOR, Inc.	1,367
35	Colfax Corp. (a)	1,269
19	Donaldson Co., Inc.	663
30	Graco, Inc.	1,521
67	Harsco Corp.	1,373
15	Kaydon Corp.	342
28	Kennametal, Inc.	1,052
41	Navistar International Corp. (a)	856
25	Nordson Corp.	1,464
33	PACCAR, Inc.	1,334
23	SPX Corp.	1,479
46	Woodward, Inc.	1,560

		15,211

	Marine — 0.4%
19	Kirby Corp. (a)	1,044
35	Matson, Inc.	737

		1,781

	Professional Services — 1.0%
23	Advisory Board Co. (The) (a)	1,108
19	FTI Consulting, Inc. (a)	514
14	IHS, Inc., Class A (a)	1,370
34	Manpower, Inc.	1,249
17	Towers Watson & Co., Class A	899

		5,140

	Road & Rail — 0.7%
28	Genesee & Wyoming, Inc., Class A (a)	1,890
1	Kansas City Southern	47
40	Ryder System, Inc.	1,544

		3,481

	Trading Companies & Distributors — 1.5%
95	Aircastle Ltd.	1,071
33	Applied Industrial Technologies, Inc.	1,349
36	Fastenal Co.	1,565
14	MSC Industrial Direct Co., Inc., Class A	930
5	W.W. Grainger, Inc.	965
20	Watsco, Inc.	1,482

		7,362

	Total Industrials	66,192

	Information Technology — 14.1%
	Communications Equipment — 1.6%
92	Acme Packet, Inc. (a)	1,567
44	ADTRAN, Inc.	764
102	Finisar Corp. (a)	1,454
144	JDS Uniphase Corp. (a)	1,781
33	Juniper Networks, Inc. (a)	572
12	Riverbed Technology, Inc. (a)	289
39	ViaSat, Inc. (a)	1,448

		7,875

	Computers & Peripherals — 0.3%
39	SanDisk Corp. (a)	1,703

	Electronic Equipment, Instruments & Components — 1.7%
43	Cognex Corp.	1,497
73	FLIR Systems, Inc.	1,449
30	IPG Photonics Corp. (a)	1,696
43	National Instruments Corp.	1,083
45	Universal Display Corp. (a)	1,533
104	Vishay Intertechnology, Inc. (a)	1,024

		8,282

	Internet Software & Services — 1.6%
20	CoStar Group, Inc. (a)	1,652
39	DealerTrack Holdings, Inc. (a)	1,080
12	eBay, Inc. (a)	576
23	j2 Global, Inc.	746
236	Monster Worldwide, Inc. (a)	1,729
30	Rackspace Hosting, Inc. (a)	1,957
30	WebMD Health Corp. (a)	420

		8,160

	IT Services — 1.4%
16	Automatic Data Processing, Inc.	923
30	FleetCor Technologies, Inc. (a)	1,351
–(h)	MasterCard, Inc., Class A	37
44	Paychex, Inc.	1,474
104	Sapient Corp. (a)	1,111
6	Teradata Corp. (a)	478
48	VeriFone Systems, Inc. (a)	1,340
1	Visa, Inc., Class A	148

		6,862

	Office Electronics — 0.2%
31	Zebra Technologies Corp., Class A (a)	1,151

	Semiconductors & Semiconductor Equipment — 4.0%
42	Altera Corp.	1,427
75	Atmel Corp. (a)	392
52	Cavium, Inc. (a)	1,748
40	Cirrus Logic, Inc. (a)	1,543

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
	Semiconductors & Semiconductor Equipment — Continued
44	Cree, Inc. (a)	1,124
28	Cymer, Inc. (a)	1,432
21	Diodes, Inc. (a)	349
20	Fairchild Semiconductor International, Inc. (a)	260
24	Hittite Microwave Corp. (a)	1,305
66	International Rectifier Corp. (a)	1,108
122	Intersil Corp., Class A	1,067
11	Lam Research Corp. (a)	335
49	Microchip Technology, Inc.	1,589
102	OmniVision Technologies, Inc. (a)	1,430
46	Semtech Corp. (a)	1,166
55	Skyworks Solutions, Inc. (a)	1,305
52	Texas Instruments, Inc.	1,435
171	TriQuint Semiconductor, Inc. (a)	862
13	Veeco Instruments, Inc. (a)	398

		20,275

	Software — 3.3%
27	ACI Worldwide, Inc. (a)	1,149
38	BroadSoft, Inc. (a)	1,553
5	FactSet Research Systems, Inc.	508
56	Fortinet, Inc. (a)	1,355
36	MICROS Systems, Inc. (a)	1,774
13	MicroStrategy, Inc., Class A (a)	1,750
27	NetSuite, Inc. (a)	1,695
9	Progress Software Corp. (a)	188
65	QLIK Technologies, Inc. (a)	1,455
13	Red Hat, Inc. (a)	712
33	Solera Holdings, Inc.	1,459
52	Synchronoss Technologies, Inc. (a)	1,190
144	Take-Two Interactive Software, Inc. (a)	1,506

		16,294

	Total Information Technology	70,602

	Materials — 5.2%
	Chemicals — 2.4%
16	Air Products & Chemicals, Inc.	1,322
8	Airgas, Inc.	627
26	Celanese Corp., Series A,	981
38	Dow Chemical Co. (The)	1,100
21	FMC Corp.	1,159
22	Innophos Holdings, Inc.	1,089
2	Intrepid Potash, Inc. (a)	45
10	Praxair, Inc.	1,038
33	Rockwood Holdings, Inc.	1,547
28	Scotts Miracle-Gro Co. (The), Class A	1,232
28	Sensient Technologies Corp.	1,032
15	Sigma-Aldrich Corp.	1,088

		12,260

	Construction Materials — 0.3%
31	Texas Industries, Inc. (a)	1,279

	Containers & Packaging — 0.4%
22	Aptargroup, Inc.	1,148
67	Sealed Air Corp.	1,036

		2,184

	Metals & Mining — 1.9%
59	Allied Nevada Gold Corp. (a)	2,302
11	Compass Minerals International, Inc.	815
87	Globe Specialty Metals, Inc.	1,320
325	Hecla Mining Co.	2,132
1	Royal Gold, Inc.	50
118	Titanium Metals Corp.	1,520
38	Walter Energy, Inc.	1,224

		9,363

	Paper & Forest Products — 0.2%
38	MeadWestvaco Corp.	1,178

	Total Materials	26,264

	Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 0.5%
29	AT&T, Inc.	1,077
10	CenturyLink, Inc.	413
33	Level 3 Communications, Inc. (a)	755

		2,245

	Wireless Telecommunication Services — 0.6%
19	Crown Castle International Corp. (a)	1,196
231	NII Holdings, Inc. (a)	1,811

		3,007

	Total Telecommunication Services	5,252

	Utilities — 4.9%
	Electric Utilities — 1.8%
37	Cleco Corp.	1,551
34	Edison International	1,555
32	Exelon Corp.	1,156
44	Northeast Utilities	1,688
39	Southern Co. (The)	1,804
33	UIL Holdings Corp.	1,196

		8,950

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
	Gas Utilities — 0.9%
31	National Fuel Gas Co.	1,697
17	New Jersey Resources Corp.	782
16	Northwest Natural Gas Co.	797
24	Piedmont Natural Gas Co., Inc.	784
8	South Jersey Industries, Inc.	429

		4,489

	Independent Power Producers & Energy Traders — 0.6%
77	Atlantic Power Corp.	1,146
97	Calpine Corp. (a)	1,675
25	NRG Energy, Inc.	532

		3,353

	Multi-Utilities — 1.6%
22	Consolidated Edison, Inc.	1,303
31	Dominion Resources, Inc.	1,665
29	Integrys Energy Group, Inc.	1,507
14	MDU Resources Group, Inc.	317
63	NiSource, Inc.	1,601
34	SCANA Corp.	1,627

		8,020

	Total Utilities	24,812

	Total Short Positions (Proceeds $436,295)	$432,925

Percentages indicated are based on net assets.

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(j)	—	All or a portion of these securities are segregated for short sales.
(l)	—	The rate shown is the current yield as of September 30, 2012.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$56,322
Aggregate gross unrealized depreciation	(15,729)

Net unrealized appreciation/depreciation	$40,593

Federal income tax cost of investments	$460,081

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$500,674	$—	$—	$500,674
Total Liabilities (a)	$(432,925)	$—	$—	$(432,925)

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.6%
	Consumer Discretionary — 14.7%
	Automobiles — 0.6%
178	Tesla Motors, Inc. (a)	5,200

	Diversified Consumer Services — 0.4%
104	Sotheby’s	3,260

	Hotels, Restaurants & Leisure — 3.4%
113	BJ’s Restaurants, Inc. (a)	5,111
252	Bravo Brio Restaurant Group, Inc. (a)	3,673
1,031	Morgans Hotel Group Co. (a)	6,616
750	Scientific Games Corp., Class A (a)	6,201
113	Vail Resorts, Inc.	6,503

		28,104

	Internet & Catalog Retail — 1.8%
250	HomeAway, Inc. (a)	5,870
245	Kayak Software Corp. (a)	8,649

		14,519

	Leisure Equipment & Products — 0.6%
130	Arctic Cat, Inc. (a)	5,369

	Media — 2.4%
677	National CineMedia, Inc.	11,079
661	ReachLocal, Inc. (a)	8,293

		19,372

	Specialty Retail — 3.4%
143	Children’s Place Retail Stores, Inc. (The) (a)	8,556
183	Lumber Liquidators Holdings, Inc. (a)	9,274
316	rue21, Inc. (a)	9,847

		27,677

	Textiles, Apparel & Luxury Goods — 2.1%
328	Vera Bradley, Inc. (a)	7,813
205	Wolverine World Wide, Inc.	9,096

		16,909

	Total Consumer Discretionary	120,410

	Consumer Staples — 1.2%
	Food & Staples Retailing — 0.7%
102	Fresh Market, Inc. (The) (a)	6,094

	Food Products — 0.5%
248	Dean Foods Co. (a)	4,050

	Total Consumer Staples	10,144

	Energy — 6.1%
	Energy Equipment & Services — 2.6%
164	Dril-Quip, Inc. (a)	11,759
389	Forum Energy Technologies, Inc. (a)	9,451

		21,210

	Oil, Gas & Consumable Fuels — 3.5%
274	Laredo Petroleum Holdings, Inc. (a)	6,018
1,262	Magnum Hunter Resources Corp. (a)	5,605
297	Oasis Petroleum, Inc. (a)	8,755
172	Rosetta Resources, Inc. (a)	8,220

		28,598

	Total Energy	49,808

	Financials — 9.1%
	Capital Markets — 4.8%
78	Affiliated Managers Group, Inc. (a)	9,619
159	Cohen & Steers, Inc. (c)	4,695
389	Financial Engines, Inc. (a)	9,267
894	PennantPark Investment Corp.	9,483
179	Stifel Financial Corp. (a)	6,011

		39,075

	Commercial Banks — 0.9%
108	Signature Bank (a)	7,231

	Insurance — 0.7%
210	Amtrust Financial Services, Inc.	5,371

	Real Estate Investment Trusts (REITs) — 2.1%
90	BRE Properties, Inc.	4,230
377	Douglas Emmett, Inc. (m)	8,704
73	Home Properties, Inc.	4,454

		17,388

	Real Estate Management & Development — 0.6%
117	Zillow, Inc., Class A (a)	4,952

	Total Financials	74,017

	Health Care — 21.1%
	Biotechnology — 5.8%
151	Acorda Therapeutics, Inc. (a)	3,870
310	Aegerion Pharmaceuticals, Inc. (a)	4,591
186	Ariad Pharmaceuticals, Inc. (a)	4,499
199	Cubist Pharmaceuticals, Inc. (a)	9,498
406	Exact Sciences Corp. (a)	4,469
579	Halozyme Therapeutics, Inc. (a)	4,379
92	Onyx Pharmaceuticals, Inc. (a)	7,799
544	Synta Pharmaceuticals Corp. (a)	4,147
515	Threshold Pharmaceuticals, Inc. (a)	3,730

		46,982

	Health Care Equipment & Supplies — 6.4%
1,202	Imris, Inc., (Canada) (a)	5,386

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Health Care Equipment & Supplies — Continued
490	Insulet Corp. (a)	10,573
251	Masimo Corp. (a)	6,076
670	MELA Sciences, Inc. (a)	2,149
588	Novadaq Technologies, Inc., (Canada) (a)	6,075
813	Syneron Medical Ltd., (Israel) (a)	7,922
375	Tornier N.V., (Netherlands) (a)	7,099
2,162	Unilife Corp. (a)	6,746

		52,026

	Health Care Providers & Services — 4.2%
541	Acadia Healthcare Co., Inc. (a)	12,902
510	Emeritus Corp. (a)	10,684
175	Health Net, Inc. (a)	3,928
125	WellCare Health Plans, Inc. (a)	7,063

		34,577

	Health Care Technology — 0.6%
166	Vocera Communications, Inc. (a)	5,122

	Life Sciences Tools & Services — 1.8%
511	Bruker Corp. (a)	6,684
489	Fluidigm Corp. (a)	8,320

		15,004

	Pharmaceuticals — 2.3%
182	Impax Laboratories, Inc. (a)	4,730
615	Nektar Therapeutics (a)	6,564
269	Sagent Pharmaceuticals, Inc. (a)	4,294
102	ViroPharma, Inc. (a)	3,080

		18,668

	Total Health Care	172,379

	Industrials — 19.5%
	Aerospace & Defense — 0.8%
169	HEICO Corp.	6,548

	Building Products — 4.1%
205	Armstrong World Industries, Inc.	9,496
225	Fortune Brands Home & Security, Inc. (a)	6,080
246	Simpson Manufacturing Co., Inc.	7,035
327	Trex Co., Inc. (a)	11,156

		33,767

	Commercial Services & Supplies — 0.9%
153	Clean Harbors, Inc. (a)	7,469

	Electrical Equipment — 1.3%
166	Acuity Brands, Inc.	10,494

	Industrial Conglomerates — 1.3%
209	Carlisle Cos., Inc.	10,862

	Machinery — 4.5%
173	Graco, Inc.	8,703
95	Middleby Corp. (a)	10,928
340	Rexnord Corp. (a)	6,197
283	Titan International, Inc.	4,996
76	Wabtec Corp.	6,110

		36,934

	Professional Services — 0.8%
279	Mistras Group, Inc. (a)	6,475

	Road & Rail — 2.2%
417	Marten Transport Ltd.	7,333
341	Old Dominion Freight Line, Inc. (a)	10,273

		17,606

	Trading Companies & Distributors — 3.6%
118	MSC Industrial Direct Co., Inc., Class A	7,967
589	Rush Enterprises, Inc., Class A (a)	11,340
130	Watsco, Inc.	9,883

		29,190

	Total Industrials	159,345

	Information Technology — 26.0%
	Communications Equipment — 1.7%
522	Aruba Networks, Inc. (a)	11,744
32	Palo Alto Networks, Inc. (a)	1,945

		13,689

	Computers & Peripherals — 1.0%
289	Fusion-io, Inc. (a)	8,743

	Electronic Equipment, Instruments & Components — 0.2%
234	Audience, Inc. (a)	1,450

	Internet Software & Services — 5.6%
507	Bazaarvoice, Inc. (a)	7,673
292	Cornerstone OnDemand, Inc. (a)	8,937
334	DealerTrack Holdings, Inc. (a)	9,314
164	Demandware, Inc. (a)	5,201
517	Envestnet, Inc. (a)	6,047
205	OpenTable, Inc. (a)	8,516

		45,688

	IT Services — 0.9%
694	ServiceSource International, Inc. (a)	7,120

	Semiconductors & Semiconductor Equipment — 4.1%
266	Cavium, Inc. (a)	8,879
121	Cymer, Inc. (a)	6,163
132	Hittite Microwave Corp. (a)	7,336

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Semiconductors & Semiconductor Equipment — Continued
723	Inphi Corp. (a)	7,703
34	Mellanox Technologies Ltd., (Israel) (a)	3,462

		33,543

	Software — 12.5%
247	BroadSoft, Inc. (a)	10,111
138	CommVault Systems, Inc. (a)	8,106
110	Concur Technologies, Inc. (a)	8,073
262	Fortinet, Inc. (a)	6,332
180	Imperva, Inc. (a)	6,666
387	Infoblox, Inc. (a)	8,991
124	NetSuite, Inc. (a)	7,921
176	Parametric Technology Corp. (a)	3,837
311	RealPage, Inc. (a)	7,033
123	SolarWinds, Inc. (a)	6,862
91	Sourcefire, Inc. (a)	4,447
136	Splunk, Inc. (a)	4,987
1,043	Take-Two Interactive Software, Inc. (a)	10,876
273	TIBCO Software, Inc. (a)	8,247

		102,489

	Total Information Technology	212,722

	Telecommunication Services — 0.9%
	Wireless Telecommunication Services — 0.9%
919	Boingo Wireless, Inc. (a)	7,294

	Total Common Stocks (Cost $672,213)	806,119

NUMBER OF WARRANTS
Warrant — 0.0%
	Energy — 0.0%
	Oil, Gas & Consumable Fuels — 0.0%
103	Magnum Hunter Resources Corp., expiring 10/14/13 (a) (c) (Cost $—)	—

SHARES
Short-Term Investment — 1.6%
	Investment Company — 1.6%
12,725	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.120% (b) (l) (Cost $12,725)	12,725

Investment of Cash Collateral for Securities on Loan — 0.1%
	Investment Company — 0.1%
834	JPMorgan Prime Money Market Fund, Capital Shares, 0.130% (b) (l) (Cost $834)	834

	Total Investments — 100.3% (Cost $685,772)	819,678
	Liabilities in Excess of Other Assets — (0.3)%	(2,511)

	NET ASSETS — 100.0%	$817,167

Percentages indicated are based on net assets.

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)	—	The rate shown is the current yield as of September 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$169,803
Aggregate gross unrealized depreciation	(35,897)

Net unrealized appreciation/depreciation	$133,906

Federal income tax cost of investments	$685,772

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$814,073	$5,605	$—	$819,678

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of an equity security (Magnum Hunter Resources Corp.). Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 during the period ended September 30, 2012.

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.2%
	Consumer Discretionary — 11.6%
	Auto Components — 0.4%
14	Cooper Tire & Rubber Co.	269
60	Spartan Motors, Inc.	300
116	Superior Industries International, Inc.	1,982

		2,551

	Distributors — 0.1%
72	VOXX International Corp. (a)	536

	Diversified Consumer Services — 1.2%
317	Corinthian Colleges, Inc. (a)	755
123	Lincoln Educational Services Corp.	516
221	Regis Corp.	4,070
250	Stewart Enterprises, Inc., Class A	2,097

		7,438

	Hotels, Restaurants & Leisure — 1.8%
52	Ameristar Casinos, Inc.	931
9	Biglari Holdings, Inc. (a)	3,395
22	Bloomin’ Brands, Inc. (a)	359
29	Bluegreen Corp. (a)	184
29	Einstein Noah Restaurant Group, Inc.	518
180	Isle of Capri Casinos, Inc. (a)	1,253
157	Multimedia Games Holding Co., Inc. (a)	2,462
23	Red Robin Gourmet Burgers, Inc. (a)	733
138	Ruth’s Hospitality Group, Inc. (a)	876
17	Scientific Games Corp., Class A (a)	142
12	Town Sports International Holdings, Inc. (a)	151

		11,004

	Household Durables — 2.0%
110	American Greetings Corp., Class A	1,846
82	Blyth, Inc.	2,136
44	CSS Industries, Inc.	894
111	La-Z-Boy, Inc. (a)	1,625
142	Leggett & Platt, Inc.	3,550
18	NACCO Industries, Inc., Class A	2,195

		12,246

	Internet & Catalog Retail — 0.2%
15	Kayak Software Corp. (a)	519
312	Orbitz Worldwide, Inc. (a)	796

		1,315

	Leisure Equipment & Products — 0.6%
44	Arctic Cat, Inc. (a)	1,816
124	JAKKS Pacific, Inc.	1,804

		3,620

	Media — 2.0%
45	Crown Media Holdings, Inc., Class A (a)	75
152	Entercom Communications Corp., Class A (a)	1,044
10	Fisher Communications, Inc. (a)	357
173	Journal Communications, Inc., Class A (a)	900
241	LIN TV Corp., Class A (a)	1,061
176	McClatchy Co. (The), Class A (a)	393
23	Nexstar Broadcasting Group, Inc., Class A (a)	246
24	Outdoor Channel Holdings, Inc.	173
3	Saga Communications, Inc., Class A (a)	138
62	Scholastic Corp.	1,970
382	Sinclair Broadcast Group, Inc., Class A	4,288
54	Valassis Communications, Inc. (a)	1,323
4	Value Line, Inc.	38

		12,006

	Multiline Retail — 1.0%
196	Bon-Ton Stores, Inc. (The)	1,858
63	Dillard’s, Inc., Class A	4,542

		6,400

	Specialty Retail — 1.8%
90	Brown Shoe Co., Inc.	1,449
171	Conn’s, Inc. (a)	3,764
20	Five Below, Inc. (a)	785
482	OfficeMax, Inc.	3,762
448	Wet Seal, Inc. (The), Class A (a)	1,410

		11,170

	Textiles, Apparel & Luxury Goods — 0.5%
83	Cherokee, Inc.	1,211
160	Fifth & Pacific Cos., Inc. (a)	2,050

		3,261

	Total Consumer Discretionary	71,547

	Consumer Staples — 3.0%
	Food & Staples Retailing — 0.8%
7	Nash Finch Co.	146
4	Pantry, Inc. (The) (a)	63
2,116	Rite Aid Corp. (a)	2,476
53	Spartan Stores, Inc.	815
560	SUPERVALU, Inc.	1,350

		4,850

	Food Products — 0.0% (g)
12	Farmer Bros Co. (a)	113

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Household Products — 1.0%
492	Central Garden & Pet Co., Class A (a)	5,946

	Personal Products — 0.1%
51	Prestige Brands Holdings, Inc. (a)	867

	Tobacco — 1.1%
132	Universal Corp.	6,737

	Total Consumer Staples	18,513

	Energy — 5.0%
	Energy Equipment & Services — 2.2%
438	Cal Dive International, Inc. (a)	670
96	Forum Energy Technologies, Inc. (a)	2,327
374	Helix Energy Solutions Group, Inc. (a)	6,829
383	Hercules Offshore, Inc. (a)	1,867
33	Natural Gas Services Group, Inc. (a)	496
156	Parker Drilling Co. (a)	660
32	Pioneer Energy Services Corp. (a)	252
45	Tesco Corp. (a)	483
4	Tetra Technologies, Inc. (a)	25

		13,609

	Oil, Gas & Consumable Fuels — 2.8%
24	Alon USA Energy, Inc.	329
48	Cloud Peak Energy, Inc. (a)	867
167	EPL Oil & Gas, Inc. (a)	3,392
24	Green Plains Renewable Energy, Inc. (a)	138
8	Panhandle Oil and Gas, Inc., Class A	248
370	Penn Virginia Corp.	2,295
227	Petroquest Energy, Inc. (a)	1,524
55	Renewable Energy Group, Inc. (a)	362
84	Stone Energy Corp. (a)	2,100
140	W&T Offshore, Inc.	2,622
118	Western Refining, Inc.	3,087
1	Westmoreland Coal Co. (a)	10

		16,974

	Total Energy	30,583

	Financials — 34.1%
	Capital Markets — 1.5%
20	Affiliated Managers Group, Inc. (a)	2,423
110	Apollo Investment Corp.	867
18	GAMCO Investors, Inc., Class A	876
93	Gladstone Capital Corp.	818
42	Gladstone Investment Corp.	326
160	Investment Technology Group, Inc. (a)	1,392
34	Janus Capital Group, Inc.	316
186	MCG Capital Corp.	859
30	MVC Capital, Inc.	387
28	NGP Capital Resources Co.	209
28	Oppenheimer Holdings, Inc., Class A	445
24	Piper Jaffray Cos. (a)	616

		9,534

	Commercial Banks — 12.8%
50	1st Source Corp.	1,105
38	BancFirst Corp.	1,628
189	BancorpSouth, Inc.	2,786
83	Bank of Hawaii Corp.	3,777
31	Banner Corp.	843
68	BBCN Bancorp, Inc. (a)	855
12	Cascade Bancorp (a)	64
104	Cathay General Bancorp	1,802
11	Center Bancorp, Inc.	126
67	Central Pacific Financial Corp. (a)	964
4	Century Bancorp, Inc., Class A	121
37	Chemical Financial Corp.	886
10	Citizens & Northern Corp.	190
15	Citizens Republic Bancorp, Inc. (a)	300
89	City Holding Co.	3,186
49	CoBiz Financial, Inc.	346
69	Community Bank System, Inc.	1,939
56	Community Trust Bancorp, Inc.	2,001
23	Cullen/Frost Bankers, Inc.	1,315
71	Financial Institutions, Inc.	1,325
35	First Bancorp	404
99	First Busey Corp.	484
4	First Citizens BancShares, Inc., Class A	635
671	First Commonwealth Financial Corp.	4,731
22	First Community Bancshares, Inc.	336
121	First Financial Bancorp	2,046
19	First Financial Bankshares, Inc. (c)	688
59	First Interstate Bancsystem, Inc.	878
23	First Merchants Corp.	344
202	FirstMerit Corp.	2,979
236	FNB Corp.	2,641
1	Fulton Financial Corp.	12
18	Great Southern Bancorp, Inc.	569
42	Hancock Holding Co.	1,313
28	Heartland Financial USA, Inc.	750
26	Hudson Valley Holding Corp.	447
30	Lakeland Bancorp, Inc.	307
14	Lakeland Financial Corp.	386

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Commercial Banks — Continued
145	MainSource Financial Group, Inc.	1,863
61	MB Financial, Inc.	1,197
30	Metro Bancorp, Inc. (a)	380
29	MetroCorp Bancshares, Inc. (a)	308
53	National Bank Holdings Corp., Class A (a)	1,024
19	OmniAmerican Bancorp, Inc. (a)	427
285	Oriental Financial Group, Inc.	2,998
56	PacWest Bancorp	1,313
11	S&T Bancorp, Inc.	194
9	Sierra Bancorp	105
27	Simmons First National Corp., Class A	667
131	Southwest Bancorp, Inc. (a)	1,417
18	StellarOne Corp.	237
92	Sterling Financial Corp.	2,053
9	Suffolk Bancorp (a)	128
198	Susquehanna Bancshares, Inc.	2,067
28	SVB Financial Group (a)	1,711
223	TCF Financial Corp.	2,664
20	Tompkins Financial Corp.	810
73	Trustmark Corp.	1,774
95	UMB Financial Corp.	4,610
45	Umpqua Holdings Corp.	574
31	Union First Market Bankshares Corp.	487
31	Valley National Bancorp	309
19	Washington Trust Bancorp, Inc.	502
10	West Bancorp, Inc.	115
34	West Coast Bancorp (a)	767
28	Westamerica Bancorp	1,313
208	Wilshire Bancorp, Inc. (a)	1,312

		78,835

	Consumer Finance — 1.2%
140	DFC Global Corp. (a)	2,406
74	World Acceptance Corp. (a)	5,019

		7,425

	Diversified Financial Services — 0.7%
64	Marlin Business Services Corp.	1,360
143	PHH Corp. (a)	2,900
18	Resource America, Inc., Class A	122

		4,382

	Insurance — 4.4%
337	American Equity Investment Life Holding Co.	3,915
23	American Safety Insurance Holdings Ltd. (a)	424
47	Arch Capital Group Ltd., (Bermuda) (a)	1,963
48	Argo Group International Holdings Ltd., (Bermuda)	1,558
380	CNO Financial Group, Inc.	3,667
37	Hallmark Financial Services (a)	300
167	Horace Mann Educators Corp.	3,024
51	Meadowbrook Insurance Group, Inc.	392
105	Platinum Underwriters Holdings Ltd., (Bermuda)	4,271
48	ProAssurance Corp.	4,377
32	StanCorp Financial Group, Inc.	1,012
160	Symetra Financial Corp.	1,964

		26,867

	Real Estate Investment Trusts (REITs) — 11.6%
917	Anworth Mortgage Asset Corp.	6,232
99	Apartment Investment & Management Co., Class A	2,581
331	Ashford Hospitality Trust, Inc.	2,780
480	Capstead Mortgage Corp.	6,473
212	CBL & Associates Properties, Inc.	4,520
20	Colonial Properties Trust	423
169	Coresite Realty Corp.	4,542
278	CubeSmart	3,574
263	CYS Investments, Inc.	3,701
964	DCT Industrial Trust, Inc.	6,238
161	DiamondRock Hospitality Co.	1,546
176	FelCor Lodging Trust, Inc. (a)	836
64	First Industrial Realty Trust, Inc. (a)	836
42	Getty Realty Corp.	747
33	Home Properties, Inc.	2,040
81	Hospitality Properties Trust	1,914
40	LaSalle Hotel Properties	1,073
334	Lexington Realty Trust	3,225
50	LTC Properties, Inc.	1,586
81	Mission West Properties, Inc.	700
76	Parkway Properties, Inc.	1,019
115	Pennsylvania Real Estate Investment Trust	1,825
109	Potlatch Corp.	4,058
18	PS Business Parks, Inc.	1,216
492	RAIT Financial Trust	2,583
143	Redwood Trust, Inc.	2,071
218	Sunstone Hotel Investors, Inc. (a)	2,403
7	Taubman Centers, Inc.	522

		71,264

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Thrifts & Mortgage Finance — 1.9%
127	Astoria Financial Corp.	1,257
12	BankFinancial Corp.	106
49	Beneficial Mutual Bancorp, Inc. (a)	470
85	Doral Financial Corp. (a)	80
12	ESB Financial Corp.	174
28	OceanFirst Financial Corp.	409
298	Ocwen Financial Corp. (a)	8,157
49	Rockville Financial, Inc.	600
13	WSFS Financial Corp.	533

		11,786

	Total Financials	210,093

	Health Care — 5.7%
	Biotechnology — 1.3%
14	Achillion Pharmaceuticals, Inc. (a)	146
56	Celldex Therapeutics, Inc. (a)	352
70	Clovis Oncology, Inc. (a)	1,424
65	Durata Therapeutics, Inc. (a)	612
555	Lexicon Pharmaceuticals, Inc. (a)	1,288
386	Oncothyreon, Inc. (a)	1,982
309	PDL BioPharma, Inc.	2,376

		8,180

	Health Care Equipment & Supplies — 1.0%
9	AngioDynamics, Inc. (a)	113
188	Greatbatch, Inc. (a)	4,567
84	SurModics, Inc. (a)	1,702

		6,382

	Health Care Providers & Services — 2.5%
107	Amedisys, Inc. (a)	1,476
102	Cross Country Healthcare, Inc. (a)	481
34	Gentiva Health Services, Inc. (a)	382
48	HealthSouth Corp. (a)	1,153
106	Magellan Health Services, Inc. (a)	5,481
416	Skilled Healthcare Group, Inc., Class A (a)	2,678
402	Sun Healthcare Group, Inc. (a)	3,406

		15,057

	Health Care Technology — 0.5%
186	MedAssets, Inc. (a)	3,318

	Pharmaceuticals — 0.4%
10	Cornerstone Therapeutics, Inc. (a)	52
23	Medicis Pharmaceutical Corp., Class A	986
35	ViroPharma, Inc. (a)	1,061

		2,099

	Total Health Care	35,036

	Industrials — 12.7%
	Aerospace & Defense — 1.3%
48	Ceradyne, Inc.	1,160
78	Cubic Corp.	3,890
342	GenCorp, Inc. (a)	3,242

		8,292

	Air Freight & Logistics — 0.1%
181	Pacer International, Inc. (a)	721

	Airlines — 1.0%
44	Alaska Air Group, Inc. (a)	1,546
77	Hawaiian Holdings, Inc. (a)	430
355	Republic Airways Holdings, Inc. (a)	1,645
163	SkyWest, Inc.	1,683
60	U.S. Airways Group, Inc. (a)	628

		5,932

	Building Products — 0.9%
160	Gibraltar Industries, Inc. (a)	2,045
158	NCI Building Systems, Inc. (a)	1,587
65	Quanex Building Products Corp.	1,223
18	Trex Co., Inc. (a)	621

		5,476

	Commercial Services & Supplies — 2.1%
60	American Reprographics Co. (a)	255
875	Cenveo, Inc. (a)	2,005
502	EnergySolutions, Inc. (a)	1,369
55	G&K Services, Inc., Class A	1,731
59	HNI Corp.	1,515
27	Knoll, Inc.	382
45	Performant Financial Corp. (a)	476
166	Quad/Graphics, Inc.	2,809
127	Steelcase, Inc., Class A	1,253
54	United Stationers, Inc.	1,413

		13,208

	Construction & Engineering — 1.2%
79	Argan, Inc.	1,380
71	Comfort Systems USA, Inc.	773
155	EMCOR Group, Inc.	4,409
37	Michael Baker Corp. (a)	871

		7,433

	Electrical Equipment — 0.3%
119	LSI Industries, Inc.	801
27	Powell Industries, Inc. (a)	1,044

		1,845

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Industrial Conglomerates — 0.3%
45	Standex International Corp.	2,018

	Machinery — 2.7%
48	AGCO Corp. (a) (m)	2,274
59	American Railcar Industries, Inc. (a)	1,681
3	Ampco-Pittsburgh Corp.	52
144	Briggs & Stratton Corp.	2,679
154	Douglas Dynamics, Inc.	2,272
101	Federal Signal Corp. (a)	637
103	FreightCar America, Inc.	1,836
49	Hurco Cos., Inc. (a)	1,112
31	Kadant, Inc. (a)	728
143	Meritor, Inc. (a)	606
35	Mueller Industries, Inc.	1,587
148	Mueller Water Products, Inc., Class A	727
9	Proto Labs, Inc. (a)	298
11	Watts Water Technologies, Inc., Class A	397

		16,886

	Marine — 0.1%
30	International Shipholding Corp.	498

	Professional Services — 0.5%
111	Barrett Business Services, Inc.	2,997

	Road & Rail — 0.9%
2	Amerco, Inc.	234
29	Arkansas Best Corp.	229
25	Celadon Group, Inc.	405
20	Heartland Express, Inc.	264
58	RailAmerica, Inc. (a)	1,582
126	Saia, Inc. (a)	2,544

		5,258

	Trading Companies & Distributors — 1.1%
84	Aircastle Ltd.	946
125	Applied Industrial Technologies, Inc.	5,185
13	MRC Global, Inc. (a)	320

		6,451

	Transportation Infrastructure — 0.2%
100	Wesco Aircraft Holdings, Inc. (a)	1,367

	Total Industrials	78,382

	Information Technology — 12.8%
	Communications Equipment — 1.8%
267	Arris Group, Inc. (a)	3,419
82	Aviat Networks, Inc. (a)	196
38	Bel Fuse, Inc., Class B	703
54	Black Box Corp.	1,388
42	Calix, Inc. (a)	268
166	Comtech Telecommunications Corp.	4,597
44	Oplink Communications, Inc. (a)	724

		11,295

	Computers & Peripherals — 1.1%
138	Avid Technology, Inc. (a)	1,303
191	Electronics for Imaging, Inc. (a)	3,173
33	Fusion-io, Inc. (a)	999
52	Imation Corp. (a)	292
74	STEC, Inc. (a)	498
38	Xyratex Ltd., (United Kingdom)	348

		6,613

	Electronic Equipment, Instruments & Components — 2.0%
63	Aeroflex Holding Corp. (a)	416
101	Agilysys, Inc. (a)	864
9	Anixter International, Inc.	506
31	Audience, Inc. (a)	191
78	Cognex Corp.	2,694
49	Coherent, Inc. (a)	2,224
35	Electro Scientific Industries, Inc.	422
41	Newport Corp. (a)	457
53	Park Electrochemical Corp.	1,313
29	Richardson Electronics Ltd.	344
40	Tech Data Corp. (a)	1,821
71	Vishay Intertechnology, Inc. (a)	702

		11,954

	Internet Software & Services — 0.7%
56	Digital River, Inc. (a)	938
15	ExactTarget, Inc. (a)	351
154	IntraLinks Holdings, Inc. (a)	1,005
43	Monster Worldwide, Inc. (a)	317
10	Trulia, Inc. (a)	221
217	United Online, Inc.	1,197
57	XO Group, Inc. (a)	477

		4,506

	IT Services — 1.6%
28	CACI International, Inc., Class A (a)	1,471
90	CIBER, Inc. (a)	313
89	Convergys Corp.	1,401
121	CSG Systems International, Inc. (a)	2,721
61	Euronet Worldwide, Inc. (a)	1,154
159	Global Cash Access Holdings, Inc. (a)	1,281

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	IT Services — Continued
31	Unisys Corp. (a)	638
41	Vantiv, Inc., Class A (a)	873

		9,852

	Semiconductors & Semiconductor Equipment — 3.9%
41	Advanced Energy Industries, Inc. (a)	504
107	Amkor Technology, Inc. (a)	471
70	Brooks Automation, Inc.	559
56	DSP Group, Inc. (a)	331
103	Entropic Communications, Inc. (a)	601
64	Exar Corp. (a)	510
218	First Solar, Inc. (a)	4,819
35	GSI Technology, Inc. (a)	174
95	GT Advanced Technologies, Inc. (a)	518
73	Integrated Device Technology, Inc. (a)	429
88	Intermolecular, Inc. (a)	622
33	IXYS Corp. (a)	330
66	Lam Research Corp. (a)	2,109
156	Lattice Semiconductor Corp. (a)	596
321	LTX-Credence Corp. (a)	1,845
14	M/A-COM Technology Solutions Holdings, Inc. (a)	176
117	Peregrine Semiconductor Corp. (a)	1,984
40	Pericom Semiconductor Corp. (a)	343
154	Photronics, Inc. (a)	828
55	RF Micro Devices, Inc. (a)	217
51	Rudolph Technologies, Inc. (a)	531
62	Sigma Designs, Inc. (a)	411
268	Spansion, Inc., Class A (a)	3,189
138	STR Holdings, Inc. (a)	426
23	Supertex, Inc. (a)	408
92	Tessera Technologies, Inc.	1,252

		24,183

	Software — 1.7%
85	Aspen Technology, Inc. (a)	2,195
62	Eloqua, Inc. (a)	1,215
73	Envivio, Inc. (a)	160
53	Fair Isaac Corp.	2,337
41	Infoblox, Inc. (a)	951
17	JDA Software Group, Inc. (a)	534
8	Proofpoint, Inc. (a)	114
102	TIBCO Software, Inc. (a)	3,092

		10,598

	Total Information Technology	79,001

	Materials — 5.6%
	Chemicals — 1.4%
32	Georgia Gulf Corp.	1,152
62	Minerals Technologies, Inc.	4,405
149	Spartech Corp. (a)	799
118	Tredegar Corp.	2,098

		8,454

	Construction Materials — 0.0% (g)
27	Headwaters, Inc. (a)	180

	Containers & Packaging — 0.5%
81	Graphic Packaging Holding Co. (a)	470
176	Myers Industries, Inc.	2,747

		3,217

	Metals & Mining — 2.2%
210	Coeur d’Alene Mines Corp. (a)	6,042
80	U.S. Silica Holdings, Inc. (a)	1,089
298	Worthington Industries, Inc.	6,444

		13,575

	Paper & Forest Products — 1.5%
34	Buckeye Technologies, Inc.	1,093
32	Domtar Corp., (Canada)	2,505
79	Neenah Paper, Inc.	2,263
202	PH Glatfelter Co.	3,596

		9,457

	Total Materials	34,883

	Telecommunication Services — 0.3%
	Diversified Telecommunication Services — 0.1%
40	Consolidated Communications Holdings, Inc.	690

	Wireless Telecommunication Services — 0.2%
171	Leap Wireless International, Inc. (a)	1,167

	Total Telecommunication Services	1,857

	Utilities — 6.4%
	Electric Utilities — 2.2%
150	El Paso Electric Co.	5,148
198	Portland General Electric Co.	5,351
26	Unitil Corp.	705
51	UNS Energy Corp.	2,139

		13,343

	Gas Utilities — 2.0%
43	AGL Resources, Inc.	1,751
10	Chesapeake Utilities Corp.	483
130	Laclede Group, Inc. (The)	5,598
12	New Jersey Resources Corp.	530

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Gas Utilities — Continued
23	Piedmont Natural Gas Co., Inc.	747
76	Southwest Gas Corp.	3,364

		12,473

	Independent Power Producers & Energy Traders — 0.3%
803	GenOn Energy, Inc. (a)	2,031

	Multi-Utilities — 1.8%
174	Avista Corp.	4,484
19	CH Energy Group, Inc.	1,259
143	NorthWestern Corp.	5,184

		10,927

	Water Utilities — 0.1%
33	California Water Service Group	606
32	Consolidated Water Co., Ltd., (Cayman Islands)	265

		871

	Total Utilities	39,645

	Total Common Stocks (Cost $494,436)	599,540

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.5%
2,795	U.S. Treasury Note, 0.500%, 11/30/12 (k) (m) (Cost $2,796)	2,797

SHARES
Short-Term Investment — 2.1%
	Investment Company — 2.1%
13,171	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.120% (b) (l) (m) (Cost $13,171)	13,171

Investment of Cash Collateral for Securities on Loan — 0.0% (g)
	Investment Company — 0.0% (g)
84	JPMorgan Prime Money Market Fund, Capital Shares, 0.130% (b) (l) (Cost $84)	84

	Total Investments — 99.8% (Cost $510,487)	615,592
	Other Assets in Excess of Liabilities — 0.2%	1,038

	NET ASSETS — 100.0%	$616,630

Percentages indicated are based on net assets.

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
191	E-mini Russell 2000	12/21/12	$15,937	$(222)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	—	Amount rounds to less than 0.1%.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$140,659
Aggregate gross unrealized depreciation	(35,554)

Net unrealized appreciation/depreciation	$105,105

Federal income tax cost of investments	$510,487

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$612,795	$2,797	$—	$615,592
Depreciation in Other Financial Instruments
Futures Contracts	$(222)	$—	$—	$(222)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
November 29, 2012

By:	/s/	Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
November 29, 2012